UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05371

Russell Investment Funds
(Exact name of registrant as specified in charter)
401 Union Street, 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth Albaneze, Secretary and Chief Legal Officer
401 Union Street
18th Floor
Seattle, Washington 98101
206-505-4846
______________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354
Date of fiscal year end:           December 31
Date of reporting period:        January 1, 2025 to December 31, 2025

Item 1. Reports to Stockholders

U.S. Strategic Equity Fund

RIFAX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about U.S. Strategic Equity Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
U.S. Strategic Equity Fund	$93	0.87%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its primary benchmark for the fiscal year. One of the Fund’s four money managers outperformed its assigned benchmark for the fiscal year. Stock selection was the primary detractor over the period, as holdings within the information technology and industrials sectors detracted from performance. Factor positioning was negative, as tilts toward smaller size and away from the most expensive, most volatile, and most stretched positive price momentum stocks were not rewarded. Sector allocation decisions were mixed over the period, as an overweight to the healthcare and consumer staples sectors detracted from performance, while an underweight to the real estate sector added to performance. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt toward lower volatility stocks and away from expensive stocks, performed in line with the benchmark for the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 1000® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	U.S. Strategic Equity Fund	Russell 1000® Index
2015	10,000	10,000
2016	11,064	11,205
2017	13,364	13,636
2018	12,076	12,983
2019	15,730	17,063
2020	19,480	20,640
2021	23,454	26,101
2022	18,562	21,108
2023	23,442	26,708
2024	28,249	33,255
2025	32,326	39,030

Annual Fund Performance*

	1 Year	5 Years	10 Years
U.S. Strategic Equity Fund	14.43%	10.66%	12.45%
Russell 1000® Index	17.37%	13.59%	14.59%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of any insurance company separate account or policy charges. Those charges, if included, would have reduced performance.

Key Fund Statistics

Net Assets (thousands)	$646,409
Total Number of Portfolio Holdings	500
Total Advisory Fees Paid (thousands)	$4,269
Portfolio Turnover Rate	61%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.2%
Securities Sold Short	(5.3)%
Short-Term Investments	3.9%
Common Stocks	101.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	42.3%
Financial Services	14.2%
Consumer Discretionary	13.2%
Health Care	9.8%
Producer Durables	8.2%
Consumer Staples	3.8%
Materials and Processing	3.7%
Energy	3.0%
Utilities	3.0%
Other	(1.2)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=RIF.

U.S. Strategic Equity Fund

Annual Shareholder Report

RIFAX

December 31, 2025

U.S. Small Cap Equity Fund

RIFBX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about U.S. Small Cap Equity Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
U.S. Small Cap Equity Fund	$113	1.08%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. One of the Fund’s six money managers to whose strategies Russell Investment Management, LLC (“RIM”) allocated Fund assets outperformed its assigned benchmark for the fiscal year. Stock selection was the primary detractor over the period, primarily within the industrials and materials sectors. Factor positioning was a negative contributor, with exposure towards higher quality stocks and away from the most expensive and most volatile stocks detracting from performance. Sector allocation was mixed over the period, as an overweight to the consumer discretionary sector detracted from performance while an overweight to the materials sector contributed positively. RIM’s positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most expensive, lowest quality and most volatile stocks, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 2000® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	U.S. Small Cap Equity Fund	Russell 3000® Index	Russell 2000®IndexFootnote Reference(a)
2015	10,000	10,000	10,000
2016	11,866	11,274	12,131
2017	13,703	13,656	13,908
2018	12,062	12,940	12,376
2019	14,844	16,954	15,535
2020	16,730	20,495	18,636
2021	21,045	25,754	21,397
2022	17,687	20,808	17,024
2023	20,093	26,209	19,906
2024	21,807	32,448	22,203
2025	23,627	38,012	25,047

Annual Fund Performance*

	1 Year	5 Years	10 Years
U.S. Small Cap Equity Fund	8.34%	7.15%	8.98%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000®IndexFootnote Reference(a)	12.81%	6.09%	9.62%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of any insurance company separate account or policy charges. Those charges, if included, would have reduced performance.

Key Fund Statistics

Net Assets (thousands)	$207,484
Total Number of Portfolio Holdings	1,100
Total Advisory Fees Paid (thousands)	$1,757
Portfolio Turnover Rate	89%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.2%
Securities Sold Short	(3.7)%
Short-Term Investments	3.9%
Common Stocks	99.6%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	22.1%
Health Care	17.5%
Producer Durables	16.8%
Technology	13.8%
Consumer Discretionary	11.4%
Materials and Processing	8.2%
Energy	4.8%
Consumer Staples	2.5%
Utilities	2.5%
Other	0.4%

Material Fund Changes

In March 2025, RIM terminated BAMCO, Inc. as a money manager for the Fund and hired Lord, Abbett & Co. LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026 at https://connect.rightprospectus.com/russellinvestments?Site=RIFor upon request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=RIF.

Footnote	Description
Footnote(a)	This secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that RIM believes is representative of the investment strategies pursued by the Fund. RIM assesses the Fund’s performance relative to its secondary benchmark.

U.S. Small Cap Equity Fund

Annual Shareholder Report

RIFBX

December 31, 2025

International Developed Markets Fund

RIFCX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about International Developed Markets Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
International Developed Markets Fund	$113	0.99%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. Two of the Fund’s three money managers outperformed their assigned benchmarks.  With respect to factor exposures, the Fund’s tilt towards quality stocks and smaller capitalization stocks were key detractors. With respect to sector exposures, the Fund’s underweight to energy, healthcare and real estate contributed positively to performance. Stock selection was not beneficial over the period. Russell Investment Management, LLC’s positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality, detracted over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies added value over the fiscal year while the use of index futures to equitize a portion of the Fund’s cash performed as intended.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	International Developed Markets Fund	MSCI World ex USA Index (Net)	International Developed Markets Linked BenchmarkFootnote Reference(a)
2015	10,000	10,000	10,000
2016	10,236	10,275	10,242
2017	12,793	12,762	12,788
2018	10,890	10,964	10,986
2019	13,037	13,430	13,457
2020	13,699	14,449	14,477
2021	15,433	16,273	16,305
2022	13,420	13,947	13,975
2023	15,602	16,449	16,482
2024	16,035	17,222	17,257
2025	20,627	22,708	22,754

Annual Fund Performance*

	1 Year	5 Years	10 Years
International Developed Markets Fund	28.64%	8.53%	7.51%
MSCI World ex USA Index (Net)	31.85%	9.46%	8.55%
International Developed Markets Linked BenchmarkFootnote Reference(a)	31.85%	9.46%	8.57%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of any insurance company separate account or policy charges. Those charges, if included, would have reduced performance.

Key Fund Statistics

Net Assets (thousands)	$395,942
Total Number of Portfolio Holdings	541
Total Advisory Fees Paid (thousands)	$3,214
Portfolio Turnover Rate	36%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	1.7%
Preferred Stocks	0.5%
Short-Term Investments	5.9%
Common Stocks	91.9%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	16.2%
United Kingdom	9.5%
United States	8.9%
France	7.9%
Germany	7.8%
Canada	4.4%
Netherlands	4.3%
Switzerland	4.1%
China	3.6%
Italy	3.1%
Other Common Stocks	22.1%
Other	8.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=RIF.

Footnote	Description
Footnote(a)	The International Developed Markets Linked Benchmark represents the returns of the Russell Developed ex-US Large Cap Index (net of tax on dividends from foreign holdings) through December 31, 2017, and the returns of the MSCI World ex USA Index (net of tax on dividends from foreign holdings) thereafter. This secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that takes into account historical changes in the Fund’s primary benchmark. RIM assesses the Fund’s performance relative to its secondary benchmark. For more information, see the Performance section in the Fund’s Summary Prospectus.

International Developed Markets Fund

Annual Shareholder Report

RIFCX

December 31, 2025

Strategic Bond Fund

RIFDX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about Strategic Bond Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Strategic Bond Fund	$66	0.64%

How did the Fund perform last year and what affected its performance?

The Fund outperformed its primary benchmark for the fiscal year. The Fund’s overweight to corporate bonds and securitized credit (non-agency CMO, non-agency CMBS and ABS) were the primary drivers of outperformance. Additionally, the Fund’s overweight to 2- and 3- year U.S. key rate duration position, implemented via derivatives, was additive as short-term U.S. interest rates rallied in 2025. Short Japanese and European interest rates positions, implemented via derivatives, also contributed positively to performance. The Fund used government bond futures to seek to generate active returns from interest rates positions, and the strategy had a modestly positive impact during the fiscal year. The Fund also used currency forwards to seek to generate active returns from currency positions, but the strategy dragged on performance for the fiscal year. All of the Fund’s money managers outperformed their assigned benchmarks for the fiscal year.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Strategic Bond Fund	Bloomberg U.S. Aggregate Bond Index
2015	10,000	10,000
2016	10,310	10,265
2017	10,708	10,628
2018	10,621	10,630
2019	11,598	11,556
2020	12,576	12,424
2021	12,347	12,232
2022	10,584	10,641
2023	11,009	11,229
2024	11,101	11,369
2025	11,917	12,199

Annual Fund Performance*

	1 Year	5 Years	10 Years
Strategic Bond Fund	7.35%	(1.07)%	1.77%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of any insurance company separate account or policy charges. Those charges, if included, would have reduced performance.

Key Fund Statistics

Net Assets (thousands)	$873,078
Total Number of Portfolio Holdings	942
Total Advisory Fees Paid (thousands)	$4,692
Portfolio Turnover Rate	52%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.2)%
Short-Term Investments	15.9%
Long-Term Fixed Income Investments	84.3%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	26.1%
Mortgage-Backed Securities	25.1%
International Debt	13.2%
Asset-Backed Securities	6.7%
Non-US Bonds	6.6%
United States Government Treasuries	6.3%
United States Government Agencies	0.3%
Other	15.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=RIF.

Strategic Bond Fund

Annual Shareholder Report

RIFDX

December 31, 2025

Global Real Estate Securities Fund

RIFSX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about Global Real Estate Securities Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Global Real Estate Securities Fund	$94	0.90%

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the period. Negative security selection within the United Kingdom and Singapore detracted from performance. Unfavorable stock selection among net lease and specialty REITs also had a negative impact. These effects were partially offset by positive security selection within the health care and office sectors.

During the period, performance among the Fund’s money managers was mixed, with one underperforming and one outperforming the Fund’s secondary benchmark.

Russell Investment Management, LLC’s (“RIM”) positioning strategy, which implemented sector tilting through the purchase of real estate stocks, outperformed the Fund’s secondary benchmark. An underweight to technology and specialty REITs was additive, while an overweight to shopping centers detracted from performance.

During the fiscal year, RIM used index futures contracts to equitize the Fund’s cash and this strategy performed as intended.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Global Real Estate Securities Fund	MSCI World Index (Net)	FTSE EPRA Nareit Developed Index (Net)Footnote Reference(a)
2015	10,000	10,000	10,000
2016	10,302	10,751	10,406
2017	11,518	13,159	11,485
2018	10,859	12,013	10,838
2019	13,209	15,337	13,212
2020	12,526	17,776	12,018
2021	15,932	21,654	15,153
2022	11,667	17,726	11,352
2023	12,898	21,942	12,450
2024	13,081	26,039	12,566
2025	14,205	31,532	13,770

Annual Fund Performance*

	1 Year	5 Years	10 Years
Global Real Estate Securities Fund	8.59%	2.55%	3.57%
MSCI World Index (Net)	21.09%	12.15%	12.17%
FTSE EPRA Nareit Developed Index (Net)Footnote Reference(a)	9.58%	2.76%	3.25%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of any insurance company separate account or policy charges. Those charges, if included, would have reduced performance.

Key Fund Statistics

Net Assets (thousands)	$979,326
Total Number of Portfolio Holdings	143
Total Advisory Fees Paid (thousands)	$7,705
Portfolio Turnover Rate	67%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.8%
Short-Term Investments	5.5%
Common Stocks	93.7%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	57.4%
Japan	9.5%
Australia	6.0%
United Kingdom	3.5%
Singapore	3.2%
Hong Kong	3.0%
France	2.7%
Germany	2.2%
Sweden	1.7%
Switzerland	1.3%
Other Common Stocks	3.2%
Other	6.3%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=RIF.

Footnote	Description
Footnote(a)	This secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that RIM believes is representative of the investment strategies pursued by the Fund. RIM assesses the Fund’s performance relative to its secondary benchmark. For more information, see the Performance section in the Fund’s Summary Prospectus.

Global Real Estate Securities Fund

Annual Shareholder Report

RIFSX

December 31, 2025

Moderate Strategy Fund

RIFGX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about Moderate Strategy Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Moderate Strategy Fund	$15	0.14%

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s target strategic asset allocation.  The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds.  During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities.  Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Moderate Strategy Fund	Bloomberg U.S. Universal Index
2015	10,000	10,000
2016	10,775	10,391
2017	11,840	10,816
2018	11,257	10,789
2019	12,668	11,791
2020	13,479	12,684
2021	14,589	12,544
2022	12,305	10,914
2023	13,698	11,588
2024	14,586	11,824
2025	16,372	12,721

Annual Fund Performance*

	1 Year	5 Years	10 Years
Moderate Strategy Fund	12.24%	3.96%	5.05%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.44%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of any insurance company separate account or policy charges. Those charges, if included, would have reduced performance.

Key Fund Statistics

Net Assets (thousands)	$64,761
Total Number of Portfolio Holdings	11
Total Advisory Fees Paid (thousands)	$0
Portfolio Turnover Rate	18%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	53.8%
International Equities	20.4%
Domestic Equities	16.0%
Multi-Asset	7.9%
Alternative	2.0%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=RIF.

Moderate Strategy Fund

Annual Shareholder Report

RIFGX

December 31, 2025

Balanced Strategy Fund

RIFHX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about Balanced Strategy Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Balanced Strategy Fund	$15	0.14%

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s target strategic asset allocation.  The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds. During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities.   Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Balanced Strategy Fund	MSCI ACWI Index (Net)
2015	10,000	10,000
2016	10,905	10,786
2017	12,214	13,372
2018	11,384	12,113
2019	13,256	15,335
2020	14,271	17,828
2021	16,132	21,133
2022	13,494	17,252
2023	15,453	21,082
2024	16,918	24,769
2025	19,449	30,302

Annual Fund Performance*

	1 Year	5 Years	10 Years
Balanced Strategy Fund	14.96%	6.39%	6.88%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of any insurance company separate account or policy charges. Those charges, if included, would have reduced performance.

Key Fund Statistics

Net Assets (thousands)	$220,956
Total Number of Portfolio Holdings	11
Total Advisory Fees Paid (thousands)	$94
Portfolio Turnover Rate	19%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	34.6%
Fixed Income	33.4%
Domestic Equities	21.1%
Multi-Asset	6.9%
Alternative	4.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=RIF.

Balanced Strategy Fund

Annual Shareholder Report

RIFHX

December 31, 2025

Aggressive Strategy Fund

RIFIX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about Aggressive Strategy Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Aggressive Strategy Fund	$16	0.15%

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s target strategic asset allocation.  The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds.  During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities.    Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Aggressive Strategy Fund	MSCI ACWI Index (Net)
2015	10,000	10,000
2016	10,973	10,786
2017	12,690	13,372
2018	11,669	12,113
2019	13,777	15,335
2020	15,120	17,828
2021	17,757	21,133
2022	14,702	17,252
2023	17,343	21,082
2024	19,414	24,769
2025	22,800	30,302

Annual Fund Performance*

	1 Year	5 Years	10 Years
Aggressive Strategy Fund	17.45%	8.56%	8.59%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of any insurance company separate account or policy charges. Those charges, if included, would have reduced performance.

Key Fund Statistics

Net Assets (thousands)	$182,787
Total Number of Portfolio Holdings	11
Total Advisory Fees Paid (thousands)	$82
Portfolio Turnover Rate	18%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	39.5%
Domestic Equities	33.4%
Fixed Income	14.3%
Multi-Asset	7.8%
Alternative	5.0%

Material Fund Changes

Until April 30, 2025, the Fund’s name was Growth Strategy Fund. Effective May 1, 2025, the Fund changed its name to Aggressive Strategy Fund.

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026 at https://connect.rightprospectus.com/russellinvestments?Site=RIFor upon request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=RIF.

Aggressive Strategy Fund

Annual Shareholder Report

RIFIX

December 31, 2025

Equity Aggressive Strategy Fund

RIFJX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about Equity Aggressive Strategy Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Equity Aggressive Strategy Fund	$16	0.15%

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s target strategic asset allocation.  The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds. During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities.  Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Equity Aggressive Strategy Fund	MSCI ACWI Index (Net)
2015	10,000	10,000
2016	11,085	10,786
2017	13,030	13,372
2018	11,798	12,113
2019	14,168	15,335
2020	15,339	17,828
2021	18,346	21,133
2022	15,103	17,252
2023	18,051	21,082
2024	20,414	24,769
2025	24,184	30,302

Annual Fund Performance*

	1 Year	5 Years	10 Years
Equity Aggressive Strategy Fund	18.47%	9.53%	9.23%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of any insurance company separate account or policy charges. Those charges, if included, would have reduced performance.

Key Fund Statistics

Net Assets (thousands)	$52,958
Total Number of Portfolio Holdings	10
Total Advisory Fees Paid (thousands)	$0
Portfolio Turnover Rate	24%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	42.4%
Domestic Equities	39.6%
Multi-Asset	7.8%
Alternative	5.4%
Fixed Income	4.9%
Other	(0.1)%

Material Fund Changes

Until April 30, 2025, the Fund’s name was Equity Growth Strategy Fund. Effective May 1, 2025, the Fund changed its name to Equity Aggressive Strategy Fund.

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026 at https://connect.rightprospectus.com/russellinvestments?Site=RIFor upon request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=RIF.

Equity Aggressive Strategy Fund

Annual Shareholder Report

RIFJX

December 31, 2025

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer (“Code”).  There have been no amendments to, or waivers in connection with, the Code during the period covered by this Report.  The registrant has filed a copy of the Code as an exhibit to its annual report on this Form N-CSR.

Item 3. Audit Committee Financial Expert.

Registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Michelle Cahoon has been determined to be the Audit Committee Financial Expert and is also determined to be “independent” for purposes of Item 3, paragraph (a)(2)(i) and (ii) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

2024    $295,937
2025    $307,773

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item and the nature of the services comprising those fees were as follows:

Fees                                         Nature of Services

2024    $103,259                                 Tax Services performed in connection with the Audit
2025    $107,392                                 Tax Services performed in connection with the Audit

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning and the nature of the services comprising the fees were as follows:

Fees                                         Nature of Services

2024    $92,865                                   Tax services
2025    $92,865                                   Tax services

All Other Fees

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item and the nature of the services comprising those fees were as follows:

Fees                                         Nature of Services

2024    $0
2025    $0

(e) (1) Registrant’s audit committee has adopted the following pre-approval policies and procedures for certain services provided by registrant’s accountants:

Russell Investment Company
Russell Investment Funds
Russell Investments Exchange Traded Funds
Russell Investments New Economy Infrastructure Fund
Russell Investments Strategic Credit Fund
(each an “Investment Company”)

Audit and Non-Audit Services Pre-Approval Policy
Effective Date: April 1, 2025

I.        Statement of Purpose.

This Audit and Non-Audit Services Pre-Approval Policy (“Policy”) has been adopted by the Audit Committee (the “Audit Committee”) of each Investment Company to apply to any and all engagements of the independent auditor with: (1) an Investment Company for audit and permissible non-audit services and (2) the Investment Company’s adviser or its control affiliates (collectively, “Adviser Entities”) for permissible non-audit services that relate directly to the Investment Company’s operations or financial reporting (“fund-related services”) 1. The term “Funds” shall collectively refer to each series of an Investment Company that is a series company and to each Investment Company that is not a series company.  The term “Investment Adviser” shall refer to the Funds’ adviser, Russell Investment Management, LLC (“RIM”).  This Policy does not delegate to management the responsibilities set forth herein for the pre-approval of services performed by the Funds’ independent auditor.

II.     Statement of Principles.

Under the Sarbanes-Oxley Act of 2002 (the “Act”) and rules adopted by the United States Securities and Exchange Commission (the “SEC”), the Audit Committee of the Funds’ Board of Trustees (the “Audit Committee”) is charged with responsibility for the appointment, compensation and oversight of the work of the independent auditor for the Funds.  As part of these responsibilities, the Audit Committee is required to pre-approve: (1) the audit services and permissible non-audit services, such as audit-related, tax and other services (“non-audit services”), to be performed by the independent auditor for the Funds, and (2) the services to be performed by the independent auditor for Adviser Entities that relate directly to the operations and financial reporting of the fund, in each case to assure that the independence of the auditor is not in any way compromised or impaired with respect to the Funds.  In determining whether an auditor is independent in light of the services it provides to a Fund or Adviser Entity, there are four guiding principles under the Act and relevant SEC rules that must be considered.  In general, the independence of the auditor to the Funds could be deemed impaired if the auditor has a relationship or provides a service that:

(a) Creates a mutual or conflicting interest between the auditor and the audit client (including the Funds whose financial statements are being audited, as well as affiliates of the Funds covered by relevant SEC rules);
(b) Results in the auditor acting as management or an employee of the audit client;
(c) Places the auditor in the position of auditing its own work; or
(d) Places the accountant in a position of being an advocate for the audit client.

Accordingly, it is the Funds’ policy that the independent auditor for the Funds must not be engaged to perform any service that contravenes the rules adopted by the SEC governing auditor independence, including the four guidelines set forth above, or which in any way could be deemed to impair or compromise the independence of the auditor for the Funds.  This Policy is designed to accomplish those requirements and will henceforth be applied to all engagements by the Funds of their independent auditor, whether for audit, audit-related, tax, or other non-audit services, as well as to engagements of the auditor by Adviser Entities for fund-related services.

Rules adopted by the SEC establish two distinct approaches to the pre-approval of auditor services by the Audit Committee.  The proposed services either may receive general pre-approval through adoption by the Audit Committee of pre-approval policies and procedures, provided the policies and procedures are detailed as to the particular services (e.g., a list of authorized services for the fund, together with a budget of expected costs for those services), the Audit Committee is informed of each service and such policies and procedures do not include delegation of the Audit Committee’s responsibilities to management (“general pre-approval”), or specific pre-approval by the Audit Committee of all services provided to the Funds or fund-related services provided to Adviser Entities on a case-by-case basis (“specific pre-approval”).

The Funds’ Audit Committee believes that the combination of these two approaches reflected in this Policy will result in an effective and efficient procedure for the pre-approval of permissible services performed by the Funds’ independent auditor.  The Funds’ Audit and Non-Audit Pre-Approved Services Schedule lists the audit, audit-related, tax and other services (including fund-related services) that have the general pre-approval of the Audit Committee. 2 As set forth in this Policy, unless a particular service has received general pre-approval, those services will require specific pre-approval by the Audit Committee before any such services can be provided by the independent auditor.  Any proposed service to the Funds or Adviser Entities that exceeds the pre-approved budget for those services will also require specific pre-approval by the appropriate Audit Committee.

In assessing whether a particular audit or non-audit service should be approved, the Audit Committee will take into account the ratio between the total amounts paid for audit, audit-related, tax and other services, based on historical patterns, with a view toward assuring that the level of fees paid for non-audit services as they relate to the fees paid for audit services does not compromise or impair the independence of the auditor.  The Audit Committee will review the list of general pre-approved services, including the pre-approved budget for those services, at least annually and more frequently if deemed appropriate by the Audit Committee, and may implement changes thereto from time to time.

III.      Delegation.

As provided in the Act and in the SEC’s rules, the Audit Committee from time to time may delegate either general or specific pre-approval authority to one or more of its members.  Any member to whom such authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

IV.       Audit Services.

The annual audit services engagement terms and fees for the independent auditor for the Funds require specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor in order to be able to form an opinion on the financial statements for the Funds for that year.  These other procedures include reviews of information systems, procedural reviews and testing performed in order to understand and rely on the Funds’ systems of internal control, and consultations relating to the audit.  Audit services also include the attestation engagement for the independent auditor’s report on the report from management on financial reporting internal controls.  The Audit Committee will review the audit services engagement as necessary or appropriate in the sole judgment of the Audit Committee.

In addition to the pre-approval by the Audit Committee of the annual engagement of the independent auditor to perform audit services described above, the Audit Committee may grant general pre-approval to other audit services, which are those services that only the independent auditor reasonably can provide.  These services are generally related to the issuance of an audit opinion, and may include statutory audits and services associated with the Funds’ SEC registration statement on Form N-1A or Form N-2, periodic reports and documents filed with or information requested by the SEC or other regulatory or self-regulatory organizations, or other documents issued in connection with the Funds’ securities offerings.

The audit services engagement terms and fees for the independent auditor for the Funds, as described above, must be specifically pre-approved by the Audit Committee or its delegate on an annual basis. The Audit Committee has pre-approved the other audit services set forth in Schedule A of the Audit and Non-Audit Pre-Approved Services Schedule.  All other audit services not listed in Schedule A of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

V.      Audit-Related Services.

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the financial statements for the Funds, or the separate financial statements for a series of the Funds that are traditionally performed by the independent auditor.  Because the Audit Committee believes that the provision of audit-related services does not compromise or impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant pre-approval to audit related services.  “Audit-related services” include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal reporting requirements, including  reports required to be filed with the SEC pursuant to applicable requirements.

The Audit Committee has pre-approved the audit-related services set forth in Schedule B of the Audit and Non-Audit Pre-Approved Services Schedule.  All other audit-related services not listed in Schedule B of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

VI.     Tax Services.

The Audit Committee believes that the independent auditor can provide tax services to the Funds, such as tax compliance, tax planning and tax advice, without impairing the auditor’s independence and the SEC has stated that the independent auditor may provide such services.  Consequently, the Audit Committee believes that it may grant general pre-approval to those tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence.  However, the Audit Committee will not permit the retention of the independent auditor to provide tax advice in connection with any transaction recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported by the United States Internal Revenue Code and related regulations or the applicable tax statutes and regulations that apply to the Funds’ investments outside the United States.  The Audit Committee will consult with the Treasurer of the Funds or outside counsel to determine that the Funds’ tax planning and reporting positions are consistent with this policy.

The Audit Committee has pre-approved the tax services set forth in Schedule C of the Audit and Non-Audit Pre-Approved Services Schedule. All other tax services not listed in Schedule C of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

VII.      All Other Services.

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes that it may grant general pre-approval to those permissible non-audit services classified as “all other” services that the Audit Committee believes are routine and recurring services, would not impair or compromise the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the permissible “all other services” set forth in Schedule D of the Audit and Non-Audit Pre-Approved Services Schedule.  Permissible “all other services” not listed in Schedule D of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

A list of the SEC’s prohibited non-audit services are as follows:

(a) Bookkeeping or other services relating to the accounting records or financial statements of the Funds
(b) Financial information system design and implementation
(c) Appraisal or valuation services, fairness opinions or contribution-in-kind reports
(d) Actuarial services
(e) Internal audit outsourcing services
(f) Management functions
(g) Human resources services
(h) Broker-dealer, investment adviser or investment banking services
(i) Legal services unrelated to the audit
(j) Expert services unrelated to the audit

The SEC’s rules and relevant official interpretations and guidance should be consulted to determine the scope of these prohibited services and the applicability of any exceptions to certain of the prohibitions.  Under no circumstance may an executive, manager or associate of the Funds, the Investment Adviser or an Adviser Entity authorize the independent auditor for the Funds to provide prohibited non-audit services.

VIII.      De Minimis Waiver.

In accordance with the Act and SEC regulations, notwithstanding anything in this Policy to the contrary, the pre-approval requirements of this Policy are waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided:

            (a)        The aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid the Investment Company to the independent auditor during the fiscal year in which the services were provided;

            (b)        Such services were not recognized by the Funds at the time of the engagement to be non-audit services requiring pre-approval by the Audit Committee or its delegate; and

            (c)        Such services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee or its delegate prior to the completion of the audit, pursuant to the pre-approval provisions of this Policy.

With respect to the provision of fund-related services to Adviser Entities, the aggregate amount of services provided must constitute no more than five percent of the total amount of fees paid by the Investment Company and the relevant Adviser Entities to the independent auditor during the fiscal year in which the services were provided.

In connection with the approval of any non-audit service pursuant to this de minimis exception, a record shall be made indicating that each of the conditions for this exception has been satisfied.

IX.       Pre-Approval Fee Levels or Budgeted Amounts.

Pre-approved fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee and shall be subject to periodic subsequent review during the year if deemed appropriate by the Audit Committee (separate amounts may be specified for the Funds and for other affiliates in the investment company complex subject to pre-approval).  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee will be mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.  For each fiscal year, the Audit Committee may determine the appropriateness of the ratio between the total amount of fees for audit, audit-related, and tax services for the Funds (including any audit-related or tax services fees for affiliates subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as “all other services” for the Funds (including any such services for affiliates subject to pre-approval by the Audit Committee or its delegate).

X.        Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific pre-approval by the Audit Committee will be submitted to the “Investment Company Clearance Committee” (the “Clearance Committee”) (which shall be comprised of not less than three members, including the Treasurer of the Funds who shall serve as its Chairperson) and must include a detailed description of the services to be rendered and the estimated costs of those services.  The Clearance Committee will determine whether such services are included within the list of services that have received general pre-approval by the Audit Committee.  The Audit Committee will be informed not less frequently than quarterly by the Chairperson of the Clearance Committee of any such services rendered by the independent auditor for the Funds and the fees paid to the independent auditors for such services.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Clearance Committee and must include a joint certification by the engagement partner of the independent auditor and the Chairperson of the Clearance Committee that, in their view, the request or application does not involve a prohibited non-audit service and is consistent with the SEC’s rules governing auditor independence.

Russell Investments’ associates and the officers of the Investment Company will report to the Chairman of the Audit Committee any breach of this Policy that comes to the attention of the Internal Audit Department or an officer of the Investment Company.

XI.       Additional Requirements.

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work performed by the independent auditor and to assure the independent auditor’s continuing independence from the Funds and their affiliates.  Such efforts will include, but not be limited to, reviewing a written annual statement from the independent auditor delineating all relationships between the independent auditor and the Investment Company, RIM and their subsidiaries and affiliates (including persons in financial reporting oversight roles) that may reasonably be thought to bear on the auditor’s independence, consistent with Public Company Accounting Oversight Board Rule 3526, and discussing with the independent auditor its methods and procedures for ensuring its independence.

Footnotes
1      Adviser Entities include the Funds’ investment adviser (but not a sub-adviser whose role is primarily portfolio management and whose activities are overseen by the principal investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Funds.
2      As noted below, the annual audit services engagement terms and fees for the independent auditor for the Funds require specific pre-approval of the Audit Committee.

(e) (2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X is as follows:

Audit Fees                                          0%
Audit-Related Fees                           0%
Tax Fees                                             0%
All Other Fees                                   0%

(f) For services, 50 percent or more of which were pre-approved, the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed by registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:
2024   $0
2025   $0

(h) The registrant’s audit committee of the board of trustees has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable, as the registrant has not been identified by the SEC as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) Not applicable, as the registrant is not a foreign issuer.

Item 5.  Audit Committee of Listed Registrants.

Not Applicable.

Item 6.  Schedules of Investments

(a) The registrant’s Schedules of Investments are included as part of the Financial Statements filed under Item 7 of this form.
(b) Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

2025 ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
Russell Investment Funds
DECEMBER 31, 2025
FUND
U.S. Strategic Equity Fund
U.S. Small Cap Equity Fund
International Developed Markets Fund
Strategic Bond Fund
Global Real Estate Securities Fund

Russell Investment Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
These financial statements report
on five of these Funds.

Page
U.S. Strategic Equity Fund (Form N-CSR Item 7) 3
U.S. Small Cap Equity Fund (Form N-CSR Item 7) 17
International Developed Markets Fund (Form N-CSR Item 7) 37
Strategic Bond Fund (Form N-CSR Item 7) 56
Global Real Estate Securities Fund (Form N-CSR Item 7) 91
Notes to Schedule of Investments (Form N-CSR Item 7) 103
Notes to Financial Highlights (Form N-CSR Item 7) 105
Notes to Financial Statements (Form N-CSR Item 7) 106
Report of Independent Registered Public Accounting Firm 126
Tax Information 127
Affiliated Brokerage Transactions (Form N-CSR Item 7) 128
Adviser, Money Managers and Service Providers 129
Russell Investment Funds
Annual Financial Statements and Other Information
December 31, 2025
Table of Contents

Russell Investment Funds
Copyright © Russell Investments 2026. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-
controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investment group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of
Russell Investments.
Indices and benchmarks are unmanaged and cannot be invested in directly. Returns represent past performance, are not a guarantee of future performance, and are not indicative of any specific investment. Index return information is provided by vendors and although deemed reliable, is not guaranteed by Russell Investments or its affiliates.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 3
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 101.2%
Consumer Discretionary - 13.2%
Abercrombie & Fitch Co. Class A(Æ) 8,746 1,101
Amazon.com, Inc.(Æ)(Û) 96,494 22,273
Atkore, Inc.(Ð) 2,289 145
AutoZone, Inc.(Æ) 524 1,777
Axon Enterprise, Inc.(Æ) 823 467
Best Buy Co., Inc. 6,211 416
Carnival Corp. 18,394 562
Cava Group, Inc.(Æ) 8,640 507
Charter Communications, Inc. Class A(Æ) 1,129 236
Chipotle Mexican Grill, Inc. Class A(Æ) 42,604 1,576
Cinemark Holdings, Inc.(Ð) 3,879 90
Columbia Sportswear Co. 20 1
Comcast Corp. Class A 84,421 2,523
Costco Wholesale Corp. 4,247 3,662
Coupang, Inc.(Æ) 54,748 1,291
Deckers Outdoor Corp.(Æ)(Û) 11,913 1,235
Diageo PLC - ADR 10,053 867
Dollar General Corp. 19,331 2,567
Domino's Pizza, Inc.(Ð) 2,266 945
Expedia Group, Inc. 1,360 385
Ford Motor Co. 43,067 565
General Motors Co.(Û) 49,599 4,033
Hilton Worldwide Holdings, Inc. 1,767 508
Home Depot, Inc. (The) 3,984 1,371
Lear Corp. 9,415 1,079
Lennar Corp. Class A 4,035 415
Lowe's Cos., Inc. 12,034 2,902
Marriott International, Inc. Class A 1,636 508
McDonald's Corp. 7,937 2,426
MercadoLibre, Inc.(Æ)(Ð) 177 357
Netflix, Inc. Class B(Æ)(Ð) 30,466 2,856
NIKE, Inc. Class B 7,193 458
O'Reilly Automotive, Inc.(Æ)(Ð)(Û) 45,032 4,107
RH(Æ)(Ð) 2,849 510
Royal Caribbean Cruises, Ltd. 2,436 679
Starbucks Corp. 4,911 414
Target Corp.(Û) 19,374 1,894
Tesla, Inc.(Æ)(Ð) 14,496 6,519
TJX Cos., Inc. (The) 4,622 710
Topgolf Callaway Brands Corp.(Æ) 2,900 34
Walmart, Inc. 35,038 3,904
Walt Disney Co. (The) 30,124 3,427
Warner Music Group Corp. Class A 18,435 565
Wayfair, Inc. Class A(Æ) 6,352 638
Whirlpool Corp. 7,107 513
Williams-Sonoma, Inc. 3,707 662
Wingstop, Inc.(Ð) 549 131
Yum! Brands, Inc. 3,111 471
85,282
Consumer Staples - 3.8%
Altria Group, Inc. 9,090 524
Archer-Daniels-Midland Co.(Ð) 42,743 2,457
Coca-Cola Co. (The) 11,209 784
Conagra Brands, Inc. 34,205 592
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CVS Health Corp. 38,246 3,035
Estee Lauder Cos., Inc. (The) Class A 8,140 853
General Mills, Inc. 8,126 378
Kenvue, Inc. 12,327 213
Kimberly-Clark Corp. 13,853 1,398
Kroger Co. (The) 45,072 2,816
Mondelez International, Inc. Class A 21,855 1,177
Monster Beverage Corp.(Æ)(Û) 59,451 4,558
PepsiCo, Inc. 6,077 872
Philip Morris International, Inc. 6,913 1,109
Pilgrim's Pride Corp. 1,599 62
Procter & Gamble Co. (The) 8,419 1,207
Smithfield Foods, Inc. 11,031 246
Sysco Corp. 5,920 436
Tyson Foods, Inc. Class A(Û) 30,539 1,790
WD-40 Co.(Ð) 845 166
24,673
Energy - 3.0%
Baker Hughes Co. 39,227 1,786
BP PLC - ADR 22,918 796
Canadian Natural Resources, Ltd. 33,044 1,119
Chevron Corp. 5,816 886
CVR Energy, Inc. 12,823 326
Devon Energy Corp. 23,346 855
Eaton Corp. PLC 5,610 1,787
EOG Resources, Inc.(Ð) 12,315 1,293
Exxon Mobil Corp. 20,494 2,466
HF Sinclair Corp. 14,064 648
ONEOK, Inc. 5,490 404
Phillips 66(Û) 15,660 2,021
Schlumberger NV 28,256 1,084
Shell PLC - ADR 13,857 1,018
Valero Energy Corp.(Ð)(Û) 12,628 2,056
Williams Cos., Inc. (The) 10,724 645
19,190
Financial Services - 14.2%
AerCap Holdings NV 11,269 1,620
Affiliated Managers Group, Inc. 2,922 842
Aflac, Inc. 6,994 771
Allstate Corp. (The) 6,037 1,257
Ally Financial, Inc. 41,228 1,867
American Express Co. 8,531 3,156
American International Group, Inc. 5,228 447
American Tower Corp.(ö) 2,116 372
Ameriprise Financial, Inc. 1,947 955
Annaly Capital Management, Inc.(ö) 47,381 1,059
Aon PLC Class A 1,281 452
Arthur J Gallagher & Co. 7,157 1,852
Bank of America Corp. 66,979 3,684
Bank of New York Mellon Corp. (The)(Û) 19,217 2,231
Berkshire Hathaway, Inc. Class B(Æ) 7,560 3,800
Blackrock, Inc. 763 817
Blackstone, Inc. Class A 12,799 1,973
Blue Owl Capital, Inc. 57,619 861
BOK Financial Corp. 865 102

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
4 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Bread Financial Holdings, Inc. 9,852 729
Brown & Brown, Inc. 4,129 329
Camden Property Trust(ö)(Û) 12,023 1,323
Capital One Financial Corp. 2,970 720
Carlyle Group, Inc. (The) 30,712 1,815
Charles Schwab Corp. (The) 6,295 629
Chubb, Ltd. 1,658 518
Citigroup, Inc. 41,790 4,876
CME Group, Inc. Class A 1,923 525
CNA Financial Corp.(Û) 3,660 175
Compass, Inc. Class A(Æ) 13,937 147
Corebridge Financial, Inc.(Û) 47,450 1,432
Cullen/Frost Bankers, Inc.(Ð) 1,027 130
Essex Property Trust, Inc.(Ð)(ö) 3,997 1,046
Federated Hermes, Inc. Class B(Ð) 2,340 122
First American Financial Corp. 9,956 612
First Industrial Realty Trust, Inc.(ö) 2,230 128
Globe Life, Inc.(Ð)(Û) 8,452 1,182
Goldman Sachs Group, Inc. (The) 1,429 1,256
Hanover Insurance Group, Inc. (The) 3,366 615
HCI Group, Inc. 954 183
Healthpeak Properties, Inc.(ö) 49,094 789
Host Hotels & Resorts, Inc.(ö) 55,312 981
Howard Hughes Holdings, Inc.(Æ) 6,677 533
Interactive Brokers Group, Inc. Class A(Û) 28,159 1,811
Intercontinental Exchange, Inc. 2,094 339
JPMorgan Chase & Co. 11,446 3,688
Kemper Corp. 13,884 563
KKR & Co., Inc. Class A 3,613 461
Lineage, Inc.(Ð)(ö) 5,360 188
M&T Bank Corp. 7,147 1,440
Marsh & McLennan Cos., Inc. 2,976 552
Mastercard, Inc. Class A 15,943 9,102
Mercury General Corp. 2,116 199
MetLife, Inc. 5,593 442
Millrose Properties, Inc. Class A(ö) 13,603 406
Morgan Stanley 12,603 2,237
NU Holdings, Ltd. Class A(Æ)(Ð) 107,674 1,802
Popular, Inc. 7,205 897
Progressive Corp. (The) 6,486 1,477
Prologis, Inc.(ö) 8,521 1,088
Public Storage(ö) 953 247
Realty Income Corp.(ö) 7,839 442
Reinsurance Group of America, Inc. Class A 5,381 1,095
Selective Insurance Group, Inc. 3,702 310
Synchrony Financial(Û) 24,922 2,079
Synovus Financial Corp. 13,336 667
Travelers Cos., Inc. (The) 4,309 1,250
Truist Financial Corp. 11,009 542
US Bancorp 11,605 619
VICI Properties, Inc.(ö) 13,907 391
Visa, Inc. Class A 7,141 2,504
Wells Fargo & Co. 48,399 4,511
Welltower, Inc.(ö) 2,729 507
Willis Towers Watson PLC 3,981 1,308
92,077
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Health Care - 9.8%
Abbott Laboratories 8,438 1,057
AbbVie, Inc. 12,374 2,827
Agilent Technologies, Inc. 18,605 2,532
Align Technology, Inc.(Æ) 7,680 1,199
Alnylam Pharmaceuticals, Inc.(Æ)(Û) 3,041 1,209
Amgen, Inc. 1,810 592
Becton Dickinson & Co. 2,581 501
BioMarin Pharmaceutical, Inc.(Æ) 14,219 845
Boston Scientific Corp.(Æ) 5,288 504
Bristol-Myers Squibb Co. 10,503 567
Cardinal Health, Inc. 2,547 523
Cencora, Inc. Class A 1,568 530
Centene Corp.(Æ) 23,535 969
Cigna Group (The) 2,128 586
Dentsply Sirona, Inc.(Ð) 36,060 412
Dexcom, Inc.(Æ) 5,197 345
Edwards Lifesciences Corp.(Æ) 34,303 2,924
Elevance Health, Inc. 1,768 620
Eli Lilly & Co. 4,731 5,084
Exelixis, Inc.(Æ)(Ð)(Û) 10,814 474
GE HealthCare Technologies, Inc.(Û) 17,683 1,450
Genmab A/S - ADR(Æ) 15,335 472
Gilead Sciences, Inc. 8,080 992
GSK PLC - ADR 22,400 1,099
HCA Healthcare, Inc. 1,269 592
Humana, Inc. 3,962 1,015
Icon PLC(Æ) 5,091 928
IDEXX Laboratories, Inc.(Æ) 4,081 2,761
Illumina, Inc.(Æ)(Ð) 2,353 309
Incyte Corp.(Æ) 16,743 1,654
Intuitive Surgical, Inc.(Æ) 1,714 971
Johnson & Johnson 15,852 3,281
Lantheus Holdings, Inc.(Æ)(Ð) 1,340 89
Ligand Pharmaceuticals, Inc. Class B(Æ)(Ð) 824 156
McKesson Corp.(Û) 2,771 2,273
Medtronic PLC 30,597 2,939
Merck & Co., Inc. 12,396 1,305
Oscar Health, Inc. Class A(Æ)(Ð) 7,916 114
Pfizer, Inc. 51,834 1,291
Quest Diagnostics, Inc. 2,532 439
Regeneron Pharmaceuticals, Inc.(Û) 2,101 1,622
ResMed, Inc. 1,774 427
Royalty Pharma PLC Class A 18,441 713
Sanofi SA - ADR 21,087 1,022
Sarepta Therapeutics, Inc.(Æ)(Ð) 11,183 241
Stryker Corp. 4,633 1,628
Thermo Fisher Scientific, Inc. 929 538
Ultragenyx Pharmaceutical, Inc.(Æ) 15,000 345
UnitedHealth Group, Inc. 9,295 3,068
Veeva Systems, Inc. Class A(Æ) 6,224 1,389
Vertex Pharmaceuticals, Inc.(Æ) 2,965 1,344
Viatris, Inc. 64,024 797
West Pharmaceutical Services, Inc.(Û) 5,241 1,442
Zoetis, Inc. Class A 4,335 545
63,551

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Materials and Processing - 3.7%
Acuity, Inc. 477 172
Air Products and Chemicals, Inc. 1,591 393
Carrier Global Corp. 8,987 475
Celanese Corp. Class A 34,577 1,462
Commercial Metals Co. 4,810 333
Copart, Inc.(Æ) 43,871 1,718
Crown Holdings, Inc.(Ð) 18,482 1,903
Ecolab, Inc. 2,264 594
Fastenal Co. 11,039 443
FMC Corp.(Ð) 38,070 528
Freeport-McMoRan, Inc. 10,227 519
General Electric Co. 2,660 819
Huntsman Corp. 36,378 364
James Hardie Industries PLC(Æ) 38,041 789
Johnson Controls International PLC 4,301 515
Linde PLC 4,694 2,001
Louisiana-Pacific Corp.(Ð) 9,049 731
Martin Marietta Materials, Inc. 2,112 1,315
Masco Corp. 17,480 1,109
Newmont Corp. 9,157 914
O-I Glass, Inc.(Æ) 30,908 456
Smurfit WestRock PLC 27,027 1,045
Solstice Advanced Materials Inc.(Æ) 652 32
Southern Copper Corp.(Ð) 5,803 833
Trane Technologies PLC 3,702 1,441
Trex Co., Inc.(Æ) 15,339 538
Vulcan Materials Co. 4,819 1,375
Watsco, Inc.(Ð) 1,536 518
Westlake Corp.(Ð) 3,496 259
23,594
Producer Durables - 8.2%
3M Co. 2,310 370
Amphenol Corp. Class A 11,065 1,495
Argan, Inc. 2,206 691
Automatic Data Processing, Inc. 1,408 362
Boeing Co. (The)(Æ) 2,155 468
Caterpillar, Inc. 1,850 1,060
Cintas Corp. 2,208 415
Comfort Systems USA, Inc.(Û) 1,800 1,680
CSX Corp. 13,723 497
Deere & Co. 2,871 1,337
Delta Air Lines, Inc. 28,071 1,948
EMCOR Group, Inc.(Û) 2,236 1,368
Emerson Electric Co. 3,546 471
Expeditors International of Washington, Inc.
(Ð) 2,104 314
FedEx Corp. 6,537 1,888
FTI Consulting, Inc.(Æ)(Û) 4,340 741
Gartner, Inc.(Æ) 1,056 266
GE Vernova, Inc. 1,919 1,254
Global Payments, Inc. 29,071 2,250
Graco, Inc. 8,968 735
Honeywell International, Inc. 2,611 509
Howmet Aerospace, Inc. 3,961 812
Huntington Ingalls Industries, Inc. 5,872 1,997
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Illinois Tool Works, Inc. 1,811 446
JB Hunt Transport Services, Inc.(Û) 3,728 725
Keysight Technologies, Inc.(Æ) 3,336 678
Landstar System, Inc. 5,775 830
Lockheed Martin Corp.(Û) 4,752 2,298
Magna International, Inc. Class A 13,116 699
ManpowerGroup, Inc.(Û) 8,638 257
MasTec, Inc.(Æ) 5,810 1,263
Middleby Corp. (The)(Æ) 4,686 697
Moody's Corp. 952 486
Norfolk Southern Corp. 1,777 513
Northrop Grumman Corp. 3,646 2,079
Old Dominion Freight Line, Inc. 1,653 259
Otis Worldwide Corp.(Ð)(Û) 6,748 589
PACCAR, Inc. 5,712 626
Paychex, Inc. 4,860 545
PayPal Holdings, Inc. 6,055 354
Powell Industries, Inc.(Ð) 570 182
Primoris Services Corp. 2,212 275
Quanta Services, Inc. 1,252 528
Regal Rexnord Corp. 6,092 855
Republic Services, Inc. Class A 2,537 538
Robert Half, Inc.(Ð)(Û) 21,841 593
Rockwell Automation, Inc. 1,757 684
RTX Corp. 3,177 583
Ryder System, Inc.(Û) 4,071 779
S&P Global, Inc. 1,087 568
Saia, Inc.(Æ)(Ð)(Û) 998 326
Schneider National, Inc. Class B 13,009 345
Scotts Miracle-Gro Co. (The) Class A 9,874 576
Southwest Airlines Co.(Ð)(Û) 22,847 944
Teledyne Technologies, Inc.(Æ) 881 450
Trade Desk, Inc. (The) Class A(Æ)(Ð) 25,709 976
TransDigm Group, Inc. 313 416
TransUnion 20,213 1,733
TriNet Group, Inc.(Û) 4,680 277
Tutor Perini Corp. 500 34
Union Pacific Corp. 2,491 576
United Airlines Holdings, Inc.(Æ) 5,335 597
United Parcel Service, Inc. Class B 4,874 483
United Rentals, Inc. 426 345
Verisk Analytics, Inc. Class A 3,784 846
Vontier Corp. 22,774 847
Waste Management, Inc. 2,600 571
Westinghouse Air Brake Technologies Corp. 2,169 463
52,662
Technology - 42.3%
Accenture PLC Class A 2,870 770
Adobe, Inc.(Æ) 10,191 3,567
Advanced Micro Devices, Inc.(Æ) 9,120 1,953
Airbnb, Inc. Class A(Æ)(Û) 3,704 503
Alphabet, Inc. Class A 74,190 23,221
Alphabet, Inc. Class C 25,744 8,078
Amkor Technology, Inc.(Ð) 1,751 69
Appfolio, Inc. Class A(Æ)(Ð) 1,780 414
Apple, Inc.(Û) 144,509 39,286

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
6 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Applied Materials, Inc. 7,061 1,815
Arista Networks, Inc.(Æ)(Û) 21,398 2,804
Atlassian Corp. Class A(Æ) 7,279 1,180
Autodesk, Inc.(Æ) 1,542 456
AvePoint, Inc.(Æ) 7,547 105
Booking Holdings, Inc.(Û) 555 2,972
Braze, Inc. Class A(Æ)(Ð) 7,780 267
Broadcom, Inc.(Ð) 51,704 17,895
Broadridge Financial Solutions, Inc. 1,827 408
Cadence Design Systems, Inc.(Æ) 1,907 596
Cargurus, Inc.(Æ)(Ð) 5,120 196
Cirrus Logic, Inc.(Æ) 5,932 703
Cisco Systems, Inc. 19,762 1,522
Clear Secure, Inc. Class A 11,417 401
Cognizant Technology Solutions Corp.
Class A 8,806 731
Corteva, Inc. 6,184 415
Crowdstrike Holdings, Inc. Class A(Æ) 2,130 998
Datadog, Inc. Class A(Æ) 3,436 467
DigitalOcean Holdings, Inc.(Æ)(Ð) 7,162 345
DoorDash, Inc. Class A(Æ) 5,197 1,177
Dropbox, Inc. Class A(Æ) 48,450 1,347
Fiserv, Inc.(Æ) 4,726 317
Fortinet, Inc.(Æ) 23,231 1,845
Grindr, Inc.(Æ) 17,800 241
Hewlett Packard Enterprise Co. 17,675 425
IBM Corp. 3,303 978
Ingram Micro Holding Corp. 2,250 48
Intel Corp.(Æ) 19,673 726
Intuit, Inc. 5,753 3,811
IPG Photonics Corp.(Æ)(Ð) 2,504 179
KBR, Inc.(Ð) 6,900 277
KLA Corp. 1,238 1,504
Kulicke & Soffa Industries, Inc. 6,846 312
Lam Research Corp. 22,098 3,783
Lyft, Inc. Class A(Æ)(Û) 61,208 1,186
Manhattan Associates, Inc.(Æ) 6,486 1,124
Maplebear, Inc.(Æ)(Ð)(Û) 19,538 879
Match Group, Inc.(Ð) 31,297 1,011
Meta Platforms, Inc. Class A(Ð) 23,192 15,309
Micron Technology, Inc. 7,984 2,279
Microsoft Corp. 74,249 35,908
Monolithic Power Systems, Inc. 859 779
Motorola Solutions, Inc. 2,021 775
Nutanix, Inc. Class A(Æ) 16,932 875
NVIDIA Corp.(Û) 244,370 45,575
NXP Semiconductors NV 7,977 1,732
ON Semiconductor Corp.(Æ) 31,772 1,720
Oracle Corp. 14,458 2,818
Palantir Technologies, Inc. Class A(Æ) 9,592 1,705
Palo Alto Networks, Inc.(Æ) 5,375 990
Pegasystems, Inc. 14,000 836
QUALCOMM, Inc.(Û) 21,356 3,653
RingCentral, Inc. Class A(Æ)(Ð) 14,061 406
ROBLOX Corp. Class A(Æ)(Ð) 13,671 1,108
Roku, Inc.(Æ) 12,750 1,383
Roper Technologies, Inc. 2,016 897
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Salesforce, Inc. 8,781 2,326
Sandisk Corp.(Æ) 492 117
SentinelOne, Inc. Class A(Æ)(Ð) 11,250 169
ServiceNow, Inc.(Æ) 38,040 5,827
Silicon Laboratories, Inc.(Æ)(Ð) 4,002 523
Snap, Inc. Class A(Æ)(Ð) 14,573 118
Snowflake, Inc. Class A(Æ) 9,345 2,050
Sonos, Inc.(Æ) 2,950 52
Spotify Technology SA(Æ) 1,932 1,122
Super Micro Computer, Inc.(Æ) 10,327 302
Synopsys, Inc.(Æ) 871 409
TE Connectivity PLC 2,572 585
Teradata Corp.(Æ)(Ð) 9,043 275
Teradyne, Inc. 3,980 770
Texas Instruments, Inc. 2,456 426
Tyler Technologies, Inc.(Æ) 4,218 1,915
Uber Technologies, Inc.(Æ) 9,194 751
Varonis Systems, Inc.(Æ) 16,889 554
VeriSign, Inc. 5,814 1,413
Western Digital Corp. 6,242 1,075
Workday, Inc. Class A(Æ) 1,761 378
273,212
Utilities - 3.0%
American Electric Power Co., Inc. 4,602 531
Array Digital Infrastructure, Inc. 710 38
AT&T, Inc. 130,787 3,249
ConocoPhillips 17,165 1,607
Consolidated Edison, Inc. 4,537 450
Duke Energy Corp. 4,476 525
Edison International 18,295 1,098
Entergy Corp. 10,262 948
Eversource Energy 14,435 972
Exelon Corp. 14,332 625
FirstEnergy Corp. 17,372 778
NextEra Energy, Inc. 17,278 1,387
NRG Energy, Inc. 4,157 662
Sempra 21,246 1,876
Southern Co. (The) 15,788 1,377
T-Mobile US, Inc. 3,100 629
Verizon Communications, Inc. 21,788 887
WEC Energy Group, Inc. 4,246 448
Xcel Energy, Inc. 21,763 1,607
19,694
Total Common Stocks
(cost $407,978) 653,935
Short-Term Investments - 3.9%
U.S. Cash Management Fund(@) 25,581,336 (∞) 25,581
Total Short-Term Investments
(cost $25,575) 25,581
Total Investments - 105.1%
(identified cost $433,553) 679,516
Securities Sold Short - (5.3)%
Consumer Discretionary - (0.4)%

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 7
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Advanced Energy Industries, Inc. (1,070) (224)
Avis Budget Group, Inc.(Æ) (2,332) (299)
Caesars Entertainment, Inc.(Æ) (18,632) (436)
Dutch Bros, Inc. Class A(Æ) (11,164) (683)
Hilton Grand Vacations, Inc.(Æ) (5,849) (262)
Joby Aviation, Inc.(Æ) (33,310) (440)
Lithia Motors, Inc. Class A (1,622) (539)
(2,883)
Consumer Staples - (0.1)%
Chefs' Warehouse Holdings, Inc. (The)(Æ) (6,259) (390)
Primo Brands Corp. Class A (1,880) (31)
(421)
Energy - (0.7)%
Core Natural Resources, Inc. (4,555) (403)
Diamondback Energy, Inc. (3,913) (588)
EQT Corp. (10,891) (584)
Kodiak Gas Services, Inc. (1,390) (52)
Patterson-UTI Energy, Inc. (13,079) (80)
Sunrun, Inc.(Æ) (14,384) (265)
Texas Pacific Land Corp. (1,971) (566)
Uranium Energy Corp.(Æ) (41,407) (484)
Viper Energy, Inc. Class A (14,985) (579)
Warrior Met Coal, Inc. (8,408) (741)
(4,342)
Financial Services - (0.4)%
AGNC Investment Corp.(ö) (6,329) (68)
Apollo Global Management, Inc. (1,390) (201)
Applied Digital Corp.(Æ) (3,389) (83)
Atlantic Union Bankshares Corp. (16,601) (586)
HA Sustainable Infrastructure Capital, Inc. (2,852) (89)
Old National Bancorp (4,736) (106)
Rocket Cos., Inc. Class A (32,936) (638)
Shift4 Payments, Inc. Class A(Æ) (6,144) (387)
UWM Holdings Corp. (68,482) (300)
(2,458)
Health Care - (0.9)%
Acadia Healthcare Co., Inc.(Æ) (38,491) (546)
Alphatec Holdings, Inc.(Æ) (8,624) (182)
Arrowhead Pharmaceuticals, Inc.(Æ) (6,400) (425)
Certara, Inc.(Æ) (25,937) (229)
CG Oncology, Inc.(Æ) (9,185) (381)
Crinetics Pharmaceuticals, Inc.(Æ) (8,856) (412)
Elanco Animal Health, Inc.(Æ) (25,728) (582)
Globus Medical, Inc. Class A(Æ) (6,627) (579)
HealthEquity, Inc.(Æ) (3,430) (314)
Labcorp Holdings, Inc. (1,428) (358)
Protagonist Therapeutics, Inc.(Æ) (3,325) (291)
RadNet, Inc.(Æ) (9,227) (658)
Revolution Medicines, Inc.(Æ) (10,317) (822)
Vaxcyte, Inc.(Æ) (6,965) (321)
(6,100)
Materials and Processing - (0.3)%
Cleveland-Cliffs, Inc.(Æ) (30,339) (403)
International Paper Co. (14,686) (578)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Knife River Corp.(Æ) (9,227) (649)
Quaker Chemical Corp. (1,701) (234)
(1,864)
Producer Durables - (1.1)%
AeroVironment, Inc.(Æ) (1,863) (451)
Bloom Energy Corp. Class A(Æ) (1,166) (101)
Casella Waste Systems, Inc. Class A(Æ) (6,800) (666)
CBIZ, Inc.(Æ) (10,170) (513)
Construction Partners, Inc. Class A(Æ) (5,370) (583)
CoreCivic, Inc.(Æ) (11,425) (218)
Emerson Electric Co. (3,905) (518)
First Advantage Corp.(Æ) (3,950) (57)
GEO Group, Inc. (The)(Æ) (21,174) (341)
Ingersoll Rand, Inc. (7,244) (574)
JBT Marel Corp. (4,336) (653)
Loar Holdings, Inc.(Æ) (968) (66)
MARA Holdings, Inc.(Æ) (3,608) (32)
Mercury Systems, Inc.(Æ) (8,143) (595)
Mirion Technologies, Inc.(Æ) (23,553) (552)
NuScale Power Corp.(Æ) (13,962) (198)
OSI Systems, Inc.(Æ) (2,792) (712)
Zurn Elkay Water Solutions Corp. (2,639) (123)
(6,953)
Technology - (1.1)%
Advanced Micro Devices, Inc.(Æ) (2,578) (552)
Amentum Holdings, Inc.(Æ) (5,887) (171)
Analog Devices, Inc. (2,736) (742)
Coherent Corp.(Æ) (3,806) (703)
Concentrix Corp. (10,949) (455)
Crane NXT Co. (6,810) (321)
EchoStar Corp. Class A(Æ) (7,800) (848)
Entegris, Inc. (753) (63)
Impinj, Inc.(Æ) (2,794) (486)
IonQ, Inc.(Æ) (1,202) (54)
Lattice Semiconductor Corp.(Æ) (9,480) (698)
Oracle Corp. (2,819) (549)
Sanmina Corp.(Æ) (3,886) (583)
TTM Technologies, Inc.(Æ) (9,493) (655)
Unity Software, Inc.(Æ) (6,091) (269)
(7,149)
Utilities - (0.3)%
Dominion Energy, Inc. (9,747) (571)
Expand Energy Corp. (5,798) (640)
Northern Oil and Gas, Inc. (3,049) (65)
Otter Tail Corp. (1,820) (147)
UGI Corp. (12,740) (477)
(1,900)
Total Securities Sold Short
(proceeds $29,056) (34,070)
Other Assets and Liabilities,
Net - 0.2%
963
Net Assets - 100.0%
646,409

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
8 U.S. Strategic Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 61 USD 21,022 03/26 23
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 23
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 85,282 $ — $ —
$ —
$ 85,282
Consumer Staples 24,673 — —
—
24,673
Energy 19,190 — —
—
19,190
Financial Services 92,077 — —
—
92,077
Health Care 63,551 — —
—
63,551
Materials and Processing 23,594 — —
—
23,594
Producer Durables 52,662 — —
—
52,662
Technology 273,212 — —
—
273,212
Utilities 19,694 — —
—
19,694
Short-Term Investments — — — 25,581 25,581
Total Investments
653,935 — — 25,581 679,516
Securities Sold Short
*
(34,070) — — — (34,070)
Other Financial Instruments
Assets
Futures Contracts 23 — — — 23
Total Other Financial Instruments
**
$ 23 $ — $ — $ — $ 23
*
Refer to Schedule of Investments for detailed sector breakout.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended December 31, 2025, if any, see note 2 in the Notes to Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of December 31, 2025, if any, were less than 1% of net assets.

Russell Investment Funds
U.S. Strategic Equity Fund
Fair Value of Derivative Instruments — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 9
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts $ 23
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 2,946
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0
Futures contracts $ 427
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Strategic Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2025
See accompanying notes which are an integral part of the financial statements.
10 U.S. Strategic Equity Fund
Amounts in thousands
^      Collateral pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance Sheet collateral and adjustments made to exclude overcollateralization.
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 34,070 $ — $ 34,070
Total Financial and Derivative Liabilities
34,070 — 34,070
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 34,070 $ — $ 34,070
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 34,070 $ — $ 34,070 $ —
Total
$ 34,070 $ — $ 34,070 $ —
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 11
Statement of Assets and Liabilities — December 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 433,553
Investments, at fair value(>) ........................................................................................................................................................
679,516
Receivables:
Dividends and interest ...................................................................................................................................................... 369
Dividends from affiliated funds ....................................................................................................................................... 80
Investments sold ............................................................................................................................................................... 60
Fund shares sold ............................................................................................................................................................... 54
From broker(a) ................................................................................................................................................................. 1,186
Variation margin on futures contracts .............................................................................................................................. 23
Total assets ...............................................................................................................................................................
681,288
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 37
Fund shares redeemed ...................................................................................................................................................... 227
Accrued fees to affiliates .................................................................................................................................................. 412
Other accrued expenses .................................................................................................................................................... 133
Securities sold short, at fair value(‡) ........................................................................................................................................... 34,070
Total liabilities ...........................................................................................................................................................
34,879
Net Assets ...............................................................................................................................................................
$ 646,409
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 246,859
Shares of beneficial interest .........................................................................................................................................................
293
Additional paid-in capital ............................................................................................................................................................
399,257
Net Assets ...............................................................................................................................................................
$ 646,409
(>)   Investments in affiliates, U.S. Cash Management Fund ..................................................................................................... $ 25,581
(a)     Receivable from Broker for Futures ................................................................................................................................... $ 1,186
(‡)     Proceeds on securities sold short ........................................................................................................................................ $ 29,056
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ....................................................................................................................................................... $ 22.04
Net assets ............................................................................................................................................................................. $ 646,408,933
Shares outstanding ($.01 par value) ..................................................................................................................................... 29,330,414
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
12 U.S. Strategic Equity Fund
Statement of Operations — For the Period Ended December 31, 2025
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 8,093
Dividend distributions from affiliated funds .................................................................................................................... 957
Interest .............................................................................................................................................................................. 58
Total investment income ..............................................................................................................................................................
9,108
Expenses
Advisory fees ................................................................................................................................................................... 4,516
Administrative fees .......................................................................................................................................................... 309
Custodian fees .................................................................................................................................................................. 45
Transfer agent fees .......................................................................................................................................................... 27
Professional fees .............................................................................................................................................................. 99
Trustees’ fees .................................................................................................................................................................... 34
Printing fees ..................................................................................................................................................................... 14
Dividends from securities sold short ................................................................................................................................ 244
Interest expense paid on securities sold short .................................................................................................................. 249
Miscellaneous .................................................................................................................................................................. 85
Expenses before reductions .............................................................................................................................................. 5,622
Expense reductions .......................................................................................................................................................... (247)
Net expenses ................................................................................................................................................................................
5,375
Net investment income (loss) .......................................................................................................................................................
3,733
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 55,117
Investments in affiliated funds ......................................................................................................................................... (4)
Futures contracts .............................................................................................................................................................. 2,946
Securities sold short ......................................................................................................................................................... (5,028)
Net realized gain (loss) ................................................................................................................................................................
53,031
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 29,365
Investments in affiliated funds ......................................................................................................................................... 5
Futures contracts .............................................................................................................................................................. 427
Securities sold short ......................................................................................................................................................... (1,005)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 28,792
Net realized and unrealized gain (loss) ........................................................................................................................................ 81,823
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 85,556

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 13
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended December 31,
2025 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 3,733 $ 3,501
Net realized gain (loss) ................................................................................................................ 53,031 54,237
Net change in unrealized appreciation (depreciation) ................................................................. 28,792 53,372
Net increase (decrease) in net assets from operations ....................................................................... 85,556 111,110
Distributions
To shareholders ............................................................................................................................ (59,611) (50,563)
Net decrease in net assets from distributions ..................................................................................... (59,611) (50,563)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 13,176 (20,208)
Total Net Increase (Decrease) in Net Assets ...................................................................
39,121 40,339
Net Assets
Beginning of period ........................................................................................................................... 607,288 566,949
End of period ......................................................................................................................................
$ 646,409 $ 607,288
* Share transaction amounts (in thousands) for the periods ended December 31, 2025 and December 31, 2024 were as follows:
2025 2024
Shares Dollars Shares Dollars
Proceeds from shares sold 1,312 $ 26,93 9 272 $ 5,766
Proceeds from reinvestment of distributions 2,724 59,61 1 2,394 50,563
Payments for shares redeemed (3,355) (73,374) (3,604) (76,537)
Total increase (decrease)
681 $ 13,176 (938) $ (20,208)

See accompanying notes which are an integral part of the financial statements.
14 U.S. Strategic Equity Fund
Russell Investment Funds
U.S. Strategic Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 21.20 19.16 15.62 21.46 19.58
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.13 .12 .14 .11 .07
$ Net Realized and Unrealized Gain (Loss) 2.87 3.78 3.92 (4.51) 3.87
$ Total from Investment Operations 3.00 3.90 4.06 (4.40) 3.94
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.15) (.20) (.14) (.10) (.12)
$ Distributions from Net Realized Gain (2.01) (1.66) (.38) (1.34) (1.94)
$ Total Distributions (2.16) (1.86) (.52) (1.44) (2.06)
$ Net Asset Value, End of Period 22.04 21.20 19.16 15.62 21.46
% Total Return
(±)
14.43 20.50 26.29 (20.86) 20.40
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 646,409 607,288 566,949 472,170 624,167
Ratio to average net assets:
– – – – –
% Expenses, Gross .91 .94 .97 .88 .84
% Expenses, Net
(Ƃ)(∆)
.87 .91 .96 .88 .84
% Net Investment Income
(Ƃ)
.60 .58 .84 .65 .32
% Portfolio Turnover Rate 61 53 60 100 33

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 15
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of December 31, 2025 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2025, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended December 31, 2025 and December 31, 2024, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to foreign currency gains and losses, reclassifications of dividends and/or differences in treatment of income from swaps. These adjustments have no impact on the net assets.
Advisory fees $ 378,830
Administrative fees 27,451
Transfer agent fees 2,415
Trustees' fees 3,695
$ 412,391
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 11,859 $ 151,617 $ 137,896 $ (4) $ 5 $ 25,581 $ 957 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 412,418,244 $ 255,986,260 $ (22,958,480) $ 233,027,780
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital L oss
Carryforward)
Net Unrealized
Appreciation
(Depreciation)*
Other Book/Tax
Differences**
Post October
Losses
Deferred***
Total
Accumulated
Earnings
(Losses)
$ 7,386,125 $ 6,444,859 $ 233,027,829 $ — $ — $ 246,858,813
*
Includes Unrealized Appreciation/Depreciation on foreign currency.
**
Other Book/Tax Differences represent differences related to timing.
***
Post-October Losses represent certain ordinary, specific and/or capital losses incurred after October 31 of the previous year. These losses are deemed to arise on the first day of the funds' next taxable year.
December 31, 2025 December 31, 2024
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 11,456,543 $ 48,154,861 $ — $ 10,047,048 $ 40,515,732 $ —

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
16 U.S. Strategic Equity Fund
At December 31, 2025, there were no adjustments made to the Statement of Assets and Liabilities.
Total distributable earnings (losses)
$ —
Additional paid-in capital
—
Federal Income Taxes, continued

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 17
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 99.6%
Consumer Discretionary - 11.4%
Abercrombie & Fitch Co. Class A(Æ) 1,151 145
Academy Sports & Outdoors, Inc. 5,123 256
Accel Entertainment, Inc.(Æ) 1,184 14
Adtalem Global Education, Inc.(Æ) 285 29
Advance Auto Parts, Inc. 1,771 70
Advanced Energy Industries, Inc. 693 145
AerSale Corp.(Æ) 15,253 108
American Axle & Manufacturing Holdings,
Inc.(Æ)(Ð) 1,652 11
American Public Education, Inc.(Æ) 3,047 115
America's Car-Mart, Inc.(Æ) 1,468 37
Asbury Automotive Group, Inc.(Æ) 598 139
Atkore, Inc. 1,838 116
Axon Enterprise, Inc.(Æ) 249 141
Beyond, Inc.(Æ) 2,898 16
Birkenstock Holding PLC(Æ) 2,704 111
Blade Air Mobility, Inc.(Æ) 27,143 131
BlueLinx Holdings, Inc.(Æ) 422 26
Boot Barn Holdings, Inc.(Æ) 3,703 653
BorgWarner, Inc. 6,984 315
Brilliant Earth Group, Inc. Class A 38,900 68
Brinker International, Inc.(Æ) 1,173 168
Brunswick Corp. 10,421 774
Buckle, Inc. (The) 2,259 121
Cadre Holdings, Inc. 9,523 389
Cava Group, Inc.(Æ)(Ð) 886 52
Cavco Industries, Inc.(Æ) 230 136
Celestica, Inc.(Æ) 229 68
Central Garden & Pet Co. Class A(Æ)(Û) 795 23
Century Communities, Inc. 5,028 298
Chegg, Inc.(Æ) 3,035 3
Citi Trends, Inc.(Æ) 514 21
Clarus Corp. 124,940 419
Cooper-Standard Holdings, Inc.(Æ)(Ð) 1,209 40
CuriosityStream, Inc. 17,484 66
Dana, Inc.(Ð) 7,872 187
Dave & Buster's Entertainment, Inc.(Æ) 1,612 26
Deckers Outdoor Corp.(Æ)(Û) 490 51
Denny's Corp.(Æ) 43,305 269
Dillard's, Inc. Class A(Û) 222 135
Douglas Dynamics, Inc. 18,257 596
Driven Brands Holdings, Inc.(Æ) 19,124 283
Dutch Bros, Inc. Class A(Æ) 1,018 62
Enovix Corp.(Æ)(Ð) 2,802 20
Ethan Allen Interiors, Inc. 5,302 121
EW Scripps Co. (The) Class A(Æ) 19,522 78
FIGS, Inc. Class A(Æ) 10,243 116
First Watch Restaurant Group, Inc.(Æ) 17,043 257
FirstCash Holdings, Inc. 1,731 276
Five Below, Inc.(Æ)(Ð)(Û) 3,241 610
Forestar Group, Inc.(Æ)(Ð) 994 24
Funko, Inc. Class A(Æ)(Ð) 3,708 13
Genesco, Inc.(Æ)(Ð) 767 19
Genius Sports, Ltd.(Æ) 9,592 106
Golden Entertainment, Inc. 12,547 341
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
GoPro, Inc. Class A(Æ) 5,612 8
Gray Media, Inc. 16,289 79
Green Brick Partners, Inc.(Æ) 7,681 481
Group 1 Automotive, Inc. 356 140
Haverty Furniture Cos., Inc. 14,200 332
HealthStream, Inc.(Ð) 762 18
Hillenbrand, Inc. 7,571 240
IAC, Inc.(Æ) 4,642 182
International Game Technology PLC 11,812 183
Johnson Outdoors, Inc. Class A 8,977 381
Karman Holdings Inc.(Æ) 3,129 229
KB Home 4,174 235
Kura Sushi USA, Inc. Class A(Æ) 5,610 294
Lands' End, Inc.(Æ) 1,461 21
Lear Corp.(Û) 2,610 299
Legacy Education, Inc.(Æ) 11,765 120
Leonardo DRS, Inc. 577 20
LGI Homes, Inc.(Æ) 2,520 108
Life Time Group Holdings, Inc.(Æ) 5,123 136
Madison Square Garden Entertainment
Corp.(Æ)(Ð) 2,934 158
Magnite, Inc.(Æ) 6,342 103
Marine Products Corp. 31,026 272
Marriott Vacations Worldwide Corp. 4,605 266
MasterCraft Boat Holdings, Inc.(Æ)(Ð) 937 18
Matthews International Corp. Class A 7,243 189
Motorcar Parts of America, Inc.(Æ) 9,746 120
Movado Group, Inc.(Ð) 24,779 511
Neonode Inc.(Æ) 1,417 2
Newell Brands, Inc. 92,884 346
Nu Skin Enterprises, Inc. Class A 10,006 96
OneSpaWorld Holdings, Ltd. 28,545 592
OptimizeRx Corp.(Æ) 13,399 164
Papa John's International, Inc. 20,997 808
Patrick Industries, Inc. 1,849 200
Peloton Interactive, Inc. Class A(Æ)(Ð) 11,336 70
Petco Health & Wellness Co., Inc.(Æ) 7,020 20
QuinStreet, Inc.(Æ) 16,663 239
RealReal, Inc. (The)(Æ) 5,638 89
Reservoir Media, Inc.(Æ) 47,073 356
REV Group, Inc. 4,169 254
Revolve Group, Inc.(Æ) 2,366 71
RH(Æ)(Ð) 525 94
Rocky Brands, Inc. 13,150 386
Rush Street Interactive, Inc.(Æ) 24,893 484
Sally Beauty Holdings, Inc.(Æ) 12,901 184
Scholastic Corp. 1,980 59
Shake Shack, Inc. Class A(Æ) 1,195 97
SharkNinja, Inc.(Æ)(Û) 4,529 507
Shoe Carnival, Inc.(Ð) 1,567 26
Signet Jewelers, Ltd. 1,735 144
Sonic Automotive, Inc. Class A(Ð) 1,858 115
Stitch Fix, Inc. Class A(Æ) 10,082 53
Stride, Inc.(Æ) 599 39
Sturm Ruger & Co., Inc. 13,221 432
Super Group SGHC, Ltd. 15,882 190
Superior Group of Cos., Inc. 190 2

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
18 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
TEGNA, Inc. 9,748 189
Texas Roadhouse, Inc. Class A 2,139 355
Thor Industries, Inc. 2,723 280
Toll Brothers, Inc.(Ð)(Û) 2,653 359
Topgolf Callaway Brands Corp.(Æ) 7,979 93
Tri Pointe Homes, Inc.(Æ) 2,930 92
Upbound Group, Inc. Class A 5,918 104
Urban Outfitters, Inc.(Æ) 2,408 181
VF Corp. 16,302 295
Visteon Corp. 1,244 118
Wabash National Corp. 4,104 35
Wayfair, Inc. Class A(Æ)(Û) 2,827 284
Wingstop, Inc.(Ð) 1,965 469
Winmark Corp. 266 108
Winnebago Industries, Inc. 9,553 387
Wolverine World Wide, Inc. 2,884 52
Wyndham Hotels & Resorts, Inc. 1,927 146
Zumiez, Inc.(Æ) 1,499 39
23,662
Consumer Staples - 2.5%
Andersons, Inc. (The) 5,445 290
Arko Corp.(Ð) 3,496 16
Beauty Health Co. (The)(Æ) 3,191 4
Calavo Growers, Inc. 8,001 174
Cal-Maine Foods, Inc. 2,569 204
Celsius Holdings, Inc.(Æ) 5,946 272
Coty, Inc. Class A(Æ)(Ð) 17,569 54
Dole PLC 2,906 44
Fresh Del Monte Produce, Inc. 2,377 85
Grocery Outlet Holding Corp.(Æ) 8,998 91
Helen of Troy, Ltd.(Æ) 1,762 37
Ingles Markets, Inc. Class A 1,125 77
Lifevantage Corp. 1,114 7
National Beverage Corp.(Æ) 1,040 33
National Vision Holdings, Inc.(Æ) 13,257 342
Nomad Foods, Ltd. 7,191 90
Olaplex Holdings, Inc.(Æ) 39,243 53
Pilgrim's Pride Corp.(Û) 5,894 230
Quanex Building Products Corp. 53,313 820
Smithfield Foods, Inc.(Û) 5,036 112
SunOpta, Inc.(Æ)(Ð) 2,500 10
United Natural Foods, Inc.(Æ) 5,184 175
Universal Corp. 1,730 91
USANA Health Sciences, Inc.(Æ) 622 12
Vita Coco Co., Inc. (The)(Æ) 12,263 650
Vital Farms, Inc.(Æ)(Ð) 21,112 674
Warby Parker, Inc. Class A(Æ) 25,101 547
5,194
Energy - 4.8%
Antero Resources Corp.(Æ) 3,168 109
Atlas Energy Solutions, Inc. 7,069 67
CVR Energy, Inc. 2,910 74
Delek US Holdings, Inc.(Ð) 4,664 138
DNOW, Inc.(Æ) 18,447 244
Expro Group Holdings NV(Æ) 6,863 92
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Fluence Energy, Inc.(Æ)(Ð) 4,714 93
Forum Energy Technologies, Inc.(Æ) 732 27
Green Plains, Inc.(Æ) 4,721 46
Hallador Energy Co.(Æ) 4,672 89
Helmerich & Payne, Inc. 7,646 219
HF Sinclair Corp.(Û) 4,231 195
Innovex International, Inc.(Æ) 6,238 136
Kodiak Gas Services, Inc. 10,530 394
Liberty Energy, Inc. Class A 8,536 157
Matrix Service Co.(Æ) 28,444 333
National Energy Services Reunited Corp.
(Æ) 31,970 501
Natural Gas Services Group, Inc. 9,455 318
Noble Corp. PLC 7,399 209
NPK International, Inc.(Æ) 63,407 756
Oceaneering International, Inc.(Æ) 18,224 438
Oil States International, Inc.(Æ) 14,713 100
Ormat Technologies, Inc. 1,827 202
Par Pacific Holdings, Inc.(Æ)(Ð) 2,346 82
Patterson-UTI Energy, Inc. 30,566 187
PBF Energy, Inc. Class A 3,755 102
Ranger Energy Services, Inc. Class A 1,085 15
RPC, Inc. 17,699 96
Select Water Solutions, Inc. Class A 113,425 1,193
SM Energy Co. 3,957 74
SolarEdge Technologies, Inc.(Æ) 518 15
Solaris Energy Infrastructure, Inc. Class A 16,047 738
SunCoke Energy, Inc. 5,901 42
TechnipFMC PLC(Û) 11,145 497
TETRA Technologies, Inc.(Æ) 71,901 674
United States Antimony Corp.(Æ) 20,093 101
Viper Energy, Inc. Class A 1,935 75
W&T Offshore, Inc. 123,190 201
Warrior Met Coal, Inc. 2,452 216
WaterBridge Infrastructure LLC Class A(Æ) 13,354 267
Weatherford International PLC 3,458 271
World Kinect Corp. 4,509 106
9,889
Financial Services - 22.1%
1st Source Corp. 1,724 108
Acadian Asset Management, Inc. 1,797 84
Alexander's, Inc.(Ð)(ö) 189 41
Ally Financial, Inc.(Û) 9,023 409
Ambac Financial Group, Inc.(Æ)(Ð) 12,500 97
American Assets Trust, Inc.(ö) 4,918 93
American Homes 4 Rent Class A(ö)(Û) 1,363 44
American Integrity Insurance Group, Inc.
(Æ) 16,349 341
Ameris Bancorp 2,175 162
Arbor Realty Trust, Inc.(ö) 13,639 106
Axos Financial, Inc.(Æ) 2,590 223
Baldwin Insurance Group, Inc. (The) Class
A(Æ) 3,261 78
Banc of California, Inc. 13,665 264
Bancorp, Inc. (The)(Æ) 3,114 210
Bank of Hawaii Corp. 1,028 70

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 19
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Bank of NT Butterfield & Son, Ltd. (The) 4,465 222
Bank OZK 3,600 166
BankUnited, Inc. 7,571 337
Banner Corp. 6,155 386
BGC Group, Inc. Class A 32,026 286
Blackstone Mortgage Trust, Inc. Class A(ö) 11,489 220
BOK Financial Corp. 951 113
Bowhead Specialty Holdings, Inc.(Æ) 10,911 311
Bread Financial Holdings, Inc. 5,618 416
Brixmor Property Group, Inc.(ö) 10,851 285
Broadstone Net Lease, Inc.(ö) 18,124 315
Business First Bancshares, Inc. 23,020 602
Cadence Bank 3,835 164
Camden Property Trust(ö)(Û) 3,061 337
Capital Bancorp, Inc. 11,171 315
Capital City Bank Group, Inc. 6,933 295
Cathay General Bancorp 2,825 137
Centerspace(ö) 4,077 272
Central Pacific Financial Corp. 8,207 256
Chatham Lodging Trust(ö) 1,595 11
City Holding Co. 917 109
CNO Financial Group, Inc. 8,403 357
Coastal Financial Corp.(Æ) 4,637 531
Community Bank System, Inc. 4,413 253
Community Healthcare Trust, Inc.(ö) 34,594 568
Compass Diversified Holdings 6,968 33
Compass, Inc. Class A(Æ) 25,117 266
COPT Defense Properties(ö) 4,547 126
Core Scientific Inc.(Æ)(Ð) 11,439 167
CTO Realty Growth, Inc.(ö) 13,752 253
Cullen/Frost Bankers, Inc.(Ð) 4,058 514
Dave, Inc.(Æ) 2,323 514
DiamondRock Hospitality Co.(ö) 20,216 181
Dime Community Bancshares, Inc. 7,379 222
Donegal Group, Inc. Class A 219 4
Douglas Elliman, Inc.(Æ) 20,619 49
Eastern Bankshares, Inc. 7,567 139
Employers Holdings, Inc. 1,148 50
Enact Holdings, Inc. 3,159 125
Encore Capital Group, Inc.(Æ) 3,118 169
Enova International, Inc.(Æ) 1,644 258
Enterprise Financial Services Corp. 6,650 359
Esquire Financial Holdings, Inc. 1,769 181
eXp World Holdings, Inc.(Ð) 6,775 61
EZCORP, Inc. Class A(Æ) 6,265 122
Farmers & Merchants Bancorp, Inc. 1,761 44
FB Financial Corp. 6,452 360
Federal Agricultural Mortgage Corp. Class
C 1,456 256
Fidelis Insurance Holdings, Ltd. 3,841 75
Finance of America Companies Inc. Class
A(Æ) 21 1
Financial Institutions, Inc. 3,461 108
First American Financial Corp. 3,699 227
First BanCorp 17,756 455
First Busey Corp. 6,120 146
First Internet Bancorp 546 11
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
First Interstate BancSystem, Inc. Class A 3,479 120
First Merchants Corp. 3,288 123
First Mid Bancshares, Inc. 10,776 420
Five Star Bancorp 10,879 389
Flagstar Bank NA 15,644 197
Fulton Financial Corp. 5,554 107
Genworth Financial, Inc. Class A(Æ)(Ð) 27,276 246
German American Bancorp, Inc. 16,131 632
Getty Realty Corp.(ö) 9,041 247
Glacier Bancorp, Inc. 12,046 531
Globe Life, Inc.(Û) 1,103 154
Goosehead Insurance, Inc. Class A(Ð) 1,287 95
Grid Dynamics Holdings, Inc.(Æ)(Ð) 4,334 39
Hamilton Insurance Group, Ltd. Class B(Æ) 5,905 165
Hamilton Lane, Inc. Class A 2,183 293
Hancock Holding Co. 2,475 158
Hanover Insurance Group, Inc. (The) 1,980 362
HCI Group, Inc. 522 100
Heritage Financial Corp. 14,510 343
Hilltop Holdings, Inc. 3,020 103
Hippo Holdings, Inc.(Æ)(Ð) 962 29
Home BancShares, Inc. 3,782 105
Horace Mann Educators Corp. 803 37
Horizon Bancorp, Inc. 35,699 605
Independence Realty Trust, Inc.(ö) 8,238 144
Independent Bank Corp. 16,067 865
International Bancshares Corp. 2,298 153
InvenTrust Properties Corp.(ö) 21,468 606
Jackson Financial, Inc. Class A 2,739 292
James River Group Holdings, Inc.(Ð) 2,507 16
John Wiley & Sons, Inc. Class A 2,234 68
Jones Lang LaSalle, Inc.(Æ) 977 329
Kemper Corp. 2,886 117
Kingstone Cos., Inc. 4,636 78
Kite Realty Group Trust(ö) 8,940 214
Lazard, Inc. 6,576 319
Legacy Housing Corp.(Æ) 11,904 232
Legalzoom.com, Inc.(Æ) 2,195 22
LendingClub Corp.(Æ) 9,362 177
LendingTree, Inc.(Æ) 1,289 68
Live Oak Bancshares, Inc. 4,711 162
LiveRamp Holdings, Inc.(Æ) 6,344 186
Macerich Co. (The)(ö) 7,956 147
Marcus & Millichap, Inc. 19,784 540
Marex Group PLC 4,707 181
McGrath RentCorp 1,668 175
Mercury General Corp. 2,747 258
Metropolitan Bank Holding Corp. 8,543 652
Miami International Holdings, Inc.(Æ) 1,588 70
Mid Penn Bancorp, Inc. 13,035 404
Midland States Bancorp, Inc. 994 21
Millrose Properties, Inc. Class A(ö)(Û) 1,940 58
Moelis & Co. Class A 1,864 128
National Bank Holdings Corp. Class A 23,102 878
NBT Bancorp, Inc. 9,008 374
Nelnet, Inc. Class A 268 36
NerdWallet, Inc. Class A(Æ) 2,802 38

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
20 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
NETSTREIT Corp.(ö) 46,005 812
New York Mortgage Trust, Inc.(ö) 14,447 105
Newmark Group, Inc. Class A 14,380 249
NexPoint Residential Trust, Inc.(ö) 558 17
NMI Holdings, Inc. Class A(Æ) 3,427 140
NNN REIT, Inc.(ö) 6,413 254
Northeast Bank 3,225 335
Northpointe Bancshares, Inc. 19,641 330
Northwest Bancshares, Inc. 5,654 68
OceanFirst Financial Corp. 12,050 216
OFG Bancorp 5,285 217
OppFi, Inc. 6,440 67
Origin Bancorp, Inc. 5,972 225
OUTFRONT Media, Inc.(ö) 9,269 223
P10, Inc. Class A 36,877 362
Pagseguro Digital, Ltd. Class A 9,928 96
Palomar Holdings, Inc.(Æ) 1,028 139
Paysign, Inc.(Æ)(Ð) 3,799 20
Peapack-Gladstone Financial Corp. 6,289 175
PennyMac Financial Services, Inc. 1,448 191
Perella Weinberg Partners(Ð) 40,753 705
Piedmont Office Realty Trust, Inc. Class
A(Ð)(ö) 5,405 45
Piper Sandler Cos. 501 170
Popular, Inc. 3,059 381
PotlatchDeltic Corp.(ö) 15,904 633
PRA Group, Inc.(Æ) 2,102 37
Preferred Bank 1,294 122
Primerica, Inc. 606 157
Prosperity Bancshares, Inc. 5,391 373
Provident Financial Services, Inc. 3,529 70
Radian Group, Inc. 4,061 146
RE/MAX Holdings, Inc. Class A(Æ)(Ð) 125 1
Real Brokerage, Inc. (The)(Æ)(Ð) 10,178 37
Regional Management Corp.(Ð) 374 15
Reinsurance Group of America, Inc. Class A 1,819 370
Renasant Corp. 4,762 168
RLJ Lodging Trust(ö) 17,837 133
RMR Group, Inc. (The) Class A 4,299 64
Root, Inc. Class A(Æ) 1,213 88
Ryman Hospitality Properties, Inc.(ö) 1,484 140
S&T Bancorp, Inc. 2,735 108
Seacoast Banking Corp. of Florida 19,035 598
Selective Insurance Group, Inc. 1,601 134
ServisFirst Bancshares, Inc. 4,893 351
SiriusPoint, Ltd.(Æ) 10,344 226
SITE Centers Corp.(ö) 4,700 30
Skyward Specialty Insurance Group, Inc.
(Æ) 2,465 126
SL Green Realty Corp.(ö) 3,009 138
Slide Insurance Holdings, Inc.(Æ) 1,882 37
SLM Corp.(Ð) 10,550 285
SmartFinancial, Inc. 10,176 376
Smartstop Self Storage REIT, Inc.(Ð)(ö) 729 23
South Plains Financial, Inc. 9,963 387
Stewart Information Services Corp. 2,244 158
Stock Yards Bancorp, Inc. 8,336 541
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
StoneX Group, Inc.(Æ) 2,222 211
Summit Hotel Properties, Inc.(ö) 17,958 87
TeraWulf, Inc.(Æ) 12,580 145
Texas Capital Bancshares, Inc.(Æ) 2,746 249
Third Coast Bancshares, Inc.(Æ) 455 17
Tiptree, Inc. Class A 11,316 207
Towne Bank 14,305 477
Transcontinental Realty Investors, Inc.(Æ) 519 30
TriCo Bancshares 6,974 330
Triumph Financial, Inc.(Æ) 9,524 597
UL Solutions, Inc. Class A 5,093 402
UMB Financial Corp. 1,358 156
UMH Properties, Inc.(ö) 33,841 538
United Community Banks, Inc. 4,494 140
United Fire Group, Inc. 3,512 128
Universal Insurance Holdings, Inc. 1,215 41
Univest Financial Corp. 2,062 68
Unum Group(Û) 3,069 238
Upstart Holdings, Inc.(Æ) 495 22
Valley National Bancorp 12,323 144
Vestis Corp. 10,691 71
Walker & Dunlop, Inc. 5,014 302
Webster Financial Corp. 4,659 293
WesBanco, Inc. 14,292 475
Xenia Hotels & Resorts, Inc.(ö) 5,218 74
Zions Bancorp NA(Û) 4,082 239
45,973
Health Care - 17.5%
10X Genomics, Inc. Class A(Æ) 12,058 197
Abivax SA - ADR(Æ) 2,814 380
Acadia Healthcare Co., Inc.(Æ) 3,178 45
AdaptHealth Corp.(Æ) 12,733 127
Adaptive Biotechnologies Corp.(Æ)(Ð) 13,799 224
ADMA Biologics, Inc.(Æ) 68,748 1,254
agilon health, Inc.(Æ)(Ð) 19,385 13
Akebia Therapeutics, Inc.(Æ) 13,083 21
Aldeyra Therapeutics, Inc.(Æ)(Ð) 5,492 29
Alector, Inc.(Æ) 4,009 6
Align Technology, Inc.(Æ)(Û) 378 59
Alkermes PLC(Æ) 3,474 97
Amylyx Pharmaceuticals, Inc.(Æ) 4,892 59
AnaptysBio, Inc.(Æ) 724 35
ANI Pharmaceuticals, Inc.(Æ) 10,086 796
Annexon, Inc.(Æ) 31,858 160
Apogee Therapeutics, Inc.(Æ) 1,870 141
Arcellx, Inc.(Æ) 4,235 276
Arcturus Therapeutics Holdings, Inc.(Æ) 1,751 11
Arcus Biosciences, Inc.(Æ) 9,450 225
Arcutis Biotherapeutics, Inc.(Æ) 2,208 64
Arrowhead Pharmaceuticals, Inc.(Æ) 5,494 365
Artivion, Inc.(Æ) 2,355 107
Arvinas, Inc.(Æ)(Ð) 933 11
Ascendis Pharma A/S - ADR(Æ) 1,135 242
Astrana Health, Inc.(Æ)(Ð) 1,722 43
Aurinia Pharmaceuticals, Inc.(Æ) 6,108 97
Avanos Medical, Inc.(Æ) 7,950 89

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 21
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Aveanna Healthcare Holdings, Inc.(Æ)(Û) 17,990 147
Avidity Biosciences, Inc.(Æ) 989 71
Axogen, Inc.(Æ) 2,726 89
Axsome Therapeutics, Inc.(Æ) 996 182
Beam Therapeutics, Inc.(Æ)(Ð) 2,290 64
Beta Bionics, Inc.(Æ) 8,969 273
Bicara Therapeutics, Inc.(Æ) 3,657 62
BioAge Labs, Inc.(Æ) 1,000 13
BioCryst Pharmaceuticals, Inc.(Æ) 9,900 77
BioLife Solutions, Inc.(Æ) 19,330 467
BridgeBio Pharma, Inc.(Æ) 16,024 1,226
CareDx, Inc.(Æ) 25,257 476
Caribou Biosciences, Inc.(Æ) 1,500 2
Carlsmed, Inc.(Æ) 14,298 177
Celcuity, Inc.(Æ) 3,072 306
Centessa Pharmaceuticals PLC - ADR(Æ) 2,070 52
CG Oncology, Inc.(Æ) 6,955 289
Chemed Corp. 510 218
Cogent Biosciences, Inc.(Æ) 17,137 609
CONMED Corp. 2,254 92
Corcept Therapeutics, Inc.(Æ) 873 30
Crinetics Pharmaceuticals, Inc.(Æ) 4,442 207
CRISPR Therapeutics AG(Æ) 1,141 60
Cullinan Oncology, Inc.(Æ)(Ð) 1,600 17
Cytek Biosciences, Inc.(Æ)(Ð) 49,983 252
Cytokinetics, Inc.(Æ) 6,965 443
Day One Biopharmaceuticals, Inc.(Æ) 2,501 23
Definitive Healthcare Corp.(Æ)(Ð) 2,886 8
Dentsply Sirona, Inc.(Ð) 10,727 123
Design Therapeutics, Inc.(Æ) 1,600 15
Dianthus Therapeutics, Inc.(Æ) 4,213 174
Disc Medicine, Inc.(Æ) 1,258 100
Dyne Therapeutics, Inc.(Æ) 9,378 183
Editas Medicine, Inc.(Æ)(Ð) 3,361 7
Enhabit, Inc.(Æ) 11,499 106
Enovis Corp. Class W(Æ) 6,287 168
Ensign Group, Inc. (The) 844 147
Entrada Therapeutics, Inc.(Æ) 942 10
ETON Pharmaceuticals, Inc.(Æ) 3,315 56
Exagen, Inc.(Æ) 10,595 64
Exelixis, Inc.(Æ)(Ð)(Û) 9,455 414
Fulgent Genetics, Inc.(Æ) 4,444 117
GeneDx Holdings Corp.(Æ) 2,746 357
Ginkgo Bioworks Holdings, Inc.(Æ) 1,540 13
Glaukos Corp.(Æ) 1,158 131
GoodRx Holdings, Inc. Class A(Æ)(Ð) 5,692 15
Gossamer Bio, Inc.(Æ) 9,806 30
GRAIL, Inc.(Æ)(Ð) 367 31
Guardant Health, Inc.(Æ) 9,362 956
Guardian Pharmacy Services, Inc. Class
A(Æ) 11,338 341
Haemonetics Corp.(Æ) 1,650 132
Halozyme Therapeutics, Inc.(Æ) 8,164 549
Harrow Health, Inc.(Æ) 817 40
HealthEquity, Inc.(Æ) 4,785 438
Hinge Health, Inc. Class A(Æ)(Û) 354 16
Indivior PLC(Æ) 1,176 42
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Innoviva, Inc.(Æ) 20,585 412
Inogen, Inc.(Æ) 885 6
Insmed, Inc.(Æ) 1,997 348
Integer Holdings Corp.(Æ) 1,566 123
Iovance Biotherapeutics, Inc.(Æ)(Ð) 15,090 41
iRadimed Corp. 9,341 909
iRhythm Technologies, Inc.(Æ) 1,908 339
Ironwood Pharmaceuticals, Inc. Class A(Æ) 8,152 28
Joint Corp. (The)(Æ) 14,024 122
Keros Therapeutics, Inc.(Æ) 3,339 68
Kodiak Sciences, Inc.(Æ)(Ð) 1,291 36
KORU Medical Systems, Inc.(Æ) 12,166 71
Krystal Biotech, Inc.(Æ) 1,788 441
Kura Oncology, Inc.(Æ) 5,958 62
Kymera Therapeutics, Inc.(Æ) 1,652 129
Lantheus Holdings, Inc.(Æ)(Ð) 2,325 155
LeMaitre Vascular, Inc. 10,152 823
LENZ Therapeutics, Inc.(Æ) 841 14
Ligand Pharmaceuticals, Inc. Class B(Æ)(Ð) 8,863 1,676
Madrigal Pharmaceuticals, Inc.(Æ) 1,788 1,041
MannKind Corp.(Æ) 20,514 116
Maravai LifeSciences Holdings, Inc. Class
A(Æ)(Ð) 9,928 32
Maze Therapeutics, Inc.(Æ) 1,551 64
MDxHealth SA(Æ) 11,044 39
Medpace Holdings, Inc.(Æ) 583 327
MeiraGTx Holdings PLC(Æ)(Ð) 985 8
Merit Medical Systems, Inc.(Æ) 3,760 331
Mineralys Therapeutics, Inc.(Æ) 8,727 317
Mirum Pharmaceuticals, Inc.(Æ) 4,708 372
Multiplan Corp.(Æ) 718 31
Myriad Genetics, Inc.(Æ) 10,796 66
Natera, Inc.(Æ) 965 221
National HealthCare Corp. 1,340 184
Nektar Therapeutics(Æ) 3,935 166
Neurocrine Biosciences, Inc.(Æ) 725 103
Newamsterdam Pharma Co. NV(Æ) 3,750 132
Novavax, Inc.(Æ)(Ð) 2,156 15
Novocure, Ltd.(Æ) 6,027 78
Nurix Therapeutics, Inc.(Æ) 4,415 84
Nuvalent, Inc. Class A(Æ) 3,871 389
Ocular Therapeutix, Inc.(Æ)(Ð) 7,104 86
Omnicell, Inc.(Æ)(Ð) 1,843 84
Option Care Health, Inc.(Æ) 8,689 277
OraSure Technologies, Inc.(Æ)(Ð) 2,226 5
ORIC Pharmaceuticals, Inc.(Æ) 11,962 98
Orthofix Medical, Inc.(Æ) 16,460 250
Oscar Health, Inc. Class A(Æ)(Ð) 9,541 137
Owlet, Inc.(Æ) 11,140 180
Park Dental Partners, Inc.(Æ) 8,387 124
Pediatrix Medical Group, Inc.(Æ) 8,680 186
Pennant Group, Inc. (The)(Æ) 19,943 561
Phibro Animal Health Corp. Class A(Ð) 20,772 776
Phreesia, Inc.(Æ)(Û) 13,684 232
Praxis Precision Medicines, Inc.(Æ) 731 216
Prestige Brands Holdings, Inc.(Æ) 1,707 105
Prothena Corp. PLC(Æ) 4,980 48

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
22 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
PTC Therapeutics, Inc.(Æ) 11,507 874
Repligen Corp.(Æ) 1,960 321
Revolution Medicines, Inc.(Æ) 3,142 250
Rhythm Pharmaceuticals, Inc.(Æ) 5,554 595
Rigel Pharmaceuticals, Inc.(Æ) 4,170 179
RxSight, Inc.(Æ) 1,350 14
Sangamo Therapeutics, Inc.(Æ) 632 —
Sarepta Therapeutics, Inc.(Æ)(Ð) 4,242 91
Select Medical Holdings Corp. 10,863 161
Septerna, Inc.(Æ) 1,246 35
SI-BONE, Inc.(Æ) 2,370 47
SIGA Technologies, Inc. 2,309 14
Sionna Therapeutics, Inc.(Æ) 1,562 64
Stevanato Group SpA 15,721 316
Structure Therapeutics, Inc. - ADR(Æ) 1,402 98
Supernus Pharmaceuticals, Inc.(Æ) 5,474 272
Tandem Diabetes Care, Inc.(Æ) 7,229 159
Tarsus Pharmaceuticals, Inc.(Æ) 6,108 500
Teleflex, Inc. 3,020 369
Terns Pharmaceuticals, Inc.(Æ) 11,712 473
TG Therapeutics, Inc.(Æ) 5,979 178
Travere Therapeutics, Inc.(Æ) 10,242 391
Trevi Therapeutics, Inc.(Æ) 5,366 67
Tyra Biosciences, Inc.(Æ)(Ð) 1,362 36
UFP Technologies, Inc.(Æ) 2,540 564
Ultragenyx Pharmaceutical, Inc.(Æ) 5,917 136
UroGen Pharma, Ltd.(Æ) 2,911 68
Vanda Pharmaceuticals, Inc.(Æ)(Ð) 3,336 29
Varex Imaging Corp.(Æ) 2,837 33
Vera Therapeutics, Inc.(Æ) 5,195 263
Viridian Therapeutics, Inc.(Æ) 6,961 217
WaVe Life Sciences, Ltd.(Æ)(Ð) 1,768 30
Xencor, Inc.(Æ)(Ð) 3,056 47
Xenon Pharmaceuticals, Inc.(Æ) 3,505 157
Xeris Biopharma Holdings, Inc.(Æ)(Ð) 15,171 119
36,331
Materials and Processing - 8.2%
AAON, Inc. 5,144 392
Acuity, Inc. 1,066 384
AdvanSix, Inc. 24,055 416
Alcoa Corp. 4,234 225
Algoma Steel Group, Inc. 28,988 119
A-Mark Precious Metals, Inc. 1,805 61
American Vanguard Corp.(Æ) 1,441 5
Apogee Enterprises, Inc. 12,402 452
Ardagh Metal Packaging SA 9,612 39
Ashland, Inc. 2,345 138
Aspen Aerogels, Inc.(Æ)(Ð) 7,361 21
Avient Corp. 11,681 365
Belden, Inc. 1,761 205
BrightView Holdings, Inc. 18,602 236
Capstone Copper Corp.(Æ) 22,996 231
Carpenter Technology Corp. 802 252
Celanese Corp. Class A 2,529 107
Century Aluminum Co.(Æ) 7,146 280
Clearwater Paper Corp.(Æ) 1,228 21
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Codexis, Inc.(Æ)(Ð) 4,290 7
Commercial Metals Co. 5,967 413
Compass Minerals International, Inc.(Æ) 5,027 99
Constellium SE(Æ) 18,450 348
Crown Holdings, Inc.(Ð) 3,678 379
Fabrinet(Æ) 723 329
Ferroglobe PLC(Ð) 61,879 287
FMC Corp.(Ð) 6,097 85
Gibraltar Industries, Inc.(Æ) 2,524 125
Global Industrial Co. 650 19
Greif, Inc. Class A 6,874 465
H.B. Fuller Co. 4,986 296
Hudson Technologies, Inc.(Æ) 11,366 78
Huntsman Corp. 15,623 156
Ingevity Corp.(Æ) 3,451 204
Installed Building Products, Inc. 497 129
Insteel Industries, Inc. 3,844 122
Intrepid Potash, Inc.(Æ) 2,387 66
James Hardie Industries PLC(Æ) 7,612 158
JELD-WEN Holding, Inc.(Æ) 10,167 25
Kaiser Aluminum Corp. 4,252 488
Karat Packaging, Inc. 21,825 493
Knife River Corp.(Æ) 1,412 99
Koppers Holdings, Inc. 14,252 386
Kronos Worldwide, Inc. 23,423 104
Louisiana-Pacific Corp.(Ð) 4,036 326
Magnera Corp.(Æ) 3,409 52
Mativ Holdings, Inc. 38,826 472
Metallus, Inc.(Æ) 16,428 282
Modine Manufacturing Co.(Æ) 2,446 327
Myers Industries, Inc. 26,335 493
Northwest Pipe Co.(Æ) 4,937 308
O-I Glass, Inc.(Æ) 7,159 106
Orion SA 11,799 62
Quaker Chemical Corp. 1,766 242
Ranpak Holdings Corp.(Æ) 46,060 249
Rayonier Advanced Materials, Inc.(Æ)(Ð) 26,441 156
Reliance, Inc.(Ð) 1,109 320
Resideo Technologies, Inc.(Æ) 8,341 293
Rush Enterprises, Inc. Class A 2,479 134
ScanSource, Inc.(Æ) 758 30
Simpson Manufacturing Co., Inc. 1,854 299
Sonoco Products Co. 1,762 77
SPX Technologies, Inc.(Æ) 1,103 221
Stepan Co. 18,925 896
Taseko Mines, Ltd.(Æ) 34,043 193
thyssenkrupp AG 20,836 227
Timken Co. (The) 5,536 466
Trex Co., Inc.(Æ) 6,035 212
UFP Industries, Inc. 3,590 327
Unifi, Inc.(Æ) 181 1
Watsco, Inc.(Ð) 782 263
Westlake Corp.(Ð) 602 44
Worthington Industries, Inc. 2,102 108
Worthington Steel, Inc. 12,940 448
16,943

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 23
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Producer Durables - 16.8%
ABM Industries, Inc. 7,143 302
ACCO Brands Corp. 21,187 79
ADT, Inc. 15,236 123
Albany International Corp. Class A 6,806 345
Allegiant Travel Co. Class A(Æ) 2,342 200
Allient, Inc. 2,128 114
AMN Healthcare Services, Inc.(Æ) 14,526 229
Amprius Technologies, Inc.(Æ) 9,343 74
ArcBest Corp. 3,662 272
Arcosa, Inc. 1,425 152
Ardmore Shipping Corp. 27,642 293
Argan, Inc. 4,323 1,354
Arhaus, Inc.(Æ)(Ð) 1,772 20
ASGN, Inc.(Æ) 2,248 108
Astronics Corp.(Æ) 1,236 67
Barrett Business Services, Inc. 1,688 61
Bowman Consulting Group, Ltd.(Æ) 8,756 289
Brink's Co. (The) 1,352 158
Cardinal Infrastructure Group, Inc. Class
A(Æ) 2,312 56
Casella Waste Systems, Inc. Class A(Æ) 3,872 379
CECO Environmental Corp.(Æ) 5,378 322
Centuri Holdings, Inc.(Æ) 1,308 33
Champion Homes, Inc.(Æ) 3,848 325
Columbus McKinnon Corp. 1,154 20
Comfort Systems USA, Inc. 474 442
Costamare, Inc.(Ð) 1,539 24
Covenant Logistics Group, Inc. Class A(Ð) 29,159 643
Cross Country Healthcare, Inc.(Æ) 14,941 121
CryoPort, Inc.(Æ)(Ð) 2,213 21
Custom Truck One Source, Inc.(Æ) 48,939 282
Deluxe Corp. 33,985 759
DHT Holdings, Inc. 13,917 170
Dorian LPG, Ltd. 7,693 187
Dycom Industries, Inc.(Æ) 609 206
EMCOR Group, Inc.(Û) 680 416
Energy Recovery, Inc.(Æ) 2,067 28
EnerSys 4,038 593
ESCO Technologies, Inc. 364 71
Federal Signal Corp. 3,565 387
Flowserve Corp. 5,130 356
Fluor Corp.(Æ)(Ð) 5,525 219
Flywire Corp.(Æ) 7,147 101
Fox Factory Holding Corp.(Æ) 2,537 43
Franklin Covey Co.(Æ)(Ð) 593 10
Franklin Electric Co., Inc. 1,128 108
Frontier Group Holdings, Inc.(Æ) 12,411 58
FTAI Aviation, Ltd. 809 159
FTI Consulting, Inc.(Æ)(Û) 1,212 207
Genco Shipping & Trading, Ltd. 6,593 122
Generac Holdings, Inc.(Æ) 474 65
Graco, Inc. 1,912 157
Great Lakes Dredge & Dock Corp.(Æ) 13,343 175
GXO Logistics, Inc.(Æ) 4,532 239
Helios Technologies, Inc. 5,698 305
Herc Holdings, Inc. Class W 1,278 190
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Hillman Solutions Corp.(Æ) 16,443 142
HNI Corp. 2,368 100
Holley, Inc.(Æ) 94,513 390
Hub Group, Inc. Class A 13,031 555
Huntington Ingalls Industries, Inc. 1,279 435
Hyster-Yale, Inc.(Ð) 532 16
I3 Verticals, Inc. Class A(Æ) 30,587 770
ICF International, Inc.(Ð) 1,534 131
Insperity, Inc. 3,712 144
JetBlue Airways Corp.(Æ)(Ð) 33,416 152
Kelly Services, Inc. Class A 2,706 24
Kennametal, Inc. 32,750 930
Kforce, Inc. 20,790 643
Knight-Swift Transportation Holdings, Inc. 5,504 288
Korn Ferry 2,002 132
Landstar System, Inc. 1,362 196
Limbach Holdings, Inc.(Æ) 3,036 236
Littelfuse, Inc. 321 81
Lovesac Co. (The)(Æ)(Ð) 855 13
Mama's Creations, Inc.(Æ) 24,113 325
Manitowoc Co., Inc. (The)(Æ) 20,600 247
ManpowerGroup, Inc. 3,021 90
MarketAxess Holdings, Inc. 916 166
Marten Transport, Ltd. 81,508 928
MasTec, Inc.(Æ) 1,806 393
Matson, Inc. 1,039 128
Maximus, Inc. 3,213 277
Mercury Systems, Inc.(Æ) 2,706 198
Mesa Laboratories, Inc. 8,605 676
Microvast Holdings, Inc.(Æ) 31,927 89
MillerKnoll, Inc. 62,223 1,137
MSC Industrial Direct Co., Inc. Class A 3,372 284
Mueller Industries, Inc.(Ð) 838 96
MYR Group, Inc.(Æ) 1,415 309
Nextpower, Inc. Class A(Æ)(Ð) 3,520 307
Nexxen International, Ltd.(Æ) 9,240 60
Orion Group Holdings, Inc.(Æ) 17,241 171
Paylocity Holding Corp.(Æ) 2,078 317
Payoneer Global, Inc.(Æ) 5,423 30
Paysafe, Ltd.(Æ) 2,793 23
Perma-Pipe International Holdings, Inc.(Æ) 1,720 52
Phinia, Inc.(Ð) 6,241 391
Pitney Bowes, Inc. 15,822 167
Powell Industries, Inc.(Ð) 470 150
Primoris Services Corp. 1,724 214
Priority Technology Holdings, Inc.(Æ) 13,551 74
Proficient Auto Logistics, Inc.(Æ) 35,805 345
PROG Holdings, Inc. 3,425 101
Radiant Logistics, Inc.(Æ) 52,092 330
Ralliant Corp. 1,682 86
Regal Rexnord Corp. 1,121 157
Resources Connection, Inc. 1,278 6
Riot Blockchain, Inc.(Æ) 9,423 119
Robert Half, Inc. 21,350 580
Ryder System, Inc.(Û) 1,606 307
Ryerson Holding Corp. 1,331 34
Saia, Inc.(Æ) 1,932 631

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
24 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Schneider National, Inc. Class B 13,049 346
Scorpio Tankers, Inc. 3,775 192
Scotts Miracle-Gro Co. (The) Class A 8,984 524
SkyWest, Inc.(Æ) 1,746 175
Sleep Number Corp.(Æ) 1,904 16
Star Bulk Carriers Corp. 7,466 144
Sterling Infrastructure, Inc.(Æ) 1,549 474
StoneCo, Ltd. Class A(Æ) 12,422 184
Stoneridge, Inc.(Æ) 43,071 249
Strattec Security Corp.(Æ) 498 38
Sun Country Airlines Holdings, Inc.(Æ) 29,078 418
TAT Technologies, Ltd.(Æ) 9,615 429
Teekay Tankers, Ltd. Class A(Ð) 5,383 288
Tennant Co. 6,617 488
Terex Corp. 2,028 108
Thermon Group Holdings, Inc.(Æ) 5,887 219
Titan Machinery, Inc.(Æ) 15,455 232
TopBuild Corp.(Æ) 770 321
Toro Co. (The) 2,029 160
TriNet Group, Inc. 2,075 123
TrueBlue, Inc.(Æ) 38,447 175
TSS, Inc.(Æ) 3,946 28
Tutor Perini Corp. 3,864 259
UniFirst Corp. 566 109
V2X, Inc.(Æ) 5,676 310
Werner Enterprises, Inc. 33,945 1,019
Willscot Holdings Corp. 5,965 112
Xerox Holdings Corp. 19,480 46
ZipRecruiter, Inc. Class A(Æ) 6,119 24
34,822
Technology - 13.8%
8x8, Inc.(Æ) 82,635 163
ACI Worldwide, Inc.(Æ) 3,825 183
ACM Research, Inc. Class A(Æ) 5,551 219
Alpha & Omega Semiconductor, Ltd.(Æ)(Ð) 11,152 221
Ambarella, Inc.(Æ) 4,769 338
Amkor Technology, Inc.(Û) 6,547 259
Angi, Inc.(Æ)(Ð) 3,889 50
Appfolio, Inc. Class A(Æ) 1,412 329
Appian Corp. Class A(Æ) 12,506 443
Arteris, Inc.(Æ) 2,423 38
Asana, Inc. Class A(Æ)(Ð) 8,771 120
Aviat Networks, Inc.(Æ) 3,229 69
Backblaze, Inc. Class A(Æ) 5,169 24
Bandwidth, Inc. Class A(Æ) 1,286 20
Benchmark Electronics, Inc. 3,601 154
BigBear.ai Holdings, Inc.(Æ) 5,363 29
BigCommerce Holdings, Inc.(Æ) 5,131 21
BK Technologies Corp.(Æ) 1,629 122
Blend Labs, Inc. Class A(Æ) 31,724 96
Box, Inc. Class A(Æ) 5,423 162
Bumble, Inc. Class A(Æ)(Ð) 10,300 37
C3.ai, Inc. Class A(Æ)(Ð) 11,705 158
Calix, Inc.(Æ) 7,416 393
Cargurus, Inc.(Æ) 2,554 98
Cars.com, Inc.(Æ) 9,117 111
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cerence, Inc.(Æ) 9,249 99
Chime Financial, Inc. Class A(Æ) 7,047 177
Ciena Corp.(Æ) 723 169
Cirrus Logic, Inc.(Æ) 2,400 284
Clear Secure, Inc. Class A 11,315 397
Clearfield, Inc.(Æ) 2,093 61
CommScope Holding Co., Inc.(Æ) 20,507 372
CommVault Systems, Inc.(Æ) 1,154 145
Conduent, Inc.(Æ) 5,152 10
Consensus Cloud Solutions, Inc. Class
W(Æ) 14,383 314
Crane NXT Co. 3,665 173
Credo Technology Group Holding, Ltd.(Æ)
(Ð) 4,027 579
Cricut, Inc. Class A(Ð) 1,732 9
CSG Systems International, Inc. 1,412 108
Digital Turbine, Inc.(Æ) 16,059 80
DigitalOcean Holdings, Inc.(Æ)(Ð) 8,078 389
Diodes, Inc.(Æ) 1,713 85
Domo, Inc. Class B(Æ)(Ð) 3,288 28
Dropbox, Inc. Class A(Æ) 10,225 284
D-Wave Quantum, Inc.(Æ) 14,223 372
ePlus, Inc. 1,861 163
Etsy, Inc.(Æ)(Ð) 4,889 271
EverQuote, Inc. Class A(Æ) 4,800 130
Evolent Health, Inc. Class A(Æ)(Ð) 7,661 31
Evolv Technologies Holdings, Inc.(Æ) 16,933 121
Extreme Networks, Inc.(Æ) 8,904 148
FormFactor, Inc.(Æ) 2,898 162
Frequency Electronics, Inc.(Æ) 1,079 58
GCI Liberty, Inc. Class C(Æ) 11,332 422
Graham Corp.(Æ) 3,068 197
Grindr, Inc.(Æ) 2,825 38
Guidewire Software, Inc.(Æ) 1,466 295
Ibotta, Inc. Class A(Æ)(Ð) 886 20
IDT Corp. Class B(Û) 882 45
Ingram Micro Holding Corp. 2,201 47
Insight Enterprises, Inc.(Æ)(Ð) 1,175 96
IonQ, Inc.(Æ) 6,961 312
Ituran Location and Control, Ltd. 5,683 244
JFrog, Ltd.(Æ) 5,299 331
Kaltura, Inc.(Æ) 128,701 211
KBR, Inc. 4,299 173
Kimball Electronics, Inc.(Æ) 4,616 128
Kulicke & Soffa Industries, Inc. 2,046 93
LightPath Technologies, Inc. Class A(Æ) 18,517 200
Lumentum Holdings, Inc. Class E(Æ) 1,783 657
Lyft, Inc. Class A(Æ) 14,681 284
MACOM Technology Solutions Holdings,
Inc.(Æ) 1,781 305
Manhattan Associates, Inc.(Æ) 1,765 306
Maplebear, Inc.(Æ)(Ð)(Û) 7,756 349
Marqeta, Inc. Class A(Æ) 40,506 192
Match Group, Inc.(Ð)(Û) 10,415 336
MediaAlpha, Inc. Class A(Æ) 2,622 34
Napco Security Technologies, Inc. 11,005 459
nCino, Inc.(Æ) 29,619 759

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 25
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
NCR Voyix Corp.(Æ) 38,403 392
NETGEAR, Inc.(Æ) 6,212 152
Nextdoor Holdings, Inc.(Æ) 10,791 23
nLight, Inc.(Æ) 2,013 76
Nutanix, Inc. Class A(Æ) 7,094 367
Nutex Health, Inc.(Æ) 810 133
NVE Corp. 8,509 505
Oddity Tech, Ltd. Class A(Æ) 7,752 311
ON24, Inc.(Æ) 909 7
OneSpan, Inc. 34,402 442
Onto Innovation, Inc.(Æ) 1,409 222
Ooma, Inc.(Æ) 15,288 179
PagerDuty, Inc.(Æ) 6,300 83
PC Connection, Inc. 444 26
PDF Solutions, Inc.(Æ) 35,712 1,019
Pegasystems, Inc. 15,305 914
Photronics, Inc.(Æ) 5,721 183
Planet Labs PBC(Æ) 18,782 370
Plexus Corp.(Æ) 873 128
Porch Group, Inc.(Æ) 14,698 134
PubMatic, Inc. Class A(Æ) 2,675 24
Qualys, Inc.(Æ) 995 132
Quantum Computing, Inc.(Æ) 3,043 31
Rackspace Technology, Inc.(Æ) 1,523 2
RADCOM, Ltd.(Æ) 13,658 179
Rambus, Inc.(Æ) 4,548 418
Rapid7, Inc.(Æ) 6,672 101
Red Violet, Inc. 7,057 402
Ribbon Communications, Inc.(Æ) 2,980 9
RingCentral, Inc. Class A(Æ)(Ð) 7,772 224
Roku, Inc.(Æ)(Û) 3,488 378
Sandisk Corp.(Æ)(Û) 552 131
Sanmina Corp.(Æ) 1,781 267
Semtech Corp.(Æ) 5,653 417
SentinelOne, Inc. Class A(Æ)(Ð) 12,564 188
Silicon Laboratories, Inc.(Æ)(Ð) 1,902 249
Silicon Motion Technology Corp. - ADR 2,691 249
SiTime Corp.(Æ) 2,188 773
Sonos, Inc.(Æ) 11,071 194
SPS Commerce, Inc.(Æ) 900 80
Telos Corp.(Æ) 1,857 9
Teradata Corp.(Æ) 12,064 367
Tower Semiconductor, Ltd.(Æ) 2,033 239
TTEC Holdings, Inc.(Æ) 12,385 45
Unisys Corp.(Æ) 3,664 10
Universal Display Corp. 2,835 331
Upland Software, Inc.(Æ) 24,780 35
Varonis Systems, Inc.(Æ) 5,874 193
Veeco Instruments, Inc.(Æ) 6,826 195
Viavi Solutions, Inc. Class W(Æ) 3,270 58
Vishay Intertechnology, Inc. 38,474 558
VTEX Class A(Æ) 38,652 145
Weave Communications, Inc.(Æ) 4,488 34
Workiva, Inc.(Æ) 6,664 575
Xperi, Inc.(Æ)(Ð) 2,050 12
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Zeta Global Holdings Corp. Class A(Æ) 9,720 198
28,727
Utilities - 2.5%
Allot, Ltd.(Æ) 5,963 59
Artesian Resources Corp. Class A 5,865 185
BKV Corp.(Æ) 11,936 324
Black Hills Corp. 3,156 219
California Resources Corp. 2,146 96
Chesapeake Utilities Corp. 1,638 204
CNX Resources Corp.(Æ) 4,366 161
Excelerate Energy, Inc. Class A(Ð) 29,805 836
Genie Energy, Ltd. Class B 4,616 64
Golar LNG, Ltd. 4,075 152
Granite Ridge Resources, Inc.(Ð) 962 4
Gulfport Energy Corp.(Æ) 862 179
IDACORP, Inc. 2,592 328
Infinity Natural Resources, Inc. Class A(Æ) 19,067 281
New Jersey Resources Corp. 2,126 98
Northern Oil and Gas, Inc. 8,787 189
ONE Gas, Inc. 3,042 235
Permian Resources Corp. 16,923 237
Portland General Electric Co. 3,505 168
RGC Resources, Inc. 6,714 143
Riley Exploration Permian, Inc. 3,007 79
Southwest Gas Holdings, Inc. 1,351 108
Spire, Inc. 4,313 357
Telephone and Data Systems, Inc. 2,730 112
Unitil Corp. 6,888 334
5,152
Total Common Stocks
(cost $175,388) 206,693
Warrants and Rights - 0.0%
Akero Therapeutics, Inc.(Æ)(Š)
 Rights 634
—
Inhibrx, Inc.(Æ)(Š)
Rights 5,417
4
Resolute Forest Products, Inc.(Æ)(Š)
 Rights 7,348
10
Total Warrants and Rights
(cost $14) 14
Short-Term Investments - 3.9%
U.S. Cash Management Fund(@) 8,049,928 (∞) 8,050
Total Short-Term Investments
(cost $8,048) 8,050
Total Investments - 103.5%
(identified cost $183,450) 214,757
Securities Sold Short - (3.7)%
Consumer Discretionary - (0.5)%
Altice USA, Inc. Class A(Æ) (4,400) (7)
Avis Budget Group, Inc.(Æ) (946) (121)
Blade Air Mobility, Inc.(Æ) (5,021) (24)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
26 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Dave & Buster's Entertainment, Inc.(Æ) (1,657) (27)
Dutch Bros, Inc. Class A(Æ) (2,525) (155)
Jack in the Box, Inc. (2,106) (40)
Joby Aviation, Inc.(Æ) (9,363) (124)
Leggett & Platt, Inc. (11,028) (121)
LGI Homes, Inc.(Æ) (990) (43)
Lincoln Educational Services Corp.(Æ) (240) (6)
Lithia Motors, Inc. Class A (376) (125)
SEACOR Marine Holdings, Inc.(Æ) (648) (4)
Sirius Xm Holdings, Inc. (5,926) (118)
TechTarget Inc.(Æ) (3,145) (17)
Unusual Machines, Inc.(Æ) (398) (5)
Ziff Davis, Inc.(Æ) (58) (2)
(939)
Consumer Staples - (0.1)%
Cadiz, Inc.(Æ) (3,275) (19)
Energizer Holdings, Inc. (4,124) (82)
Grocery Outlet Holding Corp.(Æ) (3,200) (32)
Quanex Building Products Corp. (2,404) (37)
Westrock Coffee Co.(Æ) (2,764) (11)
(181)
Energy - (0.3)%
ASP Isotopes, Inc.(Æ) (1,905) (10)
Atlas Energy Solutions, Inc. (1,730) (16)
Cleanspark, Inc.(Æ) (296) (3)
Core Laboratories, Inc. (2,597) (42)
Core Natural Resources, Inc. (1,738) (154)
Flotek Industries, Inc.(Æ) (1,160) (20)
Hallador Energy Co.(Æ) (1,537) (29)
Innovex International, Inc.(Æ) (2,175) (48)
NextNRG, Inc.(Æ) (3,100) (4)
Shoals Technologies Group, Inc. Class A(Æ) (6,626) (56)
Solaris Energy Infrastructure, Inc. Class A (470) (22)
Sunrun, Inc.(Æ) (2,738) (50)
Uranium Energy Corp.(Æ) (10,323) (121)
Viper Energy, Inc. Class A (3,397) (131)
(706)
Financial Services - (0.4)%
AGNC Investment Corp.(ö) (1,224) (13)
Atlantic Union Bankshares Corp. (1,080) (38)
Burke & Herbert Financial Services Corp. (391) (24)
Cipher Mining, Inc.(Æ) (854) (13)
Erie Indemnity Co. Class A (153) (44)
Flagstar Bank NA (10,728) (135)
FTAI Infrastructure, Inc. (9,373) (43)
Glacier Bancorp, Inc. (861) (38)
Global Net Lease, Inc.(ö) (8,120) (70)
Hudson Pacific Properties, Inc.(Æ)(ö) (2,830) (31)
loanDepot, Inc. Class A(Æ) (4,351) (9)
MBIA, Inc.(Æ) (1,042) (7)
Norwood Financial Corp. (88) (2)
Old National Bancorp (5,119) (114)
OppFi, Inc. (1,536) (16)
P10, Inc. Class A (2,404) (24)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ready Capital Corp.(ö) (6,567) (14)
Rithm Property Trust, Inc.(ö) (189) (3)
Shift4 Payments, Inc. Class A(Æ) (1,298) (82)
Sunrise Realty Trust, Inc.(ö) (410) (4)
TIC Solutions, Inc.(Æ) (11,940) (121)
UWM Holdings Corp. (18,508) (81)
(926)
Health Care - (0.8)%
4D Molecular Therapeutics, Inc.(Æ) (1,085) (8)
Abeona Therapeutics, Inc.(Æ) (4,749) (25)
Acadia Healthcare Co., Inc.(Æ) (8,582) (122)
Achieve Life Sciences, Inc.(Æ) (1,900) (9)
AdaptHealth Corp.(Æ) (5,192) (52)
ADMA Biologics, Inc.(Æ) (1,616) (29)
Alphatec Holdings, Inc.(Æ) (2,379) (50)
Arrowhead Pharmaceuticals, Inc.(Æ) (2,375) (158)
ARS Pharmaceuticals, Inc.(Æ) (3,423) (40)
aTyr Pharma, Inc.(Æ) (1,316) (1)
Aura Biosciences, Inc.(Æ) (1,136) (6)
CG Oncology, Inc.(Æ) (3,873) (161)
Corbus Pharmaceuticals Holdings, Inc.(Æ) (239) (2)
Crinetics Pharmaceuticals, Inc.(Æ) (303) (14)
ETON Pharmaceuticals, Inc.(Æ) (2,376) (40)
Geron Corp.(Æ) (43,117) (57)
Globus Medical, Inc. Class A(Æ) (548) (48)
InfuSystem Holdings, Inc.(Æ) (1,318) (12)
Jade Biosciences, Inc. (942) (15)
KalVista Pharmaceuticals, Inc.(Æ) (5,269) (85)
Lifecore Biomedical, Inc.(Æ) (1,185) (10)
Pennant Group, Inc. (The)(Æ) (1,079) (30)
Precigen, Inc.(Æ) (10,147) (42)
PROCEPT BioRobotics Corp.(Æ) (1,595) (50)
QuidelOrtho Corp.(Æ) (1,615) (46)
RadNet, Inc.(Æ) (2,087) (149)
Revolution Medicines, Inc.(Æ) (2,030) (162)
Solid Biosciences Inc.(Æ) (2,647) (15)
Standard BioTools, Inc.(Æ) (2,200) (3)
Tectonic Therapeutic, Inc.(Æ) (32) (1)
UFP Technologies, Inc.(Æ) (285) (63)
Vaxcyte, Inc.(Æ) (3,307) (153)
Verastem, Inc.(Æ) (2,373) (18)
(1,676)
Materials and Processing - (0.2)%
Airjoule Technologies Corp.(Æ) (209) (1)
Cleveland-Cliffs, Inc.(Æ) (3,251) (43)
Compass Minerals International, Inc.(Æ) (2,599) (51)
Dakota Gold Corp.(Æ) (6,296) (36)
Interface, Inc. Class A (749) (21)
Ivanhoe Electric, Inc.(Æ) (3,973) (64)
Knife River Corp.(Æ) (1,549) (109)
Quaker Chemical Corp. (185) (25)
(350)
Producer Durables - (0.8)%
AeroVironment, Inc.(Æ) (545) (132)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 27
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Amprius Technologies, Inc.(Æ) (7,695) (61)
Casella Waste Systems, Inc. Class A(Æ) (1,381) (135)
CBIZ, Inc.(Æ) (1,453) (73)
Construction Partners, Inc. Class A(Æ) (629) (68)
CoreCivic, Inc.(Æ) (3,569) (68)
Dorman Products, Inc.(Æ) (762) (94)
First Advantage Corp.(Æ) (3,549) (52)
Forward Air Corp.(Æ) (341) (8)
GEO Group, Inc. (The)(Æ) (5,619) (91)
I3 Verticals, Inc. Class A(Æ) (1,306) (33)
indie Semiconductor, Inc. Class A(Æ) (24,279) (86)
JBT Marel Corp. (990) (149)
Kadant, Inc. (309) (88)
Mirion Technologies, Inc.(Æ) (5,551) (130)
NET Power, Inc.(Æ) (8,246) (19)
NuScale Power Corp.(Æ) (5,969) (85)
Proficient Auto Logistics, Inc.(Æ) (297) (3)
Red Cat Holdings, Inc.(Æ) (1,267) (10)
Sabre Corp.(Æ) (17,202) (23)
Standex International Corp. (465) (101)
Uniti Group Inc.(Æ) (9,349) (65)
(1,574)
Technology - (0.5)%
Applied Optoelectronics, Inc.(Æ) (656) (23)
BlackSky Technology, Inc.(Æ) (1,900) (36)
Concentrix Corp. (3,429) (142)
Crane NXT Co. (1,946) (92)
Evolv Technologies Holdings, Inc.(Æ) (7,342) (52)
Five9, Inc.(Æ) (4,683) (94)
Impinj, Inc.(Æ) (669) (116)
KULR Technology Group, Inc.(Æ) (2,366) (7)
Lattice Semiconductor Corp.(Æ) (2,039) (150)
NextNav, Inc.(Æ) (4,557) (76)
PAR Technology Corp.(Æ) (1,875) (68)
Powerfleet, Inc.(Æ) (9,712) (52)
Progress Software Corp.(Æ) (2,950) (127)
Unity Software, Inc.(Æ) (1,138) (50)
(1,085)
Utilities - (0.1)%
Gogo, Inc.(Æ) (6,453) (30)
Kosmos Energy, Ltd.(Æ) (30,785) (28)
NextDecade Corp.(Æ) (7,366) (39)
Prairie Operating Co.(Æ) (4,198) (7)
Sable Offshore Corp.(Æ) (3,527) (32)
UGI Corp. (1,022) (38)
(174)
Total Securities Sold Short
(proceeds $7,412) (7,611)
Other Assets and Liabilities,
Net - 0.2%
338
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Net Assets - 100.0%
207,484

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
28 U.S. Small Cap Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 57 USD 7,119 03/26 (215)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (215)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 23,662 $ — $ —
$ —
$ 23,662
Consumer Staples 5,194 — —
—
5,194
Energy 9,889 — —
—
9,889
Financial Services 45,973 — —
—
45,973
Health Care 36,331 — —
—
36,331
Materials and Processing 16,943 — —
—
16,943
Producer Durables 34,822 — —
—
34,822
Technology 28,727 — —
—
28,727
Utilities 5,152 — —
—
5,152
Warrants and Rights — — 14 — 14
Short-Term Investments — — — 8,050 8,050
Total Investments
206,693 — 14 8,050 214,757
Securities Sold Short
*
(7,611) — — — (7,611)
Other Financial Instruments
Liabilities
Futures Contracts (215) — — — (215)
Total Other Financial Instruments
**
$ (215) $ — $ — $ — $ (215)
* Refer to Schedule of Investments for detailed sector breakout.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended December 31, 2025, if any, see note 2 in the Notes to Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of December 31, 2025, if any, were less than 1% of net assets.

Russell Investment Funds
U.S. Small Cap Equity Fund
Fair Value of Derivative Instruments — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 29
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
0
Variation margin on futures contracts $ 215
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 720 $ —
Foreign currency-related transactions — 1
Total
$ 720 $ 1
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0
Futures contracts $ 206 $ —
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2025
See accompanying notes which are an integral part of the financial statements.
30 U.S. Small Cap Equity Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 7,611 $ — $ 7,611
Total Financial and Derivative Liabilities
7,611 — 7,611
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 7,611 $ — $ 7,611
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 7,611 $ — $ 7,611 $ —
Total
$ 7,611 $ — $ 7,611 $ —
^ Collateral pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 31
Statement of Assets and Liabilities — December 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 183,450
Investments, at fair value(>) ........................................................................................................................................................
214,757
Receivables:
Dividends and interest ...................................................................................................................................................... 150
Dividends from affiliated funds ....................................................................................................................................... 30
Investments sold ............................................................................................................................................................... 1,886
Fund shares sold ............................................................................................................................................................... 1
From broker(a) ................................................................................................................................................................. 702
Total assets ...............................................................................................................................................................
217,526
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 1,876
Fund shares redeemed ...................................................................................................................................................... 79
Accrued fees to affiliates .................................................................................................................................................. 173
Other accrued expenses .................................................................................................................................................... 88
Variation margin on futures contracts .............................................................................................................................. 215
Securities sold short, at fair value(‡) ........................................................................................................................................... 7,611
Total liabilities ...........................................................................................................................................................
10,042
Net Assets ...............................................................................................................................................................
$ 207,484
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 29,069
Shares of beneficial interest .........................................................................................................................................................
144
Additional paid-in capital ............................................................................................................................................................
178,271
Net Assets ...............................................................................................................................................................
$ 207,484
(>)   Investments in affiliates, U.S. Cash Management Fund ..................................................................................................... $ 8,050
(a)     Receivable from Broker for Futures ................................................................................................................................... $ 702
(‡)     Proceeds on securities sold short ........................................................................................................................................ $ 7,412
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ..................................................................................................................................................... $ 14.46
Net assets ............................................................................................................................................................................. $ 207,484,086
Shares outstanding ($.01 par value) ..................................................................................................................................... 14,351,427
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
32 U.S. Small Cap Equity Fund
Statement of Operations — For the Period Ended December 31, 2025
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 2,869
Dividend distributions from affiliated funds .................................................................................................................... 407
Interest .............................................................................................................................................................................. 32
Total investment income ..............................................................................................................................................................
3,308
Expenses
Advisory fees ................................................................................................................................................................... 1,806
Administrative fees .......................................................................................................................................................... 100
Custodian fees .................................................................................................................................................................. 50
Transfer agent fees .......................................................................................................................................................... 9
Professional fees .............................................................................................................................................................. 81
Trustees’ fees .................................................................................................................................................................... 11
Printing fees ..................................................................................................................................................................... 11
Dividends from securities sold short ................................................................................................................................ 54
Interest expense paid on securities sold short .................................................................................................................. 60
Miscellaneous .................................................................................................................................................................. 35
Expenses before reductions .............................................................................................................................................. 2,217
Expense reductions .......................................................................................................................................................... (49)
Net expenses ................................................................................................................................................................................
2,168
Net investment income (loss) .......................................................................................................................................................
1,140
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 9,528
Investments in affiliated funds ......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 720
Foreign currency exchange contracts ............................................................................................................................... 1
Securities sold short ......................................................................................................................................................... (2,003)
Net realized gain (loss) ................................................................................................................................................................
8,245
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 5,481

Net change in unrealized appreciation (depreciation) ................................................................................................................. 6,279
Net realized and unrealized gain (loss) ........................................................................................................................................ 14,524
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 15,664

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 33
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended December 31,
2025 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 1,140 $ 1,332
Net realized gain (loss) ................................................................................................................ 8,245 19,718
Net change in unrealized appreciation (depreciation) ................................................................. 6,279 (3,374)
Net increase (decrease) in net assets from operations ....................................................................... 15,664 17,676
Distributions
To shareholders ............................................................................................................................ (8,560) (19,742)
Net decrease in net assets from distributions ..................................................................................... (8,560) (19,742)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (14,124) 691
Total Net Increase (Decrease) in Net Assets ...................................................................
(7,020) (1,375)
Net Assets
Beginning of period ........................................................................................................................... 214,504 215,879
End of period ......................................................................................................................................
$ 207,484 $ 214,504
* Share transaction amounts (in thousands) for the periods ended December 31, 2025 and December 31, 2024 were as follows:
2025 2024
Shares Dollars Shares Dollars
Proceeds from shares sold 422 $ 5,561 437 $ 6,403
Proceeds from reinvestment of distributions 600 8,560 1,413 19,742
Payments for shares redeemed (2,108) (28,245) (1,741) (25,454)
Total increase (decrease)
(1,086) $ (14,124) 109 $ 691

See accompanying notes which are an integral part of the financial statements.
34 U.S. Small Cap Equity Fund
Russell Investment Funds
U.S. Small Cap Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 13.90 14.08 12.56 15.27 15.75
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.0 8 .09 .09 .05 .01
$ Net Realized and Unrealized Gain (Loss) 1.0 6 1.10 1.61 (2.46) 3.92
$ Total from Investment Operations 1.14 1.19 1.70 (2.41) 3.93
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.09) (.24) (.09) (.03) (.04)
$ Distributions from Net Realized Gain (.49) (1.13) (.09) (.27) (4.37)
$ Total Distributions (.58) (1.37) (.18) (.30) (4.41)
$ Net Asset Value, End of Period 14.46 13.90 14.08 12.56 15.27
% Total Return
(±)
8.34 8.53 13.61 (15.96) 25.79
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 207,484 214,504 215,879 206,162 257,553
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.11 1.16 1.17 1.15 1.14
% Expenses, Net
(Ƃ)(∆)
1.08 1.13 1.13 1.12 1.13
% Net Investment Income
(Ƃ)
.5 7 .61 .70 .40 .05
% Portfolio Turnover Rate 89 73 87 101 114

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S, Small Cap Equity Fund 35
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of December 31, 2025 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2025, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended December 31, 2025 and December 31, 2024, respectively, the Fund made the following tax basis distributions:
Advisory fees $ 161,823
Administrative fees 8,990
Transfer agent fees 791
Trustees' fees 1,447
$ 173,051
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 7,829 $ 61,308 $ 61,088 $ (1) $ 2 $ 8,050 $ 407 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 180,164,847 $ 40,147,440 $ (13,166,521) $ 26,980,919
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Lo ss
Carryforward)
Net Unrealized
Appreciation
(Depreciation)*
Other Book/Tax
Differences**
Post October
Losses
Deferred***
Total
Accumulated
Earnings
(Losses)
$ 73,136 $ 2,014,997 $ 26,980,922 $ — $ — $ 29,069,055
*
Includes Unrealized Appreciation/Depreciation on foreign currency.
**
Other Book/Tax Differences represent differences related to timing.
***
Post-October Losses represent certain ordinary, specific and/or capital losses incurred after October 31 of the previous year. These losses are deemed to arise on the first day of the funds' next taxable year.
December 31, 2025 December 31, 2024
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 4,118,917 $ 4,440,773 $ — $ 3,422,790 $ 16,319,633 $ —

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
36 U.S, Small Cap Equity Fund
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to foreign currency gains or losses, reclassifications of dividends and/or differences in treatment of income from swaps. These adjustments have no impact on the net assets.
At December 31, 2025, there were no adjustments made to the Statement of Assets and Liabilities.
Total distributable earnings (losses)
$ —
Additional paid-in capital
—
Federal Income Taxes, continued

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 37
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 91.9%
Australia - 1.9%
Aristocrat Leisure, Ltd. 3,255 126
ASX, Ltd. 2,670 92
BHP Group, Ltd. 38,868 1,173
Brambles, Ltd. 19,372 297
Coles Group, Ltd. 36,105 517
Commonwealth Bank of Australia 5,561 594
Computershare, Ltd. 5,228 119
Evolution Mining, Ltd. 23,371 197
Insurance Australia Group, Ltd. 79,465 422
Medibank Pvt, Ltd. 36,191 115
Northern Star Resources, Ltd. 19,393 344
Pro Medicus, Ltd. 598 87
Qantas Airways, Ltd. 16,110 111
QBE Insurance Group, Ltd. 65,181 863
Rio Tinto PLC 7,310 583
Rio Tinto, Ltd. 1,154 113
Sigma Healthcare, Ltd. 59,974 118
Suncorp Group, Ltd. 43,418 510
Telstra Group, Ltd. 159,864 519
Wesfarmers, Ltd. 7,915 427
Westpac Banking Corp. 7,552 194
7,521
Austria - 0.7%
ams-OSRAM AG(Æ) 9,432 92
Erste Group Bank AG 18,881 2,272
Mondi PLC 28,235 344
2,708
Belgium - 0.3%
Ageas SA 8,204 575
Anheuser-Busch InBev SA 3,448 221
KBC Groep NV 1,202 156
Proximus SADP 14,126 118
1,070
Brazil - 1.2%
Ambev SA 429,543 1,081
Banco Bradesco SA - ADR 259,453 864
Banco do Brasil SA 91,419 360
Lojas Renner SA 118,790 291
MercadoLibre, Inc.(Æ) 352 709
Natura Cosmeticos SA(Æ) 150,707 205
Telefonica Brasil SA 81,880 488
Ultrapar Participacoes SA 60,622 231
Vale SA 15,832 207
Wheaton Precious Metals Corp. 1,545 182
4,618
Burkina Faso - 0.0%
Endeavour Mining PLC 1,888 97
Canada - 4.4%
Agnico Eagle Mines, Ltd. 2,785 472
Alamos Gold, Inc. Class A 3,857 149
Bank of Montreal 2,381 309
Barrick Mining Corp. 19,210 837
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Brookfield Asset Management, Inc. Class
A 1,855 97
Canadian Imperial Bank of Commerce 6,354 576
Canadian National Railway Co. 9,091 899
Canadian Natural Resources, Ltd. 3,367 114
CCL Industries, Inc. Class B 2,111 133
Constellation Software, Inc. 116 279
Dollarama, Inc. 6,490 970
Enbridge, Inc. 7,994 383
Fairfax Financial Holdings, Ltd. 172 328
Franco-Nevada Corp. Class T 773 160
George Weston, Ltd. 1,650 114
Great-West Lifeco, Inc. 12,163 600
Hydro One, Ltd.(Þ) 11,083 441
iA Financial Corp., Inc. 3,247 421
Imperial Oil, Ltd. 2,259 195
Intact Financial Corp. 1,404 292
Kinross Gold Corp. 14,736 415
Loblaw Cos., Ltd. 6,820 308
Magna International, Inc. Class A 25,824 1,377
Manulife Financial Corp. 24,536 891
Metro, Inc. Class A 960 69
Nutrien, Ltd. 5,734 354
RB Global, Inc. 1,024 105
Royal Bank of Canada 11,711 1,997
Shopify, Inc. Class A(Æ) 8,005 1,289
Stantec, Inc. 6,508 614
Sun Life Financial, Inc. 17,447 1,089
Suncor Energy, Inc. 9,544 424
Tourmaline Oil Corp. 12,268 550
WSP Global, Inc. 551 100
17,351
China - 3.6%
Alibaba Group Holding, Ltd. 152,814 2,797
Alibaba Group Holding, Ltd. - ADR 4,661 683
Baidu, Inc. Class A(Æ) 39,000 639
Bank of China (Hong Kong), Ltd. 26,000 132
China Mengniu Dairy Co., Ltd. 95,000 182
China Merchants Bank Co., Ltd. Class H 81,500 551
China Overseas Land & Investment, Ltd. 335,000 526
Haier Smart Home Co., Ltd. Class H 193,200 600
Laopu Gold Co., Ltd. Class H 6,671 529
Prosus NV 4,201 260
Tencent Holdings, Ltd. 67,684 5,186
Trip.com Group, Ltd. - ADR 27,817 2,000
14,085
Denmark - 1.3%
Danske Bank A/S 25,987 1,296
DSV A/S 3,349 843
Novo Nordisk A/S Class B 60,133 3,065
Novonesis (Novozymes) B Class B 589 38
5,242
Finland - 0.6%
Elisa Oyj 4,569 203
Nokia Oyj 302,017 1,956

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
38 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nordea Bank Abp 6,897 130
Sampo Oyj Class A 7,889 96
2,385
France - 7.9%
Accor SA 24,032 1,362
Air Liquide SA Class A 1,122 211
Airbus SE 4,061 942
Amundi SA(Þ) 12,393 1,025
Arkema SA 18,382 1,124
AXA SA 18,142 873
BNP Paribas SA 13,400 1,268
Bureau Veritas SA 26,909 857
Carrefour SA 30,552 510
Cie de Saint-Gobain SA 7,090 720
Cie Generale des Etablissements Michelin
SCA 46,355 1,537
Credit Agricole SA 34,119 700
Danone SA 12,552 1,133
Dassault Aviation SA 1,707 547
Engie SA 48,672 1,280
EssilorLuxottica SA 2,061 652
Hermes International 454 1,122
L'Oreal SA 1,654 710
LVMH Moet Hennessy Louis Vuitton SE 3,138 2,366
Orange SA 56,222 938
Publicis Groupe SA 13,920 1,444
Renault SA 7,610 315
Rexel SA Class H 35,425 1,392
Safran SA 3,032 1,055
Sartorius Stedim Biotech 7,859 1,934
Societe Generale SA 22,807 1,837
Teleperformance 17,623 1,270
Thales SA 464 125
TotalEnergies SE 22,842 1,489
Valeo SE 19,170 261
Vinci SA 2,615 367
31,366
Germany - 7.8%
adidas AG 3,409 671
Allianz SE 1,869 857
Aumovio SE(Æ) 3,312 167
BASF SE 37,563 1,962
Bayer AG 26,978 1,164
Continental AG 15,992 1,277
CTS Eventim AG & Co. KGaA 20,971 1,925
Daimler Truck Holding AG 49,501 2,171
Deutsche Bank AG 5,226 203
Deutsche Boerse AG 7,096 1,864
Deutsche Post AG 3,462 190
Deutsche Telekom AG 13,245 430
E.ON SE 8,607 163
Evonik Industries AG 73,823 1,159
Fresenius Medical Care AG & Co.
KGaA 19,360 928
Fresenius SE & Co. KGaA 14,620 841
GEA Group AG 4,504 306
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hannover Rueck SE 2,789 871
Heidelberg Materials AG 1,619 424
Infineon Technologies AG 17,295 766
Mercedes-Benz Group AG 13,063 922
MTU Aero Engines AG 5,292 2,207
Muenchener Rueckversicherungs-
Gesellschaft AG 1,762 1,164
Rheinmetall AG 767 1,406
SAP SE 14,970 3,663
Siemens AG 2,081 584
Siemens Energy AG 2,449 346
Symrise AG 27,455 2,222
Wacker Chemie AG 691 56
30,909
Hong Kong - 1.9%
AIA Group, Ltd. 231,339 2,376
ASMPT, Ltd. 28,400 283
CK Asset Holdings, Ltd. 72,049 363
Hang Seng Bank, Ltd. 13,500 266
Hong Kong Exchanges & Clearing, Ltd. 8,500 444
Power Assets Holdings, Ltd. 48,000 340
Prudential PLC 160,785 2,481
Sino Land Co., Ltd. 122,000 160
Sun Hung Kai Properties, Ltd. 10,000 121
WH Group, Ltd.(Þ) 414,500 461
Yue Yuen Industrial Holdings, Ltd. 35,500 73
7,368
India - 0.8%
HDFC Bank, Ltd. - ADR 65,800 2,404
Larsen & Toubro, Ltd. - GDR(Þ) 17,257 771
3,175
Indonesia - 0.6%
Bank Central Asia Tbk PT 3,294,500 1,590
Bank Negara Indonesia Persero Tbk PT 1,178,900 309
Bank Rakyat Indonesia Persero Tbk PT 1,627,300 357
2,256
Ireland - 1.2%
Accenture PLC Class A 2,333 626
AIB Group PLC 74,276 798
Bank of Ireland Group PLC 117,759 2,253
Flutter Entertainment PLC(Æ) 4,423 959
4,636
Israel - 0.2%
Bank Hapoalim BM 7,600 172
Bank Leumi Le-Israel BM 8,525 188
Check Point Software Technologies, Ltd.
(Æ) 1,404 260
620
Italy - 3.1%
Banca Mediolanum SpA 7,513 171
BPER Banca 59,093 799
Coca-Cola HBC AG 7,781 403
Davide Campari-Milano NV SpA 205,860 1,337

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 39
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Enel SpA 150,931 1,573
Eni SpA 43,838 832
FinecoBank Banca Fineco SpA 135,359 3,515
Generali 3,093 130
Intesa Sanpaolo SpA 28,762 199
Recordati SpA 3,577 204
Ryanair Holdings PLC 4,044 140
Ryanair Holdings PLC - ADR 11,627 839
Snam SpA 18,972 126
Terna - Rete Elettrica Nazionale 7,792 83
UniCredit SpA 23,853 1,980
12,331
Japan - 16.2%
Advantest Corp. 8,800 1,111
Aeon Co., Ltd. 10,500 166
Ajinomoto Co., Inc. 5,400 114
Alfresa Holdings Corp. 11,600 180
Alps Alpine Co., Ltd. 4,900 62
Amada Co., Ltd. 13,400 159
Asahi Group Holdings, Ltd. 4,800 50
Asics Corp. 10,600 255
Astellas Pharma, Inc. 60,800 812
Bandai Namco Holdings, Inc. 7,700 205
Bridgestone Corp. 65,200 1,467
Canon, Inc. 26,100 773
Capcom Co., Ltd. 4,500 105
Chiba Bank, Ltd. (The) 52,600 585
Chugai Pharmaceutical Co., Ltd. 21,300 1,120
Daifuku Co., Ltd. 4,300 136
Dai-ichi Life Holdings, Inc. 45,100 374
Daiichi Sankyo Co., Ltd. 5,000 106
Daikin Industries, Ltd. 11,500 1,476
Daito Trust Construction Co., Ltd. 5,800 111
Daiwa House Industry Co., Ltd. 4,700 156
Denso Corp. 53,800 742
Dentsu, Inc. 19,900 422
East Japan Railway Co. 6,000 159
Eisai Co., Ltd. 7,340 218
Fast Retailing Co., Ltd. 1,300 471
FUJIFILM Holdings Corp. 37,600 803
Fujikura, Ltd. 2,900 324
Fujitsu, Ltd. 15,400 422
Fukuoka Financial Group, Inc. 17,300 558
Hakuhodo DY Holdings, Inc. 25,200 188
Hino Motors, Ltd.(Æ) 37,700 93
Hitachi, Ltd. 47,300 1,467
Honda Motor Co., Ltd. 39,913 391
Horiba, Ltd. 2,300 235
Hoya Corp. 12,200 1,848
IHI Corp. 10,500 185
Iida Group Holdings Co., Ltd. 18,100 291
Isuzu Motors, Ltd. 4,100 64
ITOCHU Corp. 74,500 940
Japan Airlines Co., Ltd. 13,000 242
Japan Exchange Group, Inc. 26,500 283
Japan Post Insurance Co., Ltd. Class A 20,300 609
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Japan Tobacco, Inc. 22,700 817
JGC Holdings Corp. 18,600 226
Kajima Corp. 8,300 310
Kao Corp. 15,600 624
KDDI Corp. 11,800 204
Keyence Corp. 5,500 1,993
Kobe Bussan Co., Ltd. 1,800 44
Koito Manufacturing Co., Ltd. 26,200 387
Komatsu, Ltd. 9,400 300
Konami Holdings Corp. 1,300 177
Kubota Corp. 111,800 1,579
Kyocera Corp. 41,000 576
LY Corp. 15,100 40
M3, Inc. 7,800 106
MatsukiyoCocokara & Co. 2,800 49
Minebea Co., Ltd. 62,800 1,261
Mitsubishi Estate Co., Ltd. 32,000 779
Mitsubishi Gas Chemical Co., Inc. 15,500 281
Mitsubishi Heavy Industries, Ltd. 16,600 407
Mitsubishi UFJ Financial Group, Inc. 40,000 635
Mitsui Fudosan Co., Ltd. 12,000 137
Mizuho Financial Group, Inc. 9,400 341
MonotaRO Co., Ltd. 2,700 43
MS&AD Insurance Group Holdings, Inc. 37,700 888
Murata Manufacturing Co., Ltd. 54,300 1,127
NEC Corp. 12,900 435
Nikon Corp. 13,800 154
Nintendo Co., Ltd. 11,300 763
Nippon Television Holdings, Inc. 7,200 175
Nissan Motor Co., Ltd.(Æ) 106,600 265
Nitto Denko Corp. 32,800 779
Nomura Research Institute, Ltd. 4,900 189
NTT, Inc. 106,550 108
Obayashi Corp. 7,100 148
Obic Co., Ltd. 2,000 63
Olympus Corp. 85,700 1,092
Ono Pharmaceutical Co., Ltd. 9,391 130
Oracle Corp. 900 76
Osaka Gas Co., Ltd. 2,200 76
Otsuka Corp. 7,700 159
Otsuka Holdings Co., Ltd. 4,800 271
Pan Pacific International Holdings Corp. 23,000 137
Panasonic Holdings Corp. 27,300 357
Persol Holdings Co., Ltd. 163,800 304
Recruit Holdings Co., Ltd. 5,600 319
Resona Holdings, Inc. 216,700 2,055
Rinnai Corp. 10,900 276
Rohm Co., Ltd. 34,000 483
Sanrio Co., Ltd. 2,300 72
SCREEN Holdings Co., Ltd. 1,400 136
SCSK Corp. 1,900 68
Secom Co., Ltd. 52,500 1,866
Sega Sammy Holdings, Inc. 8,300 130
Sekisui Chemical Co., Ltd. 19,100 320
Shimano, Inc. 2,500 264
Shin-Etsu Chemical Co., Ltd. 29,000 902
Shionogi & Co., Ltd. 35,900 650

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
40 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SMC Corp. 1,200 418
SoftBank Corp. 181,700 249
SoftBank Group Corp. 22,800 643
Sompo Holdings, Inc. 32,900 1,120
Sony Financial Group, Inc.(Æ) 13,550 14
Sony Group Corp. 65,350 1,670
Stanley Electric Co., Ltd. 9,939 196
Subaru Corp. 40,144 862
Sumitomo Heavy Industries, Ltd. 8,000 211
Sumitomo Mitsui Financial Group, Inc. 16,900 544
Sumitomo Mitsui Trust Holdings, Inc. 26,000 790
Sumitomo Rubber Industries, Ltd. 14,500 224
Suntory Beverage & Food, Ltd. 53,000 1,602
Suzuki Motor Corp. 20,400 303
T&D Holdings, Inc. 38,600 889
Taiheiyo Cement Corp. 4,900 122
Taisei Corp. 2,000 190
Taiyo Nippon Sanso Corp. 1,400 42
Takeda Pharmaceutical Co., Ltd. 32,500 1,010
TDK Corp. 76,800 1,087
THK Co., Ltd. 7,300 187
TIS, Inc. 1,700 57
Toho Co., Ltd. 1,900 97
Tokio Marine Holdings, Inc. 35,000 1,299
Tokyo Electron, Ltd. 8,110 1,781
Toray Industries, Inc. 46,400 302
Toyota Motor Corp. 23,200 496
Trend Micro, Inc. 5,900 244
Tsuruha Holdings, Inc. 17,200 316
Yamato Holdings Co., Ltd. 22,194 312
Zozo, Inc. 5,200 43
64,351
Luxembourg - 0.4%
ArcelorMittal SA 30,506 1,390
RTL Group SA 3,991 161
1,551
Macao - 0.3%
Galaxy Entertainment Group, Ltd. 216,869 1,064
Mexico - 0.2%
America Movil SAB de CV - ADR 29,094 601
Fresnillo PLC 5,944 265
866
Netherlands - 4.3%
ABN AMRO Bank NV(Þ) 29,041 1,014
Adyen NV(Æ)(Þ) 693 1,112
Argenx SE(Æ) 1,054 887
ASML Holding NV 2,644 2,826
Euronext NV(Þ) 2,559 384
Ferrari NV 586 218
Heineken NV 4,801 393
ING Groep NV 96,890 2,724
Koninklijke Ahold Delhaize NV 4,432 182
Koninklijke KPN NV 21,826 102
Koninklijke Philips NV 60,749 1,644
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NN Group NV 10,063 775
Randstad NV 30,579 1,162
Universal Music Group NV 103,365 2,700
VEON, Ltd. - ADR(Æ) 2,069 109
Wolters Kluwer NV 7,714 801
17,033
New Zealand - 0.1%
Contact Energy, Ltd. 25,590 136
Meridian Energy, Ltd. 41,685 134
Xero, Ltd.(Æ) 447 34
304
Norway - 0.8%
DNB Bank ASA 33,530 934
Equinor ASA Class N 60,000 1,419
Gjensidige Forsikring ASA 7,023 210
Kongsberg Gruppen ASA 5,712 147
Norsk Hydro ASA 5,322 41
Orkla ASA 30,116 336
Telenor ASA 7,222 105
3,192
Poland - 0.3%
Zabka Group SA(Æ) 201,266 1,282
Portugal - 0.1%
Banco Comercial Portugues SA Class R 253,888 266
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 114,398 —
LUKOIL PJSC(Æ)(Š) 2,007 —
Mobile TeleSystems PJSC - ADR(Æ)(Š) 27,365 —
Sberbank of Russia PJSC(Æ)(Š) 88,440 —
—
Singapore - 1.7%
DBS Group Holdings, Ltd. 29,631 1,297
Grab Holdings, Ltd. Class A(Æ) 277,433 1,384
Oversea-Chinese Banking Corp., Ltd. 69,892 1,074
Sea, Ltd. - ADR(Æ) 13,541 1,727
Singapore Exchange, Ltd. 16,800 221
Singapore Technologies Engineering, Ltd. 17,900 117
Singapore Telecommunications, Ltd. 300,800 1,066
6,886
South Africa - 0.3%
Anglo American PLC 8,615 355
MTN Group, Ltd. 61,242 626
Old Mutual, Ltd. 403,744 363
1,344
South Korea - 1.7%
Coway Co., Ltd. 2,009 121
Hankook Tire & Technology Co., Ltd. 4,280 173
Hyundai Mobis Co., Ltd. 2,442 633
KB Financial Group, Inc. 6,566 567
KT Corp. - ADR 23,763 451
Samsung Electronics Co., Ltd. 17,057 1,421

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 41
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Shinhan Financial Group Co., Ltd. 23,943 1,278
SK Hynix, Inc. 3,138 1,421
SK Telecom Co., Ltd. 15,393 572
6,637
Spain - 1.5%
Aena SME SA(Þ) 6,901 193
Amadeus IT Group SA Class A 3,691 271
Banco Bilbao Vizcaya Argentaria SA 17,097 400
Banco Santander SA 37,496 440
CaixaBank SA 16,011 195
Endesa SA 3,324 120
Iberdrola SA 19,831 429
Industria de Diseno Textil SA 55,071 3,628
Mapfre SA 31,039 156
Telefonica SA 23,356 96
5,928
Sweden - 1.2%
Assa Abloy AB Class B 12,035 467
Atlas Copco AB Class A 35,602 638
Atlas Copco AB Class B 49,829 799
Essity Aktiebolag Class B 20,846 600
Investor AB Class B 3,766 134
Lifco AB Class B 2,729 103
Saab AB Class B 3,123 182
SKF AB Class B 25,125 668
Svenska Cellulosa AB SCA Class B 19,365 257
Svenska Handelsbanken AB Class A 8,008 117
Telefonaktiebolaget LM Ericsson Class B 83,113 811
4,776
Switzerland - 4.1%
ABB, Ltd. 5,847 432
Adecco Group AG 9,341 271
Chocoladefabriken Lindt & Spruengli AG 13 322
Cie Financiere Richemont SA Class A 1,998 431
Galderma Group AG 5,146 1,045
Geberit AG 180 140
Helvetia Holding AG 235 62
Julius Baer Group, Ltd. 16,210 1,267
Lonza Group AG 3,773 2,553
Partners Group Holding AG 471 579
Schindler Holding AG 1,861 701
SGS SA 5,052 579
Swatch Group AG (The) Class B 2,251 478
Swisscom AG 286 208
UBS Group AG 133,563 6,174
Zurich Insurance Group AG 1,591 1,208
16,450
Taiwan - 2.6%
Delta Electronics, Inc. 21,000 639
Taiwan Semiconductor Manufacturing
Co., Ltd. 98,000 4,788
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 16,026 4,870
10,297
Thailand - 0.2%
Kasikornbank PCL - NVDR 142,500 880
United Kingdom - 9.5%
3i Group PLC 9,575 417
AstraZeneca PLC 12,838 2,365
Auto Trader Group PLC(Þ) 10,287 81
Aviva PLC 96,243 881
BAE Systems PLC 12,112 278
Barclays PLC 81,489 517
British American Tobacco PLC 37,859 2,146
British Land Co. PLC (The)(ö) 62,070 336
BT Group PLC 306,573 758
Burberry Group PLC(Æ) 22,302 380
CK Hutchison Holdings, Ltd. Class B 63,313 431
Compass Group PLC 66,114 2,103
DCC PLC 5,758 358
Diploma PLC 23,982 1,712
easyJet PLC 76,595 525
Halma PLC 4,786 227
Hikma Pharmaceuticals PLC 10,609 222
HSBC Holdings PLC 169,696 2,660
Imperial Tobacco Group PLC 2,349 99
Intermediate Capital Group PLC 22,437 619
International Consolidated Airlines Group
SA 25,296 140
Intertek Group PLC 30,302 1,879
J Sainsbury PLC 341,949 1,507
Kingfisher PLC 96,895 406
Klarna Group PLC(Æ) 17,084 494
Land Securities Group PLC(ö) 43,469 362
Lloyds Banking Group PLC 115,627 152
London Stock Exchange Group PLC 14,441 1,739
National Grid PLC 21,307 328
NatWest Group PLC 22,338 195
Next PLC 1,516 279
Pearson PLC 19,367 273
Reckitt Benckiser Group PLC 43,920 3,556
RELX PLC 53,931 2,181
Rolls-Royce Holdings PLC 82,856 1,288
Schroders PLC 23,104 126
Smiths Group PLC 3,602 114
Standard Chartered PLC 97,806 2,389
Tate & Lyle PLC 37,223 188
Tesco PLC 53,640 319
Travis Perkins PLC 20,338 175
Unilever PLC 19,678 1,287
Unite Group PLC (The)(ö) 17,669 133
Wise PLC Class A(Æ) 53,828 647
WPP PLC 70,895 320
37,592
United States - 8.9%
Amrize, Ltd.(Æ) 1,459 79

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
42 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Aon PLC Class A 3,148 1,111
AP Moller - Maersk A/S Class B 59 136
BP PLC 162,174 941
CyberArk Software, Ltd.(Æ) 511 228
Experian PLC 3,487 158
Ferrovial SE 2,417 156
GSK PLC 168,133 4,132
Haleon PLC 708,913 3,587
Holcim AG 10,702 1,049
James Hardie Industries PLC(Æ) 26,448 543
Linde PLC 6,681 2,849
Medtronic PLC 9,083 873
Nestle SA 17,138 1,703
Novartis AG 16,012 2,212
Roche Holding AG 6,700 2,769
Sanofi SA 39,235 3,807
Schneider Electric SE 14,052 3,852
Shell PLC 103,575 3,810
Spotify Technology SA(Æ) 1,927 1,119
Swiss Re AG 2,082 347
35,461
Total Common Stocks
(cost $288,029) 363,898
Preferred Stocks - 0.5%
Brazil - 0.1%
Raizen Energia SA
0.000% (Æ) 385,686 57
Germany - 0.4%
Henkel AG & Co. KGaA
2.860% (Ÿ) 10,822 884
Volkswagen AG
6.214% (Ÿ) 6,126 745
1,629
Total Preferred Stocks
(cost $2,087) 1,686
Warrants and Rights - 0.0%
Canada - 0.0%
Constellation Software, Inc.(Æ)(Š)
2040 Warrants 82 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 5.9%
United States - 5.9%
U.S. Cash Management Fund(@) 23,436,144 (∞) 23,436
Total Short-Term Investments
(cost $23,434) 23,436
Total Investments - 98.3%
(identified cost $313,550) 389,020
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Other Assets and Liabilities,
Net - 1.7%
6,922
Net Assets - 100.0%
395,942

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 43
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
1.4%
ABN AMRO Bank NV 10/03/19 EUR 29,041 17.36 504
1,014
Adyen NV 04/19/22 EUR 693 1,747.93 1,211
1,112
Aena SME SA 01/23/25 EUR 6,901 22.86 158
193
Amundi SA 02/21/19 EUR 12,393 65.08 807
1,025
Auto Trader Group PLC 08/04/23 GBP 10,287 8.08 83
81
Euronext NV 12/05/25 EUR 2,559 147.50 377
384
Hydro One, Ltd. 12/04/25 CAD 11,083 38.40 426
441
Larsen & Toubro, Ltd. 02/23/24 17,257 41.50 716
771
WH Group, Ltd. 06/26/19 HKD 414,500 0.84 346 461
5,482
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
CAC40 Euro Index Futures 45 EUR 3,669 01/26
6
DAX Index Futures 4 EUR 2,469 03/26
29
EURO STOXX 50 Index Futures 36 EUR 2,103 03/26
30
FTSE/MIB Index Futures 4 EUR 901 03/26
15
IBEX 35 Index Futures 7 EUR 1,210 01/26
25
OMXS30 Index Futures 33 SEK 9,554 01/26
23
S&P 500 E-Mini Index Futures 5 USD 1,723 03/26
3
S&P/TSX 60 Index Futures 80 CAD 29,791 03/26
83
SPI 200 Index Futures 56 AUD 12,146 03/26
43
TOPIX Index Futures 31 JPY 1,058,185 03/26 51
Short Positions
FTSE 100 Index Futures 36 GBP 3,579 03/26
(108)
Hang Seng Index Futures 19 HKD 24,366 01/26
23
MSCI EAFE Index Futures 271 USD 19,124 03/26
(361)
MSCI Singapore Index Futures 75 SGD 3,343 01/26 (21)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (159)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 764 CHF 600 03/18/26 (1)
Bank of America USD 8,025 EUR 6,800 03/18/26 (6)
BNP Paribas USD 2,143 AUD 3,231 03/18/26 13
BNP Paribas USD 4,742 CAD 6,542 03/18/26 40
BNP Paribas USD 3,664 JPY 568,224 03/18/26 (14)
BNP Paribas USD 1,147 SEK 10,636 03/18/26 13
BNP Paribas EUR 1,089 USD 1,274 03/18/26 (10)
BNP Paribas GBP 581 USD 774 03/18/26 (9)
HSBC USD 2,147 AUD 3,231 03/18/26 9
HSBC USD 4,748 CAD 6,542 03/18/26 34
HSBC USD 3,661 JPY 568,224 03/18/26 (11)

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
44 International Developed Markets Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC USD 1,148 SEK 10,636 03/18/26 12
HSBC EUR 1,089 USD 1,274 03/18/26 (11)
HSBC GBP 581 USD 775 03/18/26 (9)
Morgan Stanley USD 2,144 AUD 3,231 03/18/26 12
Morgan Stanley USD 4,743 CAD 6,542 03/18/26 39
Morgan Stanley USD 3,665 JPY 568,224 03/18/26 (15)
Morgan Stanley USD 1,147 SEK 10,636 03/18/26 13
Morgan Stanley EUR 1,089 USD 1,275 03/18/26 (10)
Morgan Stanley GBP 581 USD 775 03/18/26 (9)
Royal Bank of Canada USD 2,146 AUD 3,231 03/18/26 11
Royal Bank of Canada USD 4,749 CAD 6,542 03/18/26 33
Royal Bank of Canada USD 3,667 JPY 568,224 03/18/26 (17)
Royal Bank of Canada USD 1,148 SEK 10,636 03/18/26 11
Royal Bank of Canada EUR 1,089 USD 1,275 03/18/26 (10)
Royal Bank of Canada GBP 581 USD 775 03/18/26 (9)
State Street CHF 2,391 USD 3,005 03/18/26 (37)
State Street DKK 3,720 USD 583 03/18/26 (5)
State Street HKD 2,630 USD 339 03/18/26 —
State Street NOK 19,590 USD 1,929 03/18/26 (14)
State Street NZD 220 USD 128 03/18/26 1
Westpac USD 2,146 AUD 3,231 03/18/26 11
Westpac USD 4,749 CAD 6,542 03/18/26 34
Westpac USD 3,666 JPY 568,224 03/18/26 (16)
Westpac USD 1,149 SEK 10,636 03/18/26 11
Westpac EUR 1,089 USD 1,275 03/18/26 (10)
Westpac GBP 581 USD 775 03/18/26 (8)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 66
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 7,521 $ — $ — $ 7,521
Austria — 2,708 — — 2,708
Belgium — 1,070 — — 1,070
Brazil 1,755 2,863 — — 4,618
Burkina Faso 97 — — — 97
Canada 17,351 — — — 17,351
China 2,683 11,402 — — 14,085
Denmark — 5,242 — — 5,242
Finland — 2,385 — — 2,385

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 45
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
France — 31,366 — — 31,366
Germany — 30,909 — — 30,909
Hong Kong — 7,368 — — 7,368
India 2,404 771 — — 3,175
Indonesia — 2,256 — — 2,256
Ireland 626 4,010 — — 4,636
Israel 260 360 — — 620
Italy 8 40 11,49 1 — — 12,331
Japan — 64,351 — — 64,351
Luxembourg — 1,551 — — 1,551
Macao — 1,064 — — 1,064
Mexico 60 2 26 4 — — 866
Netherlands 109 16,924 — — 17,033
New Zealand — 304 — — 304
Norway — 3,192 — — 3,192
Poland — 1,282 — — 1,282
Portugal — 266 — — 266
Russia — — — — —
Singapore 3,11 2 3,77 4 — — 6,886
South Africa — 1,344 — — 1,344
South Korea 451 6,186 — — 6,637
Spain — 5,928 — — 5,928
Sweden — 4,776 — — 4,776
Switzerland — 16,450 — — 16,450
Taiwan 4,870 5,427 — — 10,297
Thailand — 880 — — 880
United Kingdom 494 37,098 — — 37,592
United States 6,1 79 29,28 2 — — 35,461
Preferred Stocks — 1,686 — — 1,686
Warrants and Rights — — — — —
Short-Term Investments — — — 23,436 23,436
Total Investments 41,83 3 323,75 1 — 23,436 389,020
Other Financial Instruments
Assets
Futures Contracts 331 — — — 331
Foreign Currency Exchange Contracts — 297 — — 297
Liabilities
Futures Contracts (490) — — — (490)
Foreign Currency Exchange Contracts — (231) — — (231)
Total Other Financial Instruments
*
$ (159) $ 66 $ — $ — $ (93)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
46 International Developed Markets Fund
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended December 31, 2025, if any, see note 2 in the Notes to Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of December 31, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary .................................................................... 60,322 15 .2
Consumer Staples ............................................................................... 25,946 6 .6
Energy ................................................................................................ 14,739 3 .7
Financial Services .............................................................................. 100,112 25 .3
Health Care ........................................................................................ 38,110 9 .6
Materials and Processing ................................................................... 29,391 7 .4
Producer Durables .............................................................................. 40,383 10 .2
Technology ......................................................................................... 43,748 11 .1
Utilities ............................................................................................... 11,147 2 .8
Preferred Stocks
Consumer Discretionary .................................................................... 745 0 .2
Consumer Staples ............................................................................... 884 0 .3
Utilities ............................................................................................... 57 — **
Warrants and Rights ...................................................................
— —
Short-Term Investments .............................................................
23,436 5 .9
Total Investments ............................................................................... 389,020 98 .3
**
Less than .05% of net assets.

Russell Investment Funds
International Developed Markets Fund
Fair Value of Derivative Instruments — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 47
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 297
Variation margin on futures contracts* 331 —
Total
$ 331 $ 297
Location: Statement of Assets and Liabilities - Liabilities
0 0
Variation margin on futures contracts* $ 490 $ —
Unrealized depreciation on foreign currency exchange contracts — 231
Total
$ 490 $ 231
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 2,028 $ —
Foreign currency exchange contracts — (855)
Total
$ 2,028 $ (855)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0
Futures contracts (380) —
Foreign currency exchange contracts — 1,250
Total
$ (380) $ 1,250
*
Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclos ure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2025
See accompanying notes which are an integral part of the financial statements.
48 International Developed Markets Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 297 $ — $ 297
Total Financial and Derivative Assets
297 — 297
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 297 $ — $ 297
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
BNP Paribas
$ 66 $ 34 $ — $ 32
HSBC
55 31 — 24
Morgan Stanley
65 34 — 31
Royal Bank of Canada
55 35 — 20
State Street
1 1 — —
Westpac
55 33 — 22
Total
$ 297 $ 168 $ — $ 129

Russell Investment Funds
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— December 31, 2025
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 49
Amounts in thousands
^
Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 231 $ — $ 231
Total Financial and Derivative Liabilities
231 — 231
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 231 $ — $ 231
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 7 $ — $ — $ 7
BNP Paribas 34 34 — —
HSBC 31 31 — —
Morgan Stanley 34 34 — —
Royal Bank of Canada 35 35 — —
State Street 57 1 — 5 6
Westpac 33 33 — —
Total
$ 231 $ 168 $ — $ 6 3
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
50 International Developed Markets Fund
Statement of Assets and Liabilities — December 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 313,550
Investments, at fair value(>) ........................................................................................................................................................
389,020
Foreign currency holdings(^) ....................................................................................................................................................... 1,115
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 297
Receivables:
Dividends and interest ...................................................................................................................................................... 415
Dividends from affiliated funds ....................................................................................................................................... 49
Fund shares sold ............................................................................................................................................................... 67
Foreign capital gains taxes recoverable ........................................................................................................................... 1,305
From broker(a) ................................................................................................................................................................. 4,572
Total assets ...............................................................................................................................................................
396,840
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 98
Accrued fees to affiliates .................................................................................................................................................. 303
Other accrued expenses .................................................................................................................................................... 109
Variation margin on futures contracts .............................................................................................................................. 157
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 231
Total liabilities ...........................................................................................................................................................
898
Net Assets ...............................................................................................................................................................
$ 395,942
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 80,20 2
Shares of beneficial interest .........................................................................................................................................................
28 3
Additional paid-in capital ............................................................................................................................................................
315,457
Net Assets ...............................................................................................................................................................
$ 395,94 2
(>)   Investments in affiliates, U.S. Cash Management Fund ..................................................................................................... $ 23,436
(^)     Foreign currency holdings - cost ........................................................................................................................................ $ 1,108
(a)     Receivable from Broker for Futures ................................................................................................................................... $ 4,572
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ..................................................................................................................................................... $ 13.97
Net assets ............................................................................................................................................................................. $ 395,941,988
Shares outstanding ($.01 par value) ..................................................................................................................................... 28,337,328
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 51
Statement of Operations — For the Period Ended December 31, 2025
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 10,773
Dividend distributions from affiliated funds .................................................................................................................... 593
Interest .............................................................................................................................................................................. 59
Less foreign taxes withheld ............................................................................................................................................. (1,038)
Total investment income ..............................................................................................................................................................
10,387
Expenses
Advisory fees ................................................................................................................................................................... 3,357
Administrative fees .......................................................................................................................................................... 186
Custodian fees .................................................................................................................................................................. 103
Transfer agent fees .......................................................................................................................................................... 16
Professional fees .............................................................................................................................................................. 91
Trustees’ fees .................................................................................................................................................................... 20
Printing fees ..................................................................................................................................................................... 14
Miscellaneous .................................................................................................................................................................. 52
Expenses before reductions .............................................................................................................................................. 3,839
Expense reductions .......................................................................................................................................................... (143)
Net expenses ................................................................................................................................................................................
3,696
Net investment income (loss) .......................................................................................................................................................
6,691
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 30,508
Futures contracts .............................................................................................................................................................. 2,028
Foreign currency exchange contracts ............................................................................................................................... (855)
Foreign currency-related transactions .............................................................................................................................. 165
Net realized gain (loss) ................................................................................................................................................................
31,846
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 53,423
Investments in affiliated funds ......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. (380)
Foreign currency exchange contracts ............................................................................................................................... 1,250
Foreign currency-related transactions .............................................................................................................................. 181
Net change in unrealized appreciation (depreciation) ................................................................................................................. 54,476
Net realized and unrealized gain (loss) ........................................................................................................................................ 86,322
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 93,013

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
52 International Developed Markets Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended December 31,
2025 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 6,691 $ 6,675
Net realized gain (loss) ................................................................................................................ 31,846 7,723
Net change in unrealized appreciation (depreciation) ................................................................. 54,476 (4,194)
Net increase (decrease) in net assets from operations ....................................................................... 93,013 10,204
Distributions
To shareholders ............................................................................................................................ (30,369) (16,209)
Net decrease in net assets from distributions ..................................................................................... (30,369) (16,209)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (2,112) (6,148)
Total Net Increase (Decrease) in Net Assets ...................................................................
60,532 (12,153)
Net Assets
Beginning of period ........................................................................................................................... 335,410 347,563
End of period ......................................................................................................................................
$ 395,942 $ 335,410
* Share transaction amounts (in thousands) for the periods ended December 31, 2025 and December 31, 2024 were as follows:
2025 2024
Shares Dollars Shares Dollars
Proceeds from shares sold 1,639 $ 21,549 813 $ 10,139
Proceeds from reinvestment of distributions 2,207 30,369 1,379 16,209
Payments for shares redeemed (3,994) (54,030) (2,608) (32,496)
Total increase (decrease)
(148) $ (2,112) (416) $ (6,148)

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 53
Russell Investment Funds
International Developed Markets Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 11.77 12.03 10.54 12.35 12.18
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.24 .24 .22 .22 .23
$ Net Realized and Unrealized Gain (Loss) 3.11 .09 1.49 (1.82) 1.27
$ Total from Investment Operations 3.35 .33 1.71 (1.60) 1.50
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.27) (.37) (.15) — (.33)
$ Distributions from Net Realized Gain (.88) (.22) (.07) (.21) (1.00)
$ Total Distributions (1.15) (.59) (.22) (.21) (1.33)
$ Net Asset Value, End of Period 13.97 11.77 12.03 10.54 12.35
% Total Return
(±)
28.64 2.78 16.26 (13.04) 12.66
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 395,942 335,410 347,563 320,684 377,463
Ratio to average net assets:
– – – – –
% Expenses, Gross 1.03 1.05 1.05 1.05 1.04
% Expenses, Net
(Ƃ)
.99 1.03 1.03 1.03 1.03
% Net Investment Income
(Ƃ)
1.79 1.91 1.96 2.04 1.78
% Portfolio Turnover Rate 36 27 32 33 32

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
54 International Developed Markets Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of December 31, 2025 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2025, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended December 31, 2025 and December 31, 2024, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to foreign currency gains or losses, reclassifications of dividends and/or differences in treatment of income from swaps. These adjustments have no impact on the net assets.
Advisory fees $ 282,960
Administrative fees 16,645
Transfer agent fees 1,464
Trustees' fees 1,878
$ 302,947
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 13,507 $ 122,564 $ 112,637 $ — $ 2 $ 23,436 $ 593 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 317,744,407 $ 86,259,030 $ (14,818,660) $ 71,440,370
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
Net Unrealized
Appreciation
(Depreciation)*
Other Book/Tax
Differences**
Post October
Losses
Deferred***
Total
Accumulated
Earnings
(Losses)
$ 2,862,148 $ 6,130,982 $ 71,565,977 $ — $ (356,868) $ 80,202 , 239
*
Includes Unrealized Appreciation/Depreciation on foreign currency.
**
Other Book/Tax Differences represent differences related to timing.
***
Post-October Losses represent certain ordinary, specific and/or capital losses incurred after October 31 of the previous year. These losses are deemed to arise on the first day of the funds' next taxable year.
December 31, 2025 December 31, 2024
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 16,216,701 $ 14,152,096 $ — $ 16,208,972 $ — $ —

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 55
At December 31, 2025, there were no adjustments made to the Statement of Assets and Liabilities.
Total distributable earnings (losses)
$ —
Additional paid-in capital
—
Federal Income Taxes, continued

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
56 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 84.3%
Asset-Backed Securities - 6.7%
Audax Senior Debt CLO LLC
Series 2025-12A Class B
5.607% due 04/22/37 (CME Term
SOFR 3 Month + 1.750%)(Ê)(Þ) 1,770 1,769
BRAVO Residential Funding Trust
Series 2024-CES2 Class A1A
5.549% due 09/25/54 (~)(Ê)(Þ) 504 508
Series 2025-CES1 Class A1A
5.703% due 02/25/55 (~)(Ê)(Þ) 4,059 4,096
Business Jet Securities LLC
Series 2024-2A Class A
5.364% due 09/15/39 (Þ) 814 820
Churchill Middle Market CLO LLC
Series 2025-1A Class BR
5.584% due 04/20/38 (CME Term
SOFR 3 Month + 1.700%)(Ê)(Þ) 1,670 1,669
CLI Funding LLC
Series 2024-1A Class A
5.630% due 07/20/49 (Þ) 1,130 1,136
Conseco Financial Corp.
Series 1998-2 Class M1
6.940% due 12/01/28 (~)(Ê) 291 294
Countrywide Asset-Backed Certificates
Trust
Series 2007-4 Class A4W
4.277% due 04/25/47 (~)(Ê) 1,371 1,322
Ellington Financial Mortgage Trust
Series 2024-CES1 Class A1
5.522% due 01/26/60 (~)(Ê)(Þ) 1,298 1,307
FIGRE Trust
Series 2023-HE2 Class B
7.688% due 05/25/53 (~)(Ê)(Þ) 349 363
Series 2024-HE1 Class A
6.165% due 03/25/54 (~)(Ê)(Þ) 1,544 1,574
Series 2024-HE2 Class A
6.380% due 05/25/54 (~)(Ê)(Þ) 1,565 1,597
Series 2024-HE4 Class A
5.056% due 09/25/54 (~)(Ê)(Þ) 900 903
Series 2024-HE6 Class A
5.724% due 12/25/54 (~)(Ê)(Þ) 1,253 1,264
Series 2024-SL1 Class A1
5.748% due 07/25/53 (~)(Ê)(Þ) 1,962 1,982
Series 2025-HE2 Class A
5.775% due 03/25/55 (~)(Ê)(Þ) 1,741 1,760
Series 2025-HE5 Class A
5.285% due 08/25/55 (~)(Ê)(Þ) 918 921
Series 2025-HE6 Class A
5.044% due 09/25/55 (~)(Ê)(Þ) 976 972
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
6.065% due 08/21/31 (USD 1 Month
SOFR + 2.000%)(Ê) 325 315
JPMorgan Mortgage Trust
Series 2024-HE2 Class A1
5.118% due 10/20/54 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 1,045 1,043
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2024-HE3 Class A1
5.118% due 02/25/55 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 411 410
Series 2025-CES1 Class A1
5.666% due 05/25/55 (~)(Ê)(Þ) 635 640
Series 2025-CES2 Class A1
5.592% due 06/25/55 (~)(Ê)(Þ) 1,983 1,995
Series 2025-CES5 Class A1A
5.136% due 02/25/56 (~)(Ê)(Þ) 963 967
Series 2025-HE1 Class A1
5.068% due 07/20/55 (SOFR 30 Day
Average + 1.150%)(Ê)(Þ) 2,361 2,358
Series 2025-HE1 Class M1
5.318% due 07/20/55 (SOFR 30 Day
Average + 1.400%)(Ê)(Þ) 2,200 2,202
Series 2025-HE2 Class A1
5.158% due 11/20/55 (SOFR 30 Day
Average + 1.250%)(Ê)(Þ) 2,119 2,116
OneSky Loan Trust
Series A Class A
3.875% due 01/15/31 1,829 1,767
Option One Mortgage Loan Trust
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 170 168
RCKT Mortgage Trust
Series 2023-CES2 Class A1A
6.808% due 09/25/43 (~)(Ê)(Þ) 436 439
Series 2024-CES1 Class A1A
6.025% due 02/25/44 (~)(Ê)(Þ) 729 735
Series 2024-CES2 Class A1A
6.141% due 04/25/44 (~)(Ê)(Þ) 988 998
Series 2024-CES3 Class A1A
6.591% due 05/25/44 (~)(Ê)(Þ) 772 783
Series 2024-CES5 Class A1A
5.846% due 08/25/44 (~)(Ê)(Þ) 656 661
Series 2024-CES6 Class A1A
5.344% due 09/25/44 (~)(Ê)(Þ) 853 855
Series 2024-CES9 Class A1A
5.582% due 12/25/44 (~)(Ê)(Þ) 2,679 2,702
Series 2025-CES2 Class A1A
5.503% due 02/25/55 (~)(Ê)(Þ) 2,885 2,909
Series 2025-CES4 Class A1A
5.811% due 04/25/55 (~)(Ê)(Þ) 2,450 2,484
Saluda Grade Alternative Mortgage
Trust
Series 2023-FIG3 Class A
7.067% due 08/25/53 (~)(Ê)(Þ) 1,054 1,088
Series 2023-FIG4 Class A
6.718% due 11/25/53 (~)(Ê)(Þ) 600 622
Series 2024-FIG5 Class A
6.255% due 04/25/54 (~)(Ê)(Þ) 1,931 1,977
Series 2025-LOC4 Class A1A
5.704% due 06/25/55 (SOFR 30 Day
Average + 1.750%)(Ê)(Þ) 2,453 2,460
Towd Point Mortgage Trust
Series 2023-CES1 Class A1A
6.750% due 07/25/63 (~)(Ê)(Þ) 1,069 1,074
Series 2023-CES2 Class A1A
7.294% due 10/25/63 (~)(Ê)(Þ) 755 763

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 57
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
58,788
Corporate Bonds and Notes - 26.1%
Consumer Discretionary - 3.7%
American Airlines Pass-Through Trust
4.900% due 11/11/39 2,900 2,878
Series AA Class AA
3.650% due 08/15/30 473 463
Aptiv Swiss Holdings, Ltd.
4.150% due 05/01/52 440 339
6.875% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.385%)(Ê) 154 160
Bath & Body Works, Inc.
6.950% due 03/01/33 234 232
Best Buy Co., Inc.
1.950% due 10/01/30 420 378
BorgWarner, Inc.
5.400% due 08/15/34 225 232
Carnival Corp.
4.000% due 08/01/28 (Þ) 1,110 1,092
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp.
3.700% due 04/01/51 230 145
5.250% due 04/01/53 420 332
Series WI
3.750% due 02/15/28 1,378 1,359
4.200% due 03/15/28 420 418
Comcast Corp.
Series WI
2.937% due 11/01/56 630 354
Cummins, Inc.
5.450% due 02/20/54 500 492
FactSet Research Systems, Inc.
2.900% due 03/01/27 1,065 1,049
Ferguson Finance PLC
4.250% due 04/20/27 (Þ) 1,089 1,089
Ford Motor Credit Co. LLC
7.122% due 11/07/33 509 547
Fox Corp.
Series WI
4.709% due 01/25/29 1,183 1,198
General Motors Financial Co., Inc.
5.800% due 06/23/28 1,108 1,148
Genuine Parts Co.
6.500% due 11/01/28 1,065 1,126
HNI Corp.
5.125% due 01/18/29 (Þ) 193 189
Home Depot, Inc. (The)
4.500% due 12/06/48 906 783
3.350% due 04/15/50 785 554
Hyatt Hotels Corp.
4.375% due 09/15/28 565 566
Hyundai Capital America
2.375% due 10/15/27 (Þ) 520 504
1.800% due 01/10/28 (Þ) 360 343
Kohl's Corp.
5.125% due 05/01/31 339 297
Las Vegas Sands Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.900% due 08/08/29 616 600
Lowe's Cos., Inc.
3.000% due 10/15/50 200 127
Macy's Retail Holdings LLC
4.500% due 12/15/34 148 134
5.125% due 01/15/42 132 108
4.300% due 02/15/43 76 55
Mattel, Inc.
3.750% due 04/01/29 (Þ) 1,331 1,298
Meritage Homes Corp.
3.875% due 04/15/29 (Þ) 1,039 1,020
Newell Brands, Inc.
7.375% due 04/01/36 352 331
7.500% due 04/01/46 185 155
Nissan Motor Acceptance Co. LLC
6.950% due 09/15/26 (Þ) 679 687
Nordstrom, Inc.
4.000% due 03/15/27 69 69
5.000% due 01/15/44 327 246
Series WI
4.250% due 08/01/31 354 328
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 374 330
4.625% due 04/06/31 (Þ) 119 98
Royal Caribbean Cruises, Ltd.
7.500% due 10/15/27 102 108
3.700% due 03/15/28 87 86
Southwest Airlines Co.
5.250% due 11/15/35 430 421
Time Warner Cable LLC
5.500% due 09/01/41 677 594
Travel + Leisure Co.
6.000% due 04/01/27 275 279
Under Armour , Inc.
3.250% due 06/15/26 195 194
United Airlines Pass-Through Trust
5.800% due 07/15/37 1,267 1,323
Series AA
4.150% due 02/25/33 1,913 1,876
2.700% due 11/01/33 497 454
United Airlines, Inc.
4.625% due 04/15/29 (Þ) 635 631
VF Corp.
6.450% due 11/01/37 466 446
WarnerMedia Holdings, Inc.
Series WI
4.279% due 03/15/32 55 45
Whirlpool Corp.
4.700% due 05/14/32 104 94
5.500% due 03/01/33 243 226
5.750% due 03/01/34 282 262
WMG Acquisition Corp.
3.875% due 07/15/30 (Þ) 1,240 1,188
Yum! Brands, Inc.
6.875% due 11/15/37 16 18
5.350% due 11/01/43 311 301
32,399

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
58 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Consumer Staples - 2.2%
Albertsons Cos., Inc. / Safeway, Inc.
/ New Albertsons, LP / Albertson's
LLC
5.875% due 02/15/28 (Þ) 160 161
3.500% due 03/15/29 (Þ) 50 48
Altria Group, Inc.
4.800% due 02/14/29 633 644
5.375% due 01/31/44 643 621
Avery Dennison Corp.
4.875% due 12/06/28 653 668
Coca-Cola Co. (The)
2.600% due 06/01/50 420 260
Conagra Brands, Inc.
1.375% due 11/01/27 1,401 1,332
Constellation Brands, Inc.
3.600% due 02/15/28 1,057 1,047
Coty, Inc. / HFC Prestige Products,
Inc. / HFC Prestige International
US LLC
4.750% due 01/15/29 (Þ) 430 424
Flowers Foods, Inc.
2.400% due 03/15/31 592 523
General Mills, Inc.
5.500% due 10/17/28 1,226 1,272
Haleon US Capital LLC
Series WI
3.375% due 03/24/29 808 789
Keurig Dr Pepper, Inc.
3.950% due 04/15/29 1,317 1,302
Kraft Heinz Foods Co.
4.625% due 01/30/29 619 627
Kroger Co. (The)
5.400% due 07/15/40 1,014 1,012
5.500% due 09/15/54 670 639
Mars, Inc.
5.000% due 03/01/32 (Þ) 150 155
5.200% due 03/01/35 (Þ) 590 606
5.700% due 05/01/55 (Þ) 460 459
5.800% due 05/01/65 (Þ) 290 291
Molson Coors Beverage Co.
4.200% due 07/15/46 784 630
Philip Morris International, Inc.
5.750% due 11/17/32 1,030 1,100
6.375% due 05/16/38 1,149 1,282
Safeway, Inc.
7.250% due 02/01/31 200 217
Smithfield Foods, Inc.
5.200% due 04/01/29 (Þ) 848 859
3.000% due 10/15/30 (Þ) 520 479
Tyson Foods, Inc.
4.350% due 03/01/29 1,242 1,245
United Rentals North America, Inc.
3.875% due 11/15/27 97 96
18,788
Energy - 2.6%
Antero Resources Corp.
5.375% due 03/01/30 (Þ) 424 430
BP Capital Markets America, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.939% due 06/04/51 1,160 740
Buckeye Partners, LP
3.950% due 12/01/26 372 368
4.125% due 12/01/27 260 257
5.850% due 11/15/43 46 43
5.600% due 10/15/44 47 43
Cameron LNG LLC
2.902% due 07/15/31 (Þ) 711 657
Columbia Pipelines Holding Co. LLC
6.042% due 08/15/28 (Þ) 633 658
Columbia Pipelines Operating Co. LLC
6.497% due 08/15/43 (Þ) 241 255
Coterra Energy, Inc.
Series WI
4.375% due 03/15/29 1,246 1,250
DCP Midstream Operating, LP
5.600% due 04/01/44 395 382
DT Midstream, Inc.
4.125% due 06/15/29 (Þ) 859 848
Enbridge Energy Partners, LP
7.375% due 10/15/45 484 561
Energy Transfer, LP
5.550% due 02/15/28 1,060 1,088
5.000% due 05/15/50 780 654
Enterprise Products Operating LLC
5.375% due 02/15/78 (CME Term
SOFR 3 Month + 2.832%)(Ê) 825 820
EQT Corp.
3.900% due 10/01/27 1,329 1,323
Expand Energy Corp.
4.750% due 02/01/32 673 665
Exxon Mobil Corp.
3.452% due 04/15/51 230 165
Global Marine, Inc.
7.000% due 06/01/28 151 148
Kinder Morgan Energy Partners, LP
5.400% due 09/01/44 725 686
Marathon Petroleum Corp.
Series WI
3.800% due 04/01/28 620 617
Midwest Connector Capital Co. LLC
4.625% due 04/01/29 (Þ) 854 854
MPLX, LP
4.000% due 03/15/28 1,849 1,846
Murphy Oil Corp.
5.875% due 12/01/42 163 141
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 553 643
Oceaneering International, Inc.
6.000% due 02/01/28 194 196
ONEOK, Inc.
4.550% due 07/15/28 1,112 1,122
5.650% due 11/01/28 470 488
6.100% due 11/15/32 355 380
Rockies Express Pipeline LLC
4.950% due 07/15/29 (Þ) 100 100
4.800% due 05/15/30 (Þ) 100 98
7.500% due 07/15/38 (Þ) 99 108

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 59
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.875% due 04/15/40 (Þ) 190 196
Targa Resources Corp.
6.150% due 03/01/29 726 764
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/37 608 715
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 854 844
Topaz Solar Farms LLC
5.750% due 09/30/39 (Þ) 176 177
Transocean International, Ltd.
7.500% due 04/15/31 118 112
6.800% due 03/15/38 329 283
Valero Energy Corp.
4.350% due 06/01/28 15 15
Western Midstream Operating, LP
4.500% due 03/01/28 572 574
6.350% due 01/15/29 662 697
23,011
Financial Services - 7.9%
200 Park Funding Trust
5.740% due 02/15/55 (Þ) 530 527
Aegon , Ltd.
5.500% due 04/11/48 (USD 6 Month
SOFR + 3.540%)(Ê) 806 815
Air Lease Corp.
2.100% due 09/01/28 915 862
Aircastle , Ltd.
2.850% due 01/26/28 (Þ) 1,007 978
5.950% due 02/15/29 (Þ) 1,160 1,207
Ally Financial, Inc.
6.992% due 06/13/29 (SOFR +
3.260%)(Ê) 788 831
American Tower Corp.
5.500% due 03/15/28 725 746
Aon North America, Inc.
5.750% due 03/01/54 445 444
Ares Capital Corp.
2.875% due 06/15/28 1,295 1,238
Athene Holding, Ltd.
3.450% due 05/15/52 1,470 930
AXIS Specialty Finance PLC
4.000% due 12/06/27 915 914
Bank of America Corp.
5.819% due 09/15/29 (SOFR +
1.570%)(Ê) 395 412
2.687% due 04/22/32 (SOFR +
1.320%)(Ê) 1,250 1,146
Series MTN
3.824% due 01/20/28 (CME Term
SOFR 3 Month + 1.837%)(Ê) 170 170
2.972% due 02/04/33 (SOFR +
1.330%)(Ê) 750 686
Bank of Montreal
3.803% due 12/15/32 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.432%)(Ê) 1,318 1,303
Bank of Nova Scotia (The)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 717 699
Berkshire Hathaway Finance Corp.
2.850% due 10/15/50 880 567
Blackstone Holdings Finance Co. LLC
2.550% due 03/30/32 (Þ) 510 452
Block Financial LLC
2.500% due 07/15/28 608 580
Blue Owl Capital Corp.
2.875% due 06/11/28 994 939
Brandywine Operating Partnership, LP
3.950% due 11/15/27 300 294
8.300% due 03/15/28 8 8
Brown & Brown, Inc.
4.500% due 03/15/29 841 843
5.250% due 06/23/32 130 133
5.550% due 06/23/35 180 185
6.250% due 06/23/55 190 198
Capital One Financial Corp.
6.312% due 06/08/29 (SOFR +
2.640%)(Ê) 1,202 1,262
6.377% due 06/08/34 (SOFR +
2.860%)(Ê) 425 459
Citigroup, Inc.
3.980% due 03/20/30 (CME Term
SOFR 3 Month + 1.600%)(Ê) 1,282 1,270
2.666% due 01/29/31 (SOFR +
1.146%)(Ê) 555 520
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 695 631
5.449% due 06/11/35 (SOFR +
1.447%)(Ê) 785 812
CNO Financial Group, Inc.
5.250% due 05/30/29 681 691
Constellation Insurance, Inc.
6.800% due 01/24/30 (Þ) 195 196
Corebridge Financial, Inc.
Series WI
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 994 1,017
Credit Agricole SA
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.644%)(Ê)(Þ) 1,115 1,103
Diversified Healthcare Trust
4.750% due 02/15/28 210 203
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 331 364
EPR Properties Co.
4.500% due 06/01/27 729 730
Equifax, Inc.
5.100% due 06/01/28 1,274 1,302
3.100% due 05/15/30 405 383
2.350% due 09/15/31 640 569
Equinix , Inc.
3.900% due 04/15/32 670 644

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
60 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
F&G Annuities & Life, Inc.
Series WI
7.400% due 01/13/28 807 845
FS KKR Capital Corp.
3.125% due 10/12/28 660 609
Genworth Holdings, Inc.
6.500% due 06/15/34 186 190
Global Net Lease, Inc.
4.500% due 09/30/28 (Þ) 454 445
GLP Capital, LP / GLP Financing II,
Inc.
5.300% due 01/15/29 878 893
Goldman Sachs Group, Inc. (The)
3.102% due 02/24/33 (SOFR +
1.410%)(Ê) 490 451
5.536% due 01/28/36 (SOFR +
1.380%)(Ê) 610 633
4.939% due 10/21/36 (SOFR +
1.330%)(Ê) 510 506
Highwoods Realty, LP
4.125% due 03/15/28 1,064 1,054
Hudson Pacific Properties, LP
3.950% due 11/01/27 36 34
5.950% due 02/15/28 99 98
4.650% due 04/01/29 257 238
3.250% due 01/15/30 107 91
Intercontinental Exchange, Inc.
3.000% due 06/15/50 265 174
JPMorgan Chase & Co.
3.782% due 02/01/28 (CME Term
SOFR 3 Month + 1.599%)(Ê) 540 539
5.012% due 01/23/30 (SOFR +
1.310%)(Ê) 685 702
4.255% due 10/22/31 (SOFR +
0.930%)(Ê) 280 279
2.580% due 04/22/32 (CME Term
SOFR 3 Month + 1.250%)(Ê) 630 576
5.502% due 01/24/36 (SOFR +
1.315%)(Ê) 600 628
4.810% due 10/22/36 (SOFR +
1.190%)(Ê) 680 676
KeyBank National Association
5.000% due 01/26/33 890 899
Kilroy Realty, LP
4.750% due 12/15/28 1,054 1,059
LPL Holdings, Inc.
4.000% due 03/15/29 (Þ) 1,129 1,110
M&T Bank Corp.
7.413% due 10/30/29 (SOFR +
2.800%)(Ê) 583 632
Manufacturers & Traders Trust Co.
4.700% due 01/27/28 1,370 1,389
Morgan Stanley
2.943% due 01/21/33 (SOFR +
1.290%)(Ê) 405 370
3.217% due 04/22/42 (SOFR +
1.485%)(Ê) 325 254
Series I
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.892% due 10/22/36 (SOFR +
1.314%)(Ê) 450 446
Series MTN
5.424% due 07/21/34 (SOFR +
1.880%)(Ê) 750 780
Nuveen LLC
4.000% due 11/01/28 (Þ) 295 295
Oaktree Specialty Lending Corp.
7.100% due 02/15/29 1,020 1,051
Omega Healthcare Investors, Inc.
3.625% due 10/01/29 856 828
3.375% due 02/01/31 310 290
Peachtree Corners Funding Trust II
6.012% due 05/15/35 (Þ) 330 347
PNC Financial Services Group, Inc.
(The)
5.676% due 01/22/35 (SOFR +
1.902%)(Ê) 215 227
Prospect Capital Corp.
3.437% due 10/15/28 391 347
Protective Life Corp.
5.350% due 12/15/35 (Þ) 640 648
Prudential Financial, Inc.
4.500% due 09/15/47 (USD 3 Month
SOFR + 2.380%)(Ê) 1,023 1,012
Raymond James Financial, Inc.
4.900% due 09/11/35 605 602
5.650% due 09/11/55 513 503
Realty Income Corp.
2.850% due 12/15/32 540 485
S&P Global, Inc.
2.300% due 08/15/60 360 182
Series WI
3.900% due 03/01/62 110 82
Sabra Health Care, LP
3.200% due 12/01/31 445 407
Sammons Financial Group, Inc.
4.450% due 05/12/27 (Þ) 605 605
Santander Holdings USA, Inc.
6.499% due 03/09/29 (SOFR +
2.356%)(Ê) 574 598
Series WI
4.400% due 07/13/27 180 181
Service Properties Trust
4.950% due 10/01/29 319 276
4.375% due 02/15/30 300 254
Simon Property Group, LP
1.750% due 02/01/28 265 254
3.250% due 09/13/49 950 655
Sixth Street Specialty Lending, Inc.
6.950% due 08/14/28 846 887
Synchrony Bank
5.625% due 08/23/27 555 566
Synchrony Financial
3.950% due 12/01/27 612 609
5.150% due 03/19/29 472 478
Synovus Financial Corp.
5.625% due 02/15/28 1,019 1,040

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 61
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Truist Financial Corp.
Series MTN
4.873% due 01/26/29 (SOFR +
1.435%)(Ê) 505 513
1.887% due 06/07/29 (SOFR +
0.862%)(Ê) 475 451
Unum Group
4.046% due 08/15/41 (Þ) 550 446
4.500% due 12/15/49 170 137
US Bancorp
4.653% due 02/01/29 (SOFR +
1.230%)(Ê) 1,025 1,038
5.678% due 01/23/35 (SOFR +
1.860%)(Ê) 425 449
Valley National Bancorp
3.000% due 06/15/31 (CME Term
SOFR 3 Month + 2.360%)(Ê) 209 196
Vornado Realty, LP
2.150% due 06/01/26 45 44
3.400% due 06/01/31 279 254
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
SOFR + 2.084%)(Ê) 944 892
Webster Financial Corp.
4.100% due 03/25/29 1,267 1,246
Wells Fargo & Co.
5.198% due 01/23/30 (SOFR +
1.500%)(Ê) 650 669
5.389% due 04/24/34 (SOFR +
2.020%)(Ê) 1,370 1,424
Western Alliance Bancorp
3.000% due 06/15/31 (CME Term
SOFR 3 Month + 2.250%)(Ê) 202 195
Zions Bancorp NA
3.250% due 10/29/29 366 345
68,871
Health Care - 1.5%
AbbVie, Inc.
5.400% due 03/15/54 235 229
Series WI
3.200% due 11/21/29 265 257
4.250% due 11/21/49 685 565
Alcon Finance Corp.
3.000% due 09/23/29 (Þ) 1,381 1,324
Amgen, Inc.
5.150% due 03/02/28 405 414
4.200% due 02/22/52 200 159
Biogen, Inc.
6.450% due 05/15/55 100 105
Bristol-Myers Squibb Co.
2.550% due 11/13/50 555 329
5.550% due 02/22/54 370 364
Series WI
3.900% due 02/20/28 212 212
Cardinal Health, Inc.
4.900% due 09/15/45 275 248
Centene Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.450% due 07/15/28 800 749
3.000% due 10/15/30 1,010 904
CVS Health Corp.
4.300% due 03/25/28 15 15
4.250% due 04/01/50 1,210 936
Elevance Health, Inc.
4.750% due 02/15/30 215 219
5.200% due 02/15/35 570 582
HCA, Inc.
5.625% due 09/01/28 1,018 1,049
5.750% due 03/01/35 530 556
Series WI
3.625% due 03/15/32 585 553
Merck & Co., Inc.
2.750% due 12/10/51 630 391
Pfizer Investment Enterprises Pte., Ltd.
4.750% due 05/19/33 540 546
Pfizer, Inc.
2.550% due 05/28/40 330 243
Royalty Pharma PLC
Series WI
1.750% due 09/02/27 535 515
Tenet Healthcare Corp.
6.875% due 11/15/31 171 187
Toledo Hospital (The)
4.982% due 11/15/45 125 104
6.015% due 11/15/48 359 344
UnitedHealth Group, Inc.
5.875% due 02/15/53 880 888
6.050% due 02/15/63 405 414
13,401
Materials and Processing - 0.7%
Celanese US Holdings LLC
7.050% due 11/15/30 482 507
6.879% due 07/15/32 94 98
7.200% due 11/15/33 388 410
H.B. Fuller Co.
4.000% due 02/15/27 223 223
Huntsman International LLC
4.500% due 05/01/29 328 314
2.950% due 06/15/31 150 126
5.700% due 10/15/34 105 95
International Flavors & Fragrances, Inc.
1.832% due 10/15/27 (Þ) 1,442 1,383
2.300% due 11/01/30 (Þ) 685 618
Louisiana-Pacific Corp.
3.625% due 03/15/29 (Þ) 453 440
LYB International Finance III LLC
5.125% due 01/15/31 180 181
5.875% due 01/15/36 530 528
3.800% due 10/01/60 1,163 726
Sealed Air Corp.
6.875% due 07/15/33 (Þ) 174 183
United States Steel Corp.
6.650% due 06/01/37 180 190
6,022
Producer Durables - 1.5%
Avnet, Inc.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
62 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.250% due 03/15/28 1,030 1,067
Caterpillar, Inc.
5.200% due 05/15/35 700 727
Entegris , Inc.
4.750% due 04/15/29 (Þ) 1,225 1,228
Flowserve Corp.
3.500% due 10/01/30 265 253
Fluor Corp.
4.250% due 09/15/28 312 310
GFL Environmental, Inc.
3.500% due 09/01/28 (Þ) 622 611
6.750% due 01/15/31 (Þ) 177 185
Honeywell International, Inc.
4.500% due 01/15/34 395 391
Huntington Ingalls Industries, Inc.
Series WI
3.483% due 12/01/27 1,102 1,090
Jacobs Engineering Group, Inc.
5.900% due 03/01/33 802 845
Kirby Corp.
4.200% due 03/01/28 1,052 1,052
Lennox International, Inc.
5.500% due 09/15/28 431 445
Masco Corp.
1.500% due 02/15/28 1,373 1,299
Nordson Corp.
5.600% due 09/15/28 528 547
Penske Truck Leasing Co., LP / PTL
Finance Corp.
6.200% due 06/15/30 (Þ) 510 544
Republic Services, Inc.
5.000% due 04/01/34 340 349
RTX Corp.
4.125% due 11/16/28 980 983
Waste Management, Inc.
4.625% due 02/15/33 575 583
Westinghouse Air Brake Technologies
Corp.
4.700% due 09/15/28 640 648
XPO CNW, Inc.
6.700% due 05/01/34 83 88
13,245
Technology - 2.6%
Apple, Inc.
3.000% due 06/20/27 735 729
Belo Corp.
7.750% due 06/01/27 130 136
7.250% due 09/15/27 52 54
Booz Allen Hamilton, Inc.
4.000% due 07/01/29 (Þ) 1,307 1,279
CDW LLC / CDW Finance Corp.
3.250% due 02/15/29 893 860
Crane NXT Co.
6.550% due 11/15/36 65 70
4.200% due 03/15/48 265 170
Fiserv, Inc.
3.500% due 07/01/29 445 432
Flex, Ltd.
5.375% due 11/13/35 170 170
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Foundry JV Holdco LLC
6.100% due 01/25/36 (Þ) 1,235 1,293
Gartner, Inc.
3.750% due 10/01/30 (Þ) 458 435
Hewlett Packard Enterprise Co.
5.000% due 10/15/34 425 422
5.600% due 10/15/54 440 408
Intuit, Inc.
5.200% due 09/15/33 510 533
5.500% due 09/15/53 325 320
Jabil, Inc.
3.600% due 01/15/30 510 494
Kyndryl Holdings, Inc.
6.350% due 02/20/34 375 398
Marvell Technology, Inc.
5.950% due 09/15/33 215 230
5.450% due 07/15/35 240 247
Series *
4.875% due 06/22/28 325 330
Meta Platforms, Inc.
5.400% due 08/15/54 505 470
5.750% due 11/15/65 690 659
Series .
5.625% due 11/15/55 880 846
Motorola Solutions, Inc.
4.600% due 05/23/29 1,625 1,644
2.300% due 11/15/30 225 204
MSCI, Inc.
4.000% due 11/15/29 (Þ) 976 956
NetApp, Inc.
2.700% due 06/22/30 555 517
5.700% due 03/17/35 469 491
News Corp.
3.875% due 05/15/29 (Þ) 627 608
Oracle Corp.
3.250% due 11/15/27 950 930
2.300% due 03/25/28 1,349 1,287
2.875% due 03/25/31 630 565
5.200% due 09/26/35 340 326
3.950% due 03/25/51 215 142
5.950% due 09/26/55 651 578
Roper Technologies, Inc.
2.950% due 09/15/29 1,382 1,321
Seagate Data Storage Technology Pte ,
Ltd.
4.091% due 06/01/29 (Þ) 191 187
VMware LLC
1.800% due 08/15/28 929 879
Western Digital Corp.
2.850% due 02/01/29 764 731
22,351
Utilities - 3.4%
Alliant Energy Finance LLC
5.950% due 03/30/29 (Þ) 678 709
Ameren Illinois Co.
3.800% due 05/15/28 385 384
American Water Capital Corp.
5.700% due 09/01/55 173 173

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 63
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
AT&T, Inc.
4.250% due 03/01/27 535 536
4.550% due 11/01/32 306 304
4.900% due 11/01/35 567 560
3.650% due 06/01/51 980 689
3.850% due 06/01/60 552 379
Avangrid , Inc.
3.800% due 06/01/29 511 504
Berkshire Hathaway Energy Co.
6.125% due 04/01/36 618 671
Brooklyn Union Gas Co. (The)
3.865% due 03/04/29 (Þ) 885 873
CenterPoint Energy Houston Electric
LLC
Series K2
6.950% due 03/15/33 586 665
CMS Energy Corp.
4.750% due 06/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.116%)(Ê) 1,348 1,324
DTE Electric Co.
Series A
1.900% due 04/01/28 275 264
DTE Energy Co.
Series C
3.400% due 06/15/29 545 530
Duke Energy Carolinas LLC
2.450% due 08/15/29 750 710
Duke Energy Progress LLC
3.450% due 03/15/29 505 497
Edison International
5.250% due 11/15/28 754 764
FirstEnergy Pennsylvania Electric Co.
4.300% due 01/15/29 (Þ) 781 781
Frontier Florida LLC
Series E
6.860% due 02/01/28 97 101
Frontier North, Inc.
Series G
6.730% due 02/15/28 21 22
Indianapolis Power & Light Co.
5.700% due 04/01/54 (Þ) 500 497
ITC Holdings Corp.
4.950% due 09/22/27 (Þ) 519 526
Lumen Technologies, Inc.
Series P
7.600% due 09/15/39 98 95
NextEra Energy Capital Holdings, Inc.
3.800% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.547%)(Ê) 978 959
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 1,241 1,199
Oglethorpe Power Corp.
Series WI
3.750% due 08/01/50 750 537
Pacific Gas and Electric Co.
Series WI
3.300% due 12/01/27 1,336 1,314
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
PacifiCorp
3.500% due 06/15/29 290 282
7.375% due 09/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.319%)(Ê) 166 169
Public Service Enterprise Group, Inc.
5.875% due 10/15/28 865 903
Sempra
3.700% due 04/01/29 695 684
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 573 563
Southern California Edison Co.
2.250% due 06/01/30 932 846
Southern Co. (The)
5.113% due 08/01/27 603 613
Sprint Capital Corp.
6.875% due 11/15/28 1,167 1,253
System Energy Resources, Inc.
6.000% due 04/15/28 557 578
T-Mobile USA, Inc.
4.950% due 03/15/28 375 382
3.375% due 04/15/29 138 135
5.750% due 01/15/34 613 649
Series WI
3.750% due 04/15/27 505 503
2.400% due 03/15/29 560 530
3.300% due 02/15/51 575 384
Verizon Communications, Inc.
3.550% due 03/22/51 1,615 1,149
5.875% due 11/30/55 350 346
Series WI
4.272% due 01/15/36 554 519
Virginia Electric and Power Co.
5.550% due 08/15/54 215 209
Vistra Operations Co. LLC
4.300% due 07/15/29 (Þ) 2,487 2,469
29,733
227,821
International Debt - 13.2%
ACWA Power Management and
Investments One, Ltd.
5.950% due 12/15/39 (Þ) 234 240
Adani Ports & Special Economic Zone,
Ltd.
4.375% due 07/03/29 (Þ) 1,147 1,111
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
5.100% due 01/19/29 450 460
3.300% due 01/30/32 580 537
Africa Finance Corp.
4.375% due 04/17/26 (Þ) 393 392
Allianz SE
6.350% due 09/06/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.232%)(Ê)(Þ) 600 644
America Movil SAB de CV
3.625% due 04/22/29 1,273 1,245

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
64 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ares CLO, Ltd.
Series 2024-ALF8 Class A1
5.115% due 01/24/38 (CME Term
SOFR 3 Month + 1.250%)(Ê)(Þ) 550 550
Australia and New Zealand Banking
Group, Ltd.
2.570% due 11/25/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.700%)(Ê)(Þ) 650 584
Avolon Holdings Funding, Ltd.
2.750% due 02/21/28 (Þ) 520 504
Bain Capital Credit CLO, Ltd.
Series 2025-4A Class A1
5.099% due 01/17/39 (CME Term
SOFR 3 Month + 1.240%)(Ê)(Þ) 1,000 1,000
Series 2025-4A Class D1
6.459% due 01/17/39 (CME Term
SOFR 3 Month + 2.600%)(Ê)(Þ) 1,750 1,750
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 720 716
Banco Santander SA
3.490% due 05/28/30 600 578
Bangkok Bank PCL
9.025% due 03/15/29 (Þ) 858 962
Barclays PLC
6.490% due 09/13/29 (SOFR +
2.220%)(Ê) 775 819
5.088% due 06/20/30 (USD 3 Month
SOFR + 3.054%)(Ê) 1,132 1,151
6.224% due 05/09/34 (SOFR +
2.980%)(Ê) 1,095 1,178
Barings CLO, Ltd.
Series 2025-1A Class A
5.014% due 04/20/38 (CME Term
SOFR 3 Month + 1.130%)(Ê)(Þ) 1,400 1,400
BAT Capital Corp.
Series WI
4.540% due 08/15/47 640 532
Bellemeade Re, Ltd.
Series 2023-1 Class M1A
6.074% due 10/25/33 (SOFR 30 Day
Average + 2.200%)(Ê)(Þ) 490 491
Bimbo Bakeries USA, Inc.
6.050% due 01/15/29 (Þ) 686 716
BNP Paribas SA
4.625% due 03/13/27 (Þ) 1,318 1,323
5.497% due 05/20/30 (SOFR +
1.590%)(Ê)(Þ) 1,095 1,133
Bombardier, Inc.
7.450% due 05/01/34 (Þ) 169 189
British Airways Pass-Through Trust
Series 2018-1 Class AA
3.800% due 03/20/33 (Þ) 466 456
Brookfield Asset Management, Ltd.
6.077% due 09/15/55 257 263
Brookfield Finance, Inc.
4.700% due 09/20/47 872 754
Canadian Natural Resources, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.850% due 02/01/35 661 689
Canadian Pacific Railway Co.
6.125% due 09/15/15 656 657
Cellnex Telecom SA
3.875% due 07/07/41 (Þ) 650 516
Celulosa Arauco y Constitucion SA
4.250% due 04/30/29 (Þ) 502 488
Series WI
3.875% due 11/02/27 834 824
Cencosud SA
4.375% due 07/17/27 (Þ) 1,172 1,172
Cenovus Energy, Inc.
2.650% due 01/15/32 984 874
Credit Agricole SA
3.250% due 01/14/30 (Þ) 750 713
Daimler Truck Finance North America
LLC
5.375% due 01/18/34 (Þ) 580 592
Danske Bank A/S
5.705% due 03/01/30 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.400%)(Ê)(Þ) 1,160 1,205
Deutsche Bank AG
4.469% due 12/10/31 (SOFR +
1.100%)(Ê) 370 369
3.729% due 01/14/32 (SOFR +
2.757%)(Ê) 1,056 998
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê) 276 277
Deutsche Telekom International
Finance BV
8.750% due 06/15/30 587 685
Diageo Capital PLC
5.625% due 10/05/33 650 692
Eagle Funding Luxco SARL
5.500% due 08/17/30 (Þ) 2,700 2,750
Eagle RE, Ltd.
Series 2021-2 Class M1C
7.324% due 04/25/34 (SOFR 30 Day
Average + 3.450%)(Ê)(Þ) 620 625
Series 2021-2 Class M2
8.124% due 04/25/34 (SOFR 30 Day
Average + 4.250%)(Ê)(Þ) 1,650 1,688
Element Fleet Management Corp.
6.319% due 12/04/28 (Þ) 665 701
EMD Finance LLC
4.625% due 10/15/32 (Þ) 330 331
5.000% due 10/15/35 (Þ) 550 553
Emera US Finance, LP
Series WI
2.639% due 06/15/31 856 774
Enbridge, Inc.
7.375% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.708%)(Ê) 424 436
Enel Finance International NV
7.750% due 10/14/52 (Þ) 820 997
Eni USA, Inc.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 65
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.300% due 11/15/27 1,009 1,067
Export-Import Bank of Korea
4.875% due 01/11/26 1,160 1,160
Flatiron CLO, Ltd.
Series 2024-4A Class A
5.235% due 01/15/38 (CME Term
SOFR 3 Month + 1.330%)(Ê)(Þ) 3,000 3,007
Series 2025-30A Class A1
5.065% due 04/15/38 (CME Term
SOFR 3 Month + 1.160%)(Ê)(Þ) 1,100 1,098
Fresenius Medical Care US Finance
III, Inc.
3.750% due 06/15/29 (Þ) 1,350 1,317
Gildan Activewear , Inc.
4.700% due 10/07/30 (Þ) 203 202
5.400% due 10/07/35 (Þ) 203 202
Glencore Funding LLC
5.634% due 04/04/34 (Þ) 650 679
5.893% due 04/04/54 (Þ) 320 319
Home RE, Ltd.
Series 2022-1 Class B1
12.874% due 10/25/34 (SOFR 30
Day Average + 9.000%)(Ê)(Þ) 1,430 1,608
HSBC Holdings PLC
7.390% due 11/03/28 (SOFR +
3.350%)(Ê) 600 634
5.286% due 11/19/30 (SOFR +
1.290%)(Ê) 325 335
Series **
7.625% due 05/17/32 669 747
ICICI Bank, Ltd.
3.800% due 12/14/27 (Þ) 599 594
Imperial Brands Finance PLC
3.875% due 07/26/29 (Þ) 1,299 1,273
6.375% due 07/01/55 (Þ) 740 756
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 892 878
4.875% due 01/14/48 (Þ) 524 417
InRetail Consumer
3.250% due 03/22/28 (Þ) 1,159 1,130
Kuwait International Government Bond
4.016% due 10/09/28 (Þ) 5,760 5,759
LG Energy Solution, Ltd.
5.750% due 09/25/28 (Þ) 1,227 1,270
Lloyds Banking Group PLC
5.985% due 08/07/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.480%)(Ê) 1,095 1,107
4.943% due 11/04/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.970%)(Ê) 1,368 1,353
Macquarie Airfinance Holdings, Ltd.
6.400% due 03/26/29 (Þ) 130 136
5.150% due 03/17/30 (Þ) 445 451
6.500% due 03/26/31 (Þ) 180 193
Macquarie Group, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.629% due 09/23/27 (SOFR +
0.910%)(Ê)(Þ) 2,865 2,813
Magnetite CLO, Ltd.
Series 2020-26A Class AR2
5.008% due 01/25/38 (CME Term
SOFR 3 Month + 1.150%)(Ê)(Þ) 1,410 1,409
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 139 153
Methanex Corp.
5.250% due 12/15/29 147 148
5.650% due 12/01/44 151 135
Mexico Generadora de Energia S de
RL de CV
5.500% due 12/06/32 (Þ) 726 737
Mexico Government International
Bond
5.375% due 03/22/33 1,698 1,682
Series 10
5.625% due 09/22/35 310 306
MF1, Ltd.
Series 2022-FL8 Class A
5.081% due 02/19/37 (CME Term
SOFR 1 Month + 1.350%)(Ê)(Þ) 2,119 2,118
MISC Capital Two Labuan, Ltd.
3.750% due 04/06/27 (Þ) 1,101 1,094
Mitsubishi UFJ Financial Group, Inc.
5.441% due 02/22/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.630%)(Ê) 835 873
National Australia Bank, Ltd.
2.332% due 08/21/30 (Þ) 810 734
NBK SPC, Ltd.
1.625% due 09/15/27 (SOFR +
1.050%)(Ê)(Þ) 667 654
Nissan Motor Co., Ltd.
4.345% due 09/17/27 (Þ) 298 293
4.810% due 09/17/30 (Þ) 38 36
Nokia Oyj
4.375% due 06/12/27 1,157 1,156
Oaktown Re, Ltd.
Series 2021-1A Class M1C
6.874% due 10/25/33 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 51 51
OCP CLO, Ltd.
Series 2021-22A Class AR
5.234% due 10/20/37 (CME Term
SOFR 3 Month + 1.350%)(Ê)(Þ) 1,600 1,602
Series 2025-45A Class D1
6.371% due 10/15/38 (CME Term
SOFR 3 Month + 2.500%)(Ê)(Þ) 1,300 1,300
Open Text Corp.
6.900% due 12/01/27 (Þ) 323 336
Petroleos Mexicanos
Series WI
5.950% due 01/28/31 476 461
6.700% due 02/16/32 2,891 2,883
Port of Newcastle Investments
Financing Pty, Ltd.
5.900% due 11/24/31 (Þ) 95 98

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
66 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Prosus NV
4.850% due 07/06/27 (Þ) 1,160 1,167
3.832% due 02/08/51 (Þ) 710 475
Radnor RE, Ltd.
Series 2021-2 Class M1B
7.574% due 11/25/31 (SOFR 30 Day
Average + 3.700%)(Ê)(Þ) 1,101 1,113
Series 2023-1 Class M1A
6.565% due 07/25/33 (SOFR 30 Day
Average + 2.700%)(Ê)(Þ) 355 356
Regatta XXVII Funding, Ltd.
Series 2024-1A Class A1
5.388% due 04/26/37 (CME Term
SOFR 3 Month + 1.530%)(Ê)(Þ) 1,000 1,002
Reliance Industries, Ltd.
3.667% due 11/30/27 (Þ) 633 627
Rogers Communications, Inc.
5.000% due 02/15/29 275 280
5.300% due 02/15/34 535 539
7.125% due 04/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.620%)(Ê) 510 539
5.250% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.590%)(Ê)(Þ) 439 439
Santos Finance, Ltd.
5.750% due 11/13/35 (Þ) 670 667
Scentre Group Trust 2
5.125% due 09/24/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.685%)(Ê)(Þ) 710 715
SMBC Aviation Capital Finance DAC
5.550% due 04/03/34 (Þ) 655 676
Societe Generale SA
5.634% due 01/19/30 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.750%)(Ê)(Þ) 747 771
2.889% due 06/09/32 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.300%)(Ê)(Þ) 598 541
Standard Chartered PLC
7.014% due 07/29/49 (USD 3 Month
SOFR + 1.460%)(Ê)(Þ) 195 206
Suncor Energy, Inc.
7.000% due 11/15/28 746 802
Suzano Austria GmbH
Series WI
6.000% due 01/15/29 749 771
Telecom Italia Capital SA
6.375% due 11/15/33 104 109
6.000% due 09/30/34 355 365
7.200% due 07/18/36 134 145
7.721% due 06/04/38 172 191
TELUS Corp.
Series ...
6.625% due 06/09/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.515%)(Ê) 480 480
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tesco PLC
6.150% due 11/15/37 (Þ) 623 649
Textainer Marine Containers VII, Ltd.
Series 2024-1A Class A
5.250% due 08/20/49 (Þ) 1,581 1,590
TransAlta Corp.
6.500% due 03/15/40 182 182
TransCanada Trust
5.600% due 03/07/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.986%)(Ê) 430 425
Transportadora de Gas Internacional
SA ESP
5.550% due 11/01/28 (Þ) 737 747
UBS Group AG
2.746% due 02/11/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 600 537
UniCredit SpA
7.296% due 04/02/34 (USD ICE
Swap Rate NY 5 Year Rate +
4.914%)(Ê)(Þ) 491 526
United Utilities PLC
6.875% due 08/15/28 800 852
UPM- Kymmene Oyj
7.450% due 11/26/27 (Þ) 699 739
Var Energi ASA
7.500% due 01/15/28 (Þ) 788 834
8.000% due 11/15/32 (Þ) 268 307
Videotron, Ltd.
3.625% due 06/15/29 (Þ) 478 465
Vodafone Group PLC
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 4.873%)(Ê) 699 739
Voya CLO, Ltd.
Series 2018-4A Class A1RR
5.265% due 10/15/37 (CME Term
SOFR 3 Month + 1.360%)(Ê)(Þ) 1,000 1,002
Wellesley Park CLO, Ltd.
Series 2025-1A Class D1
6.358% due 01/24/39 (CME Term
SOFR 3 Month + 2.450%)(Ê)(Þ) 1,900 1,900
Yara International ASA
4.750% due 06/01/28 (Þ) 514 518
115,036
Mortgage-Backed Securities - 25.1%
Alternative Loan Trust
Series 2007-16CB Class 1A5
4.246% due 08/25/37 (CME Term
SOFR 1 Month + 0.514%)(Ê) 198 125
Arbor Realty Commercial Real Estate
Notes LLC
Series 2025-FL1 Class AS
5.567% due 01/20/43 (CME Term
SOFR 1 Month + 1.833%)(Ê)(Þ) 2,090 2,093
Series 2025-FL1 Class B
6.026% due 01/20/43 (CME Term
SOFR 1 Month + 2.292%)(Ê)(Þ) 1,290 1,297

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 67
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL4 Class A
5.215% due 11/15/36 (CME Term
SOFR 1 Month + 1.464%)(Ê)(Þ) 478 478
Series 2022-FL1 Class A
5.434% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 985 985
Barclays Mortgage Loan Trust
Series 2022-RPL1 Class A
4.250% due 02/25/28 (~)(Ê)(Þ) 506 505
BDS LLC
Series 2022-FL11 Class ATS
5.531% due 03/19/39 (CME Term
SOFR 1 Month + 1.800%)(Ê)(Þ) 1,887 1,888
Series 2025-FL14 Class A
5.013% due 10/17/42 (CME Term
SOFR 1 Month + 1.282%)(Ê)(Þ) 697 696
Series 2025-FL16 Class A
5.400% due 07/19/43 (CME Term
SOFR 1 Month + 1.400%)(Ê)(Þ) 4,762 4,763
BRCK Trust
Series 2025-830B Class A
4.956% due 12/10/42 (~)(Ê)(Þ) 560 560
Series 2025-830B Class B
5.357% due 12/10/42 (~)(Ê)(Þ) 1,843 1,846
BX Commercial Mortgage Trust
Series 2021-CIP Class D
5.535% due 12/15/38 (CME Term
SOFR 1 Month + 1.785%)(Ê)(Þ) 2,352 2,349
Series 2024-MDHS Class A
5.391% due 05/15/41 (CME Term
SOFR 1 Month + 1.641%)(Ê)(Þ) 2,234 2,235
Series 2024-MDHS Class B
5.591% due 05/15/41 (CME Term
SOFR 1 Month + 1.841%)(Ê)(Þ) 1,352 1,351
BX Trust
Series 2024-BIO Class C
6.390% due 02/15/41 (CME Term
SOFR 1 Month + 2.640%)(Ê)(Þ) 5,702 5,645
Series 2024-VLT4 Class C
5.891% due 06/15/41 (CME Term
SOFR 1 Month + 2.140%)(Ê)(Þ) 2,093 2,081
Series 2025-ROIC Class C
5.293% due 03/15/30 (CME Term
SOFR 1 Month + 1.543%)(Ê)(Þ) 1,230 1,225
Series 2025-ROIC Class D
5.743% due 03/15/30 (CME Term
SOFR 1 Month + 1.993%)(Ê)(Þ) 3,441 3,422
CAMB Commercial Mortgage Trust
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 3,322 2,951
Series 2021-CX2 Class C
2.771% due 11/10/46 (~)(Ê)(Þ) 3,244 2,675
Chase Home Lending Mortgage Trust
Series 2025-3 Class A11
5.174% due 02/25/56 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 1,204 1,205
Series 2025-9 Class A4
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 06/25/56 (~)(Ê)(Þ) 1,116 1,129
DBGS Mortgage Trust
Series 2019-1735 Class D
4.195% due 04/10/37 (~)(Ê)(Þ) 985 813
Deutsche Mortgage Securities, Inc. Re-
REMIC Trust
Series 2007-WM1 Class A1
4.175% due 06/27/37 (~)(Ê)(Þ) 173 156
DK Trust
Series 2024-SPBX Class A
5.250% due 03/15/34 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 751 751
Fannie Mae
2.600% due 2031 367 339
6.000% due 2032 4 5
5.000% due 2033 1 1
5.500% due 2034 4 4
4.500% due 2035 107 108
5.500% due 2037 35 36
5.500% due 2038 139 145
6.000% due 2039 13 14
4.000% due 2040 93 91
5.500% due 2040 178 186
6.000% due 2040 39 41
4.000% due 2041 138 135
6.000% due 2041 62 66
3.500% due 2043 343 326
4.000% due 2044 328 321
3.500% due 2045 411 389
3.000% due 2046 58 53
3.500% due 2046 85 81
4.000% due 2046 394 382
4.500% due 2046 138 138
3.000% due 2047 241 221
3.500% due 2047 189 180
4.000% due 2047 34 32
4.500% due 2048 472 469
5.000% due 2048 94 95
3.000% due 2049 2,799 2,506
4.000% due 2049 449 434
5.000% due 2049 199 202
2.500% due 2050 5,364 4,556
3.000% due 2050 5,235 4,697
2.000% due 2051 8,247 6,729
2.500% due 2051 414 357
4.000% due 2052 4,398 4,195
4.500% due 2053 6,506 6,378
5.000% due 2053 2,635 2,644
5.500% due 2053 3,640 3,713
5.000% due 2055 3,121 3,118
30 Year TBA(Ï)
4.500% 12,000 11,711
5.000% 8,600 8,577
Fannie Mae REMIC Trust
Series 2004-W5 Class A1
6.000% due 02/25/47 75 77
Fannie Mae REMICS

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
68 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 1999-56 Class Z
7.000% due 12/18/29 1 1
Series 2005-24 Class ZE
5.000% due 04/25/35 50 51
Freddie Mac
5.500% due 2038 110 116
6.000% due 2038 33 35
5.000% due 2040 56 58
4.000% due 2041 406 399
4.500% due 2041 56 56
5.500% due 2041 65 67
3.500% due 2043 221 211
4.000% due 2044 151 148
3.500% due 2045 317 302
4.000% due 2045 158 153
3.000% due 2046 1,111 1,016
4.000% due 2046 73 71
3.000% due 2047 401 367
3.000% due 2048 60 55
4.000% due 2048 431 418
4.500% due 2048 123 122
3.000% due 2049 140 126
2.500% due 2050 1,281 1,109
3.000% due 2050 2,143 1,925
2.000% due 2051 964 789
2.500% due 2051 61 53
4.000% due 2052 5,411 5,161
4.500% due 2052 6,230 6,110
5.500% due 2053 3,912 3,979
5.000% due 2055 6,670 6,732
5.500% due 2055 6,474 6,621
Freddie Mac REMICS
Series 2003-2624 Class QH
5.000% due 06/15/33 18 18
Series 2006-R007 Class ZA
6.000% due 05/15/36 65 68
Series 2010-3632 Class PK
5.000% due 02/15/40 21 21
Series 2010-3653 Class B
4.500% due 04/15/30 34 34
Series 2012-4010 Class KM
3.000% due 01/15/42 23 23
Ginnie Mae II
2.500% due 2052 5,518 4,763
4.500% due 2055 6,988 6,811
5.500% due 2055 5,256 5,340
6.000% due 2055 8,017 8,172
30 Year TBA(Ï)
5.000% 3,200 3,191
GS Mortgage Securities Trust
Series 2023-SHIP Class A
4.322% due 09/10/38 (~)(Ê)(Þ) 1,899 1,896
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 ( Æ)(Ø) (Þ) 1,170 —
Hudson Yards Mortgage Trust
Series 2025-SPRL Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.467% due 01/13/40 (~)(Ê)(Þ) 971 1,006
JPMorgan Mortgage Trust
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 58 53
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 105 95
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 2,604 2,429
Series 2021-8 Class A6
2.500% due 12/25/51 (~)(Ê)(Þ) 2,218 2,071
Series 2021-12 Class A4
2.500% due 02/25/52 (~)(Ê)(Þ) 604 547
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 2,270 2,030
Series 2022-2 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 1,027 920
Series 2022-3 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 2,307 2,060
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 1,064 967
MF1 LLC
Series 2022-FL9 Class A
5.881% due 06/19/37 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 3,304 3,305
Series 2024-FL14 Class A
5.468% due 03/19/39 (CME Term
SOFR 1 Month + 1.737%)(Ê)(Þ) 2,620 2,627
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class XA
Interest Only STRIPS
0.343% due 09/13/39 (~)(Ê)(Þ) 8,761 38
Series 2017-237P Class XB
Interest Only STRIPS
0.050% due 09/13/39 (~)(Ê)(Þ) 5,418 7
PRPM LLC
Series 2024-7 Class A1
5.870% due 11/25/29 (~)(Ê)(Þ) 807 808
Series 2024-RCF6 Class A1
4.000% due 10/25/64 (~)(Ê)(Þ) 1,532 1,520
Series 2025-2 Class A1
6.469% due 05/25/30 (~)(Ê)(Þ) 1,894 1,898
Series 2025-4 Class A1
6.179% due 06/25/30 (~)(Ê)(Þ) 2,029 2,032
Series 2025-6 Class A1
5.774% due 08/25/28 (~)(Ê)(Þ) 1,039 1,040
Series 2025-7 Class A1
5.503% due 08/25/30 (~)(Ê)(Þ) 1,630 1,634
Series 2025-RCF3 Class M1A
5.250% due 07/25/55 (~)(Ê)(Þ) 1,100 1,093
Series 2025-RCF4 Class A1
4.500% due 08/25/55 (~)(Ê)(Þ) 3,409 3,383
RFR Trust
Series 2025-SGRM Class A
5.379% due 03/11/41 (~)(Ê)(Þ) 1,104 1,130
Series 2025-SGRM Class B
5.670% due 03/11/41 (~)(Ê)(Þ) 3,048 3,117
Series 2025-SGRM Class C
5.816% due 03/11/41 (~)(Ê)(Þ) 2,385 2,426

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 69
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sequoia Mortgage Trust
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 52 49
TCO Commercial Mortgage Trust
Series 2024-DPM Class A
4.993% due 12/15/39 (CME Term
SOFR 1 Month + 1.243%)(Ê)(Þ) 1,633 1,633
VDCM Commercial Mortgage Trust
Series 2025-AZ Class B
5.304% due 07/13/44 (~)(Ê)(Þ) 1,460 1,477
Series 2025-AZ Class C
5.838% due 07/13/44 (~)(Ê)(Þ) 2,824 2,875
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2005-10 Class 3CB1
6.000% due 11/25/35 298 246
Wells Fargo Mortgage Backed
Securities Trust
Series 2020-3 Class A1
3.000% due 06/25/50 (~)(Ê)(Þ) 733 631
WinWater Mortgage Loan Trust
Series 2014-1 Class A1
3.929% due 06/20/44 (~)(Ê)(Þ) 77 74
218,785
Non-US Bonds - 6.6%
Apna Park CLO DAC
Series 2025-1A Class A
3.366% due 12/15/38 (3 Month
EURIBOR + 1.290%)(Ê)(Þ) EUR 5,900 6,938
Australia Government International
Bond
Series 147
3.250% due 06/21/39 (Þ) AUD 698 389
Series 162
1.750% due 06/21/51 (Þ) AUD 3,905 1,333
Bundesrepublik Deutschland
Bundesanleihe
Series 10Y
2.348% due 02/15/30 (Þ)(ž) EUR 327 349
2.548% due 02/15/32 (Þ)(ž) EUR 1,038 1,046
2.500% due 02/15/35 (Þ) EUR 2,821 3,231
Colombian TES
Series B
11.000% due 08/22/29 COP 16,311,900 4,079
13.250% due 02/09/33 COP 15,397,600 4,127
11.750% due 01/24/35 COP 1,621,300 399
Hong Kong Government Bond
Programme
1.680% due 01/21/26 HKD 1,200 154
Iceland Rikisbref
6.500% due 01/24/31 ISK 173,264 1,382
6.500% due 02/15/38 ISK 222,987 1,789
Japan 30 Year Government
International Bond
Series 80
1.800% due 09/20/53 JPY 138,350 633
Series 81
1.600% due 12/20/53 JPY 401,050 1,739
Series 84
2.100% due 09/20/54 JPY 364,950 1,787
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 85
2.300% due 12/20/54 JPY 78,500 402
Japan 40 Year Government
International Bond
Series 13
0.500% due 03/20/60 JPY 369,850 1,018
Mexican Bonos
Series M
8.000% due 02/21/36 MXN 40,400 2,079
Mexico Government International
Bond
4.500% due 03/19/34 EUR 860 1,007
2.250% due 08/12/36 EUR 243 228
5.125% due 05/04/37 EUR 494 588
4.000% due 03/15/15 EUR 1,011 831
New Zealand Government International
Bond
Series 0531
1.500% due 05/15/31 NZD 6,609 3,366
Series 0535
4.500% due 05/15/35 NZD 3,188 1,849
Petroleos Mexicanos
Series 10.7
4.750% due 02/26/29 (Þ) EUR 1,135 1,341
Republic of South Africa Government
International Bond
Series 2035
8.875% due 02/28/35 ZAR 20,670 1,302
Romanian Government International
Bond
5.625% due 02/22/36 (Þ) EUR 708 824
2.625% due 12/02/40 (Þ) EUR 1,651 1,277
2.750% due 04/14/41 (Þ) EUR 124 97
2.875% due 04/13/42 (Þ) EUR 1,465 1,135
6.500% due 10/07/45 (Þ) EUR 530 619
4.625% due 04/03/49 (Þ) EUR 424 392
3.375% due 01/28/50 (Þ) EUR 104 78
United Kingdom Gilt
0.875% due 01/31/46 (Þ) GBP 1,598 1,016
4.375% due 07/31/54 (Þ) GBP 975 1,153
Vantage Data Centers Germany
Borrower SARL
Series 2025-1A Class A2
4.292% due 06/28/50 (Þ) EUR 2,902 3,434
Vantage Data Centers Jersey Borrower
Spv , Ltd.
Series 2024-1A Class A2
6.172% due 05/28/39 (Þ) GBP 3,270 4,504
57,915
United States Government Agencies - 0.3%
Federal Farm Credit Bank Funding
Corp.
5.130% due 05/19/33 2,955 2,955
United States Government Treasuries - 6.3%
United States Treasury Notes
2.375% due 05/15/27 1,490 1,467
0.375% due 07/31/27 1,577 1,502
0.500% due 08/31/27 1,915 1,823
4.250% due 01/15/28 2,200 2,232

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
70 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.750% due 01/31/28 1,272 1,203
2.750% due 02/15/28 2,074 2,043
2.875% due 05/15/28 1,298 1,280
3.125% due 11/15/28 369 365
5.250% due 11/15/28 1,538 1,606
4.125% due 03/31/29 1,670 1,698
2.375% due 05/15/29 1,950 1,875
4.000% due 10/31/29 2,071 2,098
1.750% due 11/15/29 691 645
4.375% due 12/31/29 1,229 1,262
4.250% due 01/31/30 2,019 2,064
0.625% due 08/15/30 2,294 1,996
0.875% due 11/15/30 1,017 889
3.500% due 11/30/30 185 183
1.125% due 02/15/31 960 845
1.250% due 08/15/31 925 806
1.875% due 02/15/32 1,097 979
2.750% due 08/15/32 1,815 1,692
3.875% due 08/31/32 1,095 1,093
3.875% due 09/30/32 2,300 2,294
3.750% due 11/30/32 2,750 2,720
3.375% due 05/15/33 444 427
3.875% due 08/15/33 300 298
4.500% due 11/15/33 1,385 1,431
4.000% due 02/15/34 865 863
4.375% due 05/15/34 620 634
3.875% due 08/15/34 1,376 1,356
4.625% due 02/15/35 225 234
4.000% due 11/15/35 1,000 986
4.500% due 02/15/36 575 593
1.125% due 05/15/40 979 622
1.375% due 11/15/40 631 410
3.125% due 11/15/41 490 406
2.750% due 11/15/42 1,100 846
3.125% due 02/15/43 538 436
2.875% due 05/15/43 764 594
4.625% due 11/15/44 593 582
2.875% due 08/15/45 299 225
3.000% due 05/15/47 848 637
2.750% due 11/15/47 133 95
3.000% due 02/15/48 472 352
3.125% due 05/15/48 593 451
3.375% due 11/15/48 549 435
2.875% due 05/15/49 183 131
1.250% due 05/15/50 429 206
2.375% due 05/15/51 850 537
2.000% due 08/15/51 581 333
1.875% due 11/15/51 568 315
4.000% due 11/15/52 445 387
4.250% due 02/15/54 415 376
4.625% due 05/15/54 460 444
4.625% due 02/15/55 500 483
4.750% due 05/15/55 575 566
4.750% due 08/15/55 683 673
4.625% due 11/15/55 676 653
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
54,677
Total Long-Term Fixed
Income Investments
(cost $745,698) 735,977
Short-Term Investments - 15.9%
Japan Treasury Discount Bills
Series 1340
0.484% due 02/02/26 (ž) JPY 1,337,000 8,531
Series 1352
0.557% due 03/30/26 (ž) JPY 2,492,000 15,887
U.S. Cash Management Fund(@) 66,605,086(∞) 66,605
United States Treasury Bills
3.535% due 02/26/26 (ž) 48,300 48,036
Total Short-Term Investments
(cost $139,408) 139,059
Total Investments - 100.2%
(identified cost $885,106) 875,036
Other Assets and Liabilities,
Net - (0.2)%
(1,958)
Net Assets - 100.0%
873,078

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 71
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
34.2%
200 Park Funding Trust 02/25/25 530,000 100.00 530
527
ACWA Power Management and Investments One, Ltd. 01/11/24 233,720 97.23 227
240
Adani Ports & Special Economic Zone, Ltd. 10/15/25 1,147,000 97.72 1,121
1,111
Africa Finance Corp. 11/02/21 393,000 100.32 394
392
Aircastle , Ltd. 08/03/22 1,007,000 93.00 937
978
Aircastle , Ltd. 10/30/24 1,160,000 101.81 1,181
1,207
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 09/20/23 160,000 98.38 157
160
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 08/20/24 50,000 94.93 47
48
Alcon Finance Corp. 12/03/25 1,381,000 95.91 1,324
1,324
Alliant Energy Finance LLC 08/13/25 678,000 104.62 709
709
Allianz SE 10/30/24 600,000 106.10 637
644
Antero Resources Corp. 01/07/25 424,000 97.71 414
430
Apna Park CLO DAC 10/07/25 EUR 5,900,000 116.51 6,874
6,938
Arbor Realty Commercial Real Estate Notes LLC 08/01/25 1,290,000 99.75 1,287
1,297
Arbor Realty Commercial Real Estate Notes LLC 08/01/25 2,090,000 99.75 2,085
2,093
Arbor Realty Commercial Real Estate Notes, Ltd. 11/22/24 478,083 100.00 478
478
Arbor Realty Commercial Real Estate Notes, Ltd. 11/22/24 985,220 99.98 985
985
Ares CLO, Ltd. 12/19/24 550,000 100.00 550
550
Audax Senior Debt CLO LLC 02/21/25 1,770,000 100.00 1,770
1,769
Australia and New Zealand Banking Group, Ltd. 10/30/24 650,000 86.26 561
584
Australia Government International Bond 04/01/25 AUD 3,905,000 33.84 1,321
1,333
Australia Government International Bond 04/01/25 AUD 698,000 54.50 380
389
Avolon Holdings Funding, Ltd. 10/30/24 520,000 94.98 494
504
Bain Capital Credit CLO, Ltd. 09/18/25 1,000,000 100.00 1,000
1,000
Bain Capital Credit CLO, Ltd. 09/18/25 1,750,000 100.00 1,750
1,750
Banco de Bogota SA 12/12/24 720,000 98.11 706
716
Bangkok Bank PCL 05/13/25 858,000 110.47 948
962
Barclays Mortgage Loan Trust 03/26/24 505,768 98.08 496
505
Barings CLO, Ltd. 02/14/25 1,400,000 100.00 1,400
1,400
BDS LLC 04/04/22 1,887,230 100.00 1,887
1,888
BDS LLC 02/21/25 697,000 99.76 695
696
BDS LLC 11/20/25 4,762,000 100.00 4,762
4,763
Bellemeade Re, Ltd. 10/18/23 490,242 100.00 490
491
Bimbo Bakeries USA, Inc. 02/11/25 686,000 102.19 701
716
Blackstone Holdings Finance Co. LLC 10/30/24 510,000 86.83 443
452
BNP Paribas SA 06/10/20 1,318,000 101.28 1,335
1,323
BNP Paribas SA 10/30/24 1,095,000 101.13 1,107
1,133
Bombardier, Inc. 06/11/25 169,000 107.27 181
189
Booz Allen Hamilton, Inc. 05/13/25 1,307,000 95.69 1,251
1,279
BRAVO Residential Funding Trust 10/09/24 504,467 99.99 504
508
BRAVO Residential Funding Trust 04/08/25 4,059,213 99.99 4,059
4,096
BRCK Trust 11/26/25 1,843,000 100.00 1,843
1,846
BRCK Trust 12/23/25 560,000 100.33 562
560
British Airways Pass-Through Trust 12/06/24 465,988 97.00 452
456
Brooklyn Union Gas Co. (The) 07/07/25 885,000 97.38 862
873
Bundesrepublik Deutschland Bundesanleihe 12/05/25 EUR 1,038,000 100.30 1,041
1,046
Bundesrepublik Deutschland Bundesanleihe 12/05/25 EUR 327,000 106.15 347
349
Bundesrepublik Deutschland Bundesanleihe 12/11/25 EUR 2,821,000 114.59 3,232
3,231
Business Jet Securities LLC 09/06/24 813,803 100.00 814
820
BX Commercial Mortgage Trust 12/02/21 2,352,171 99.89 2,350
2,349
BX Commercial Mortgage Trust 05/02/24 2,234,244 99.77 2,229
2,235
BX Commercial Mortgage Trust 05/02/24 1,351,652 99.77 1,349
1,351
BX Trust 01/24/24 5,702,000 99.77 5,689
5,645
BX Trust 02/20/25 3,440,581 99.79 3,433
3,422
BX Trust 02/20/25 1,230,202 99.81 1,228
1,225
BX Trust 06/13/25 2,093,000 99.76 2,088
2,081
CAMB Commercial Mortgage Trust 10/22/21 3,322,000 102.53 3,406
2,951
CAMB Commercial Mortgage Trust 09/24/24 3,244,000 81.94 2,658
2,675
Cameron LNG LLC 05/12/25 711,000 89.22 634
657
Carnival Corp. 09/16/24 1,110,000 97.41 1,081
1,092
Cellnex Telecom SA 10/30/24 650,000 79.35 516
516
Celulosa Arauco y Constitucion SA 12/03/25 502,000 97.79 491
488
Cencosud SA 09/12/23 1,172,000 96.76 1,134
1,172
Chase Home Lending Mortgage Trust 03/14/25 1,204,242 100.00 1,204
1,205

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
72 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
Chase Home Lending Mortgage Trust 08/07/25 1,116,137 101.42 1,132
1,129
Churchill Middle Market CLO LLC 02/24/25 1,670,000 100.00 1,670
1,669
CLI Funding LLC 07/24/24 1,129,592 100.48 1,135
1,136
Columbia Pipelines Holding Co. LLC 05/12/25 633,000 102.15 647
658
Columbia Pipelines Operating Co. LLC 09/12/23 241,000 99.53 240
255
Constellation Insurance, Inc. 09/16/24 195,000 100.91 197
196
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US
LLC 05/12/25 430,000 97.07 417
424
Credit Agricole SA 03/06/24 1,115,000 94.15 1,050
1,103
Credit Agricole SA 10/30/24 750,000 92.56 694
713
Daimler Truck Finance North America LLC 10/30/24 580,000 100.67 584
592
Danske Bank A/S 10/30/24 1,160,000 101.75 1,180
1,205
DBGS Mortgage Trust 04/03/19 985,000 100.92 994
813
Deutsche Mortgage Securities, Inc. Re-REMIC Trust 01/04/17 173,282 100.34 174
156
DK Trust 03/01/24 751,000 100.00 751
751
Dresdner Funding Trust I 04/29/24 331,000 105.40 349
364
DT Midstream, Inc. 06/12/25 859,000 96.50 829
848
Eagle Funding Luxco SARL 07/28/25 2,700,000 99.76 2,694
2,750
Eagle RE, Ltd. 04/13/23 619,974 101.65 630
625
Eagle RE, Ltd. 01/11/24 1,650,000 103.34 1,705
1,688
Element Fleet Management Corp. 12/03/25 665,000 105.48 701
701
Ellington Financial Mortgage Trust 12/10/24 1,298,009 99.99 1,298
1,307
EMD Finance LLC 08/12/25 550,000 99.48 547
553
EMD Finance LLC 08/12/25 330,000 99.53 328
330
Enel Finance International NV 10/03/24 820,000 127.79 1,048
997
Entegris , Inc. 07/02/24 1,225,000 97.39 1,193
1,228
Ferguson Finance PLC 05/06/24 1,089,000 98.56 1,073
1,089
FIGRE Trust 03/19/24 1,544,309 100.03 1,545
1,574
FIGRE Trust 07/19/24 1,564,752 101.24 1,584
1,597
FIGRE Trust 09/09/24 899,710 100.00 900
903
FIGRE Trust 10/31/24 1,962,295 99.99 1,962
1,982
FIGRE Trust 12/11/24 1,252,813 99.99 1,253
1,264
FIGRE Trust 02/20/25 348,629 103.44 361
363
FIGRE Trust 03/20/25 1,740,729 100.12 1,743
1,760
FIGRE Trust 08/21/25 918,072 100.00 918
921
FIGRE Trust 10/15/25 975,659 100.00 976
972
FirstEnergy Pennsylvania Electric Co. 11/04/25 781,000 100.12 782
781
Flatiron CLO, Ltd. 11/01/24 3,000,000 100.00 3,000
3,007
Flatiron CLO, Ltd. 03/24/25 1,100,000 100.00 1,100
1,098
Foundry JV Holdco LLC 02/04/25 1,235,000 99.93 1,234
1,293
Fresenius Medical Care US Finance III, Inc. 10/15/25 1,350,000 97.84 1,321
1,317
Gartner, Inc. 05/13/25 458,000 93.02 426
435
GFL Environmental, Inc. 04/07/25 622,000 95.23 592
611
GFL Environmental, Inc. 05/01/25 177,000 103.74 184
185
Gildan Activewear , Inc. 09/23/25 203,000 100.00 203
202
Gildan Activewear , Inc. 09/23/25 203,000 99.89 203
202
Glencore Funding LLC 10/30/24 320,000 101.03 323
319
Glencore Funding LLC 10/30/24 650,000 101.22 658
679
Global Net Lease, Inc. 11/04/25 454,000 97.94 445
445
GS Mortgage Securities Trust 08/04/23 1,899,000 96.33 1,829
1,896
HMH Trust 06/09/17 1,170,000 99.96 1,170
—
HNI Corp. 04/29/24 193,000 95.74 185
189
Home RE, Ltd. 05/09/25 1,430,000 112.96 1,615
1,608
Hudson Yards Mortgage Trust 01/07/25 971,000 100.00 971
1,006
Hyundai Capital America 10/30/24 360,000 93.91 338
343
Hyundai Capital America 10/30/24 520,000 95.69 498
504
ICICI Bank, Ltd. 10/03/24 599,000 98.88 592
594
Imperial Brands Finance PLC 06/24/25 740,000 99.53 737
756
Imperial Brands Finance PLC 10/15/25 1,299,000 98.91 1,285
1,273
Indianapolis Power & Light Co. 10/30/24 500,000 101.38 507
497
Infraestructura Energetica Nova SAPI de CV 07/06/22 892,000 96.54 861
878
Infraestructura Energetica Nova SAPI de CV 12/03/25 524,000 80.63 423
417
InRetail Consumer 02/06/24 1,159,000 94.39 1,094
1,130
International Flavors & Fragrances, Inc. 10/30/24 685,000 87.82 602
618
International Flavors & Fragrances, Inc. 11/12/24 1,442,000 95.15 1,379
1,383

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 73
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
ITC Holdings Corp. 05/13/25 519,000 100.28 520
526
JPMorgan Mortgage Trust 06/05/20 58,164 102.67 60
53
JPMorgan Mortgage Trust 03/30/21 105,033 101.86 107
95
JPMorgan Mortgage Trust 04/26/21 2,603,528 101.99 2,655
2,429
JPMorgan Mortgage Trust 06/24/21 2,217,937 102.26 2,268
2,071
JPMorgan Mortgage Trust 01/26/22 2,269,584 99.18 2,251
2,030
JPMorgan Mortgage Trust 02/24/22 1,026,783 97.72 1,003
920
JPMorgan Mortgage Trust 03/23/22 2,306,883 96.42 2,224
2,060
JPMorgan Mortgage Trust 04/27/22 1,064,017 95.97 1,021
967
JPMorgan Mortgage Trust 04/20/23 603,606 89.13 538
547
JPMorgan Mortgage Trust 05/29/24 1,044,649 100.20 1,047
1,043
JPMorgan Mortgage Trust 12/18/24 410,800 100.37 412
410
JPMorgan Mortgage Trust 01/29/25 635,143 99.99 635
640
JPMorgan Mortgage Trust 02/26/25 2,361,469 100.00 2,361
2,358
JPMorgan Mortgage Trust 02/26/25 2,200,000 100.00 2,200
2,202
JPMorgan Mortgage Trust 03/18/25 1,982,525 99.99 1,982
1,996
JPMorgan Mortgage Trust 07/30/25 2,118,979 100.00 2,119
2,116
JPMorgan Mortgage Trust 09/26/25 962,928 100.00 963
967
Kuwait International Government Bond 09/30/25 5,760,000 100.00 5,760
5,759
LG Energy Solution, Ltd. 11/04/25 1,227,000 103.46 1,269
1,270
Louisiana-Pacific Corp. 12/03/25 453,000 96.72 438
440
LPL Holdings, Inc. 08/08/24 1,129,000 95.80 1,082
1,110
Macquarie Airfinance Holdings, Ltd. 10/30/24 130,000 102.27 133
136
Macquarie Airfinance Holdings, Ltd. 10/30/24 180,000 103.17 186
193
Macquarie Airfinance Holdings, Ltd. 10/30/24 445,000 98.39 438
451
Macquarie Group, Ltd. 10/30/24 2,865,000 96.34 2,760
2,813
Magnetite CLO, Ltd. 01/28/25 1,410,000 100.00 1,410
1,409
Marks & Spencer PLC 09/16/24 139,000 109.62 152
153
Mars, Inc. 03/05/25 290,000 99.42 288
291
Mars, Inc. 03/05/25 460,000 99.46 458
459
Mars, Inc. 03/05/25 150,000 99.82 150
155
Mars, Inc. 03/05/25 590,000 99.84 589
606
Mattel, Inc. 02/11/25 1,331,000 96.05 1,279
1,298
Meritage Homes Corp. 04/07/25 1,039,000 96.38 1,001
1,020
Mexico Generadora de Energia S de RL de CV 12/03/25 725,909 102.53 744
737
MF1 LLC 05/13/22 3,303,552 99.22 3,278
3,305
MF1 LLC 03/17/25 2,620,000 100.28 2,627
2,627
MF1, Ltd. 10/16/25 2,118,710 100.03 2,119
2,118
Midwest Connector Capital Co. LLC 03/25/25 854,000 99.11 846
854
MISC Capital Two Labuan, Ltd. 09/12/23 1,101,000 97.69 1,076
1,094
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,418,000 0.12 7
7
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 8,761,000 0.43 38
38
MSCI, Inc. 05/12/25 976,000 95.81 935
956
National Australia Bank, Ltd. 10/30/24 810,000 87.96 712
734
NBK SPC, Ltd. 12/12/24 667,000 96.54 644
654
News Corp. 02/11/25 627,000 95.17 597
608
NGPL PipeCo LLC 09/26/19 553,000 122.70 679
643
Nissan Motor Acceptance Co. LLC 03/07/25 679,000 100.99 686
687
Nissan Motor Co., Ltd. 04/02/25 298,000 98.11 292
293
Nissan Motor Co., Ltd. 06/11/25 38,000 93.00 35
36
NRG Energy, Inc. 03/06/24 1,241,000 94.54 1,173
1,199
Nuveen LLC 10/30/24 295,000 98.16 290
295
Oaktown Re, Ltd. 09/28/21 50,617 101.30 51
51
OCP CLO, Ltd. 04/01/25 1,600,000 99.95 1,599
1,602
OCP CLO, Ltd. 09/17/25 1,300,000 100.00 1,300
1,300
Open Text Corp. 08/07/23 323,000 100.77 326
336
Peachtree Corners Funding Trust II 05/14/25 330,000 100.00 330
347
Penske Truck Leasing Co., LP / PTL Finance Corp. 10/30/24 510,000 104.62 534
544
Petroleos Mexicanos 04/24/24 EUR 1,135,000 96.18 1,092
1,341
Port of Newcastle Investments Financing Pty, Ltd. 09/16/24 95,000 96.26 91
98
Prosus NV 07/12/24 1,160,000 98.92 1,147
1,167
Prosus NV 10/30/24 710,000 67.77 481
475
Protective Life Corp. 11/18/25 640,000 99.80 639
648
PRPM LLC 10/07/24 1,532,294 96.83 1,484
1,520
PRPM LLC 11/08/24 807,281 100.00 807
808

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
74 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
PRPM LLC 04/25/25 1,894,268 99.95 1,893
1,898
PRPM LLC 06/03/25 2,028,566 99.96 2,028
2,032
PRPM LLC 07/24/25 1,038,797 99.95 1,038
1,040
PRPM LLC 08/08/25 3,408,711 98.70 3,365
3,383
PRPM LLC 08/19/25 1,630,361 99.97 1,630
1,634
PRPM LLC 09/17/25 1,100,000 99.69 1,097
1,093
Radnor RE, Ltd. 07/27/23 355,448 100.00 355
356
Radnor RE, Ltd. 11/24/25 1,101,038 100.91 1,111
1,113
RCKT Mortgage Trust 09/13/23 436,359 99.96 436
440
RCKT Mortgage Trust 02/15/24 729,479 99.97 729
735
RCKT Mortgage Trust 03/19/24 987,818 99.97 988
998
RCKT Mortgage Trust 08/14/24 853,129 99.98 853
855
RCKT Mortgage Trust 12/12/24 655,674 100.64 660
661
RCKT Mortgage Trust 12/12/24 2,678,594 99.98 2,678
2,702
RCKT Mortgage Trust 01/17/25 772,108 101.56 784
783
RCKT Mortgage Trust 02/26/25 2,885,247 99.99 2,885
2,909
RCKT Mortgage Trust 04/24/25 2,449,908 100.44 2,461
2,484
Regatta XXVII Funding, Ltd. 04/08/25 1,000,000 99.81 998
1,002
Reliance Industries, Ltd. 02/06/24 633,000 97.48 617
627
Resorts World Las Vegas LLC / RWLV Capital, Inc. 04/29/24 247,000 91.35 226
219
Resorts World Las Vegas LLC / RWLV Capital, Inc. 04/29/24 127,000 91.49 116
112
Resorts World Las Vegas LLC / RWLV Capital, Inc. 09/16/24 119,000 88.58 105
98
RFR Trust 02/18/25 3,048,000 100.13 3,052
3,117
RFR Trust 02/18/25 2,385,000 99.99 2,385
2,426
RFR Trust 10/28/25 1,104,000 102.54 1,132
1,130
Rockies Express Pipeline LLC 04/29/24 100,000 92.65 93
98
Rockies Express Pipeline LLC 04/29/24 190,000 96.34 183
196
Rockies Express Pipeline LLC 09/17/24 99,000 104.74 104
108
Rockies Express Pipeline LLC 12/03/24 100,000 97.07 97
100
Rogers Communications, Inc. 08/06/24 439,000 97.49 428
439
Romanian Government International Bond 02/23/21 EUR 1,651,000 102.43 1,691
1,277
Romanian Government International Bond 07/08/21 EUR 1,465,000 108.72 1,593
1,135
Romanian Government International Bond 02/24/22 EUR 424,000 99.90 424
392
Romanian Government International Bond 02/15/24 EUR 708,000 106.83 756
824
Romanian Government International Bond 05/08/25 EUR 104,000 64.33 67
78
Romanian Government International Bond 10/02/25 EUR 530,000 115.66 613
619
Romanian Government International Bond 10/30/25 EUR 124,000 76.86 95
97
Saluda Grade Alternative Mortgage Trust 02/07/24 599,706 102.02 612
622
Saluda Grade Alternative Mortgage Trust 04/05/24 1,930,545 99.98 1,930
1,977
Saluda Grade Alternative Mortgage Trust 03/13/25 1,054,106 102.45 1,080
1,088
Saluda Grade Alternative Mortgage Trust 07/10/25 2,453,456 100.00 2,453
2,460
Sammons Financial Group, Inc. 10/30/24 605,000 98.86 598
605
Santos Finance, Ltd. 11/05/25 670,000 99.43 666
667
Scentre Group Trust 2 10/30/24 710,000 98.43 699
715
Seagate Data Storage Technology Pte , Ltd. 06/30/25 191,000 95.84 183
187
Sealed Air Corp. 04/29/24 174,000 100.86 175
183
Sequoia Mortgage Trust 10/21/16 52,269 102.34 54
49
SMBC Aviation Capital Finance DAC 10/30/24 655,000 100.55 659
676
Smithfield Foods, Inc. 10/30/24 520,000 88.83 462
479
Smithfield Foods, Inc. 12/03/25 848,000 101.42 860
859
Societe Generale SA 12/03/25 747,000 103.35 772
771
Societe Generale SA 12/03/25 598,000 90.81 543
541
Standard Chartered PLC 04/30/24 195,000 101.16 197
206
TCO Commercial Mortgage Trust 12/06/24 1,633,000 99.76 1,629
1,633
Tesco PLC 09/03/20 623,000 123.40 769
649
Texas Eastern Transmission, LP 07/06/22 854,000 98.04 837
844
Textainer Marine Containers VII, Ltd. 08/06/24 1,581,000 100.00 1,581
1,590
Topaz Solar Farms LLC 04/29/24 176,452 99.10 175
177
Towd Point Mortgage Trust 07/21/23 1,069,497 99.84 1,068
1,074
Towd Point Mortgage Trust 10/19/23 755,366 99.99 755
763
Transportadora de Gas Internacional SA ESP 11/04/25 737,000 101.88 751
747
UBS Group AG 10/30/24 600,000 86.50 519
537
UniCredit SpA 12/03/25 491,000 107.31 527
526
United Airlines, Inc. 11/04/25 635,000 99.14 630
632
United Kingdom Gilt 12/04/25 GBP 975,000 118.05 1,151
1,153

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 75
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
United Kingdom Gilt 12/04/25 GBP 1,597,858 63.21 1,010
1,016
Unum Group 10/30/24 550,000 80.41 442
446
UPM- Kymmene Oyj 11/21/22 699,000 102.51 717
739
Vantage Data Centers Germany Borrower SARL 05/22/25 EUR 2,902,000 112.78 3,273
3,434
Vantage Data Centers Jersey Borrower Spv , Ltd. 05/17/24 GBP 3,270,000 130.16 4,256
4,504
Var Energi ASA 02/06/23 788,000 102.27 806
834
Var Energi ASA 08/03/23 268,000 105.40 282
307
VDCM Commercial Mortgage Trust 06/24/25 1,460,000 100.00 1,460
1,477
VDCM Commercial Mortgage Trust 06/24/25 2,824,000 100.00 2,824
2,875
Videotron, Ltd. 05/12/25 478,000 94.94 454
465
Vistra Operations Co. LLC 10/30/24 2,487,000 98.15 2,443
2,469
Voya CLO, Ltd. 04/03/25 1,000,000 99.95 1,000
1,002
Wellesley Park CLO, Ltd. 10/10/25 1,900,000 100.00 1,900
1,900
Wells Fargo Mortgage Backed Securities Trust 04/23/21 732,611 102.12 748
631
WinWater Mortgage Loan Trust 03/29/17 77,167 101.88 79
74
WMG Acquisition Corp. 12/03/25 1,240,000 95.96 1,190
1,188
Yara International ASA 12/03/25 514,000 100.99 519 518
298,698
For a description of restricted securities see note 9 in the Notes to Financial Statements.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
76 Strategic Bond Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Commonwealth 10 year Bond Futures 390 AUD 42,699 03/26
96
Euro / US Dollar Pair Currency Futures 35 USD 5,154 03/26
37
Long Gilt Futures 116 GBP 10,599 03/26
61
New Zealand Dollar Currency Futures 76 USD 4,384 03/26
(26)
Norwegian Krone Currency Futures 11 USD 2,180 03/26
14
Three Month SONIA Index Futures 106 GBP 25,618 03/27
(6)
United States 2 Year Treasury Note Futures 444 USD 92,702 03/26
(56)
United States 5 Year Treasury Note Futures 585 USD 63,943 03/26
(221)
United States 10 Year Treasury Note Futures 281 USD 31,595 03/26
(239)
United States 10 Year Ultra Treasury Note Futures 1,033 USD 118,811 03/26
(493)
United States Treasury Long Bond Futures 386 USD 44,619 03/26
(481)
United States Treasury Ultra Bond Futures 349 USD 41,182 03/26 (717)
Short Positions
Euro- Bobl Futures 22 EUR 2,556 03/26
13
Euro-Bund Futures 175 EUR 22,325 03/26
236
Euro- Buxl 30 Year Bond Futures 8 EUR 881 03/26
23
Euro-Schatz Futures 31 EUR 3,311 03/26
5
British Pound Currency Futures 9 USD 757 03/26
(7)
Japanese 10 Year Government Bond Futures 45 JPY 5,958,450 03/26
292
Japanese 10 Year Mini Government Bond Futures 8 JPY 105,800 03/26
3
Japanese Yen Currency Futures 27 USD 2,166 03/26
10
Swedish Krona Currency Futures 10 USD 2,179 03/26
(24)
Swiss Franc Currency Futures 41 USD 6,513 03/26
(62)
United States 2 Year Treasury Note Futures 230 USD 48,021 03/26
23
United States 5 Year Treasury Note Futures 34 USD 3,716 03/26
5
United States 10 Year Treasury Note Futures 179 USD 20,126 03/26
—
United States 10 Year Ultra Treasury Note Futures 259 USD 29,789 03/26 238
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (1,276)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 171 AUD 261 01/22/26 3
Citigroup USD 700 AUD 1,078 01/22/26 20
Citigroup USD 1,400 AUD 2,170 01/22/26 48
Citigroup USD 1,500 CAD 2,087 01/22/26 22
Citigroup USD 345 CLP 315,361 01/22/26 5
Citigroup USD 350 CLP 327,408 01/22/26 14
Citigroup USD 1,481 CLP 1,428,403 01/22/26 106
Citigroup USD 134 COP 522,479 01/22/26 3
Citigroup USD 321 COP 1,196,332 01/22/26 (7)
Citigroup USD 326 COP 1,271,473 01/22/26 8
Citigroup USD 378 COP 1,480,561 01/22/26 11
Citigroup USD 241 EUR 207 01/22/26 2
Citigroup USD 437 EUR 378 01/22/26 7
Citigroup USD 466 EUR 400 01/22/26 5
Citigroup USD 1,484 EUR 1,257 01/22/26 (6)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 77
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 1,584 EUR 1,350 01/22/26 4
Citigroup USD 3,270 EUR 2,800 01/22/26 23
Citigroup USD 4,317 EUR 3,700 01/22/26 35
Citigroup USD 64 GBP 48 01/22/26 1
Citigroup USD 175 GBP 133 01/22/26 4
Citigroup USD 293 GBP 223 01/22/26 8
Citigroup USD 1,507 GBP 1,150 01/22/26 43
Citigroup USD 655 JPY 100,000 01/22/26 (15)
Citigroup USD 1,364 JPY 198,852 01/22/26 (93)
Citigroup USD 1,966 JPY 300,000 01/22/26 (48)
Citigroup USD 2,670 JPY 413,040 01/22/26 (29)
Citigroup USD 350 KRW 516,390 01/22/26 8
Citigroup USD 2,890 KRW 4,048,808 01/22/26 (84)
Citigroup USD 310 KZT 174,726 01/22/26 33
Citigroup USD 619 KZT 351,621 01/22/26 71
Citigroup USD 70 NZD 121 01/22/26 —
Citigroup USD 69 ZAR 1,199 01/22/26 3
Citigroup USD 72 ZAR 1,251 01/22/26 4
Citigroup USD 830 ZAR 14,397 01/22/26 38
Citigroup USD 1,672 ZAR 29,184 01/22/26 89
Citigroup AUD 2,988 USD 1,975 01/22/26 (19)
Citigroup AUD 3,090 USD 2,040 01/22/26 (23)
Citigroup CAD 148 USD 106 01/22/26 (2)
Citigroup CAD 1,959 USD 1,400 01/22/26 (29)
Citigroup CLP 109,939 USD 117 01/22/26 (6)
Citigroup CLP 308,831 USD 334 01/22/26 (9)
Citigroup CLP 338,657 USD 366 01/22/26 (10)
Citigroup COP 461,430 USD 120 01/22/26 (1)
Citigroup COP 7,546,758 USD 1,958 01/22/26 (23)
Citigroup COP 8,972,772 USD 2,380 01/22/26 26
Citigroup COP 28,743,414 USD 7,354 01/22/26 (188)
Citigroup EUR 188 GBP 166 01/22/26 3
Citigroup EUR 2,420 GBP 2,126 01/22/26 19
Citigroup EUR 1,200 NOK 14,385 01/22/26 16
Citigroup EUR 2,555 NOK 30,048 01/22/26 (24)
Citigroup EUR 188 USD 219 01/22/26 (3)
Citigroup EUR 1,100 USD 1,280 01/22/26 (14)
Citigroup EUR 1,150 USD 1,358 01/22/26 6
Citigroup EUR 1,281 USD 1,500 01/22/26 (7)
Citigroup EUR 1,287 USD 1,500 01/22/26 (13)
Citigroup EUR 1,521 USD 1,770 01/22/26 (19)
Citigroup EUR 2,261 USD 2,625 01/22/26 (34)
Citigroup EUR 15,707 USD 18,541 01/22/26 67
Citigroup GBP 3,326 EUR 3,804 01/22/26 (8)
Citigroup GBP 102 USD 136 01/22/26 (1)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
78 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup GBP 650 USD 868 01/22/26 (8)
Citigroup GBP 950 USD 1,270 01/22/26 (10)
Citigroup GBP 1,353 USD 1,821 01/22/26 (3)
Citigroup GBP 2,250 USD 2,994 01/22/26 (39)
Citigroup HKD 1,530 USD 197 01/28/26 —
Citigroup JPY 1,296 USD 9 01/22/26 —
Citigroup JPY 17,498 USD 114 01/22/26 2
Citigroup JPY 22,541 USD 145 01/22/26 1
Citigroup JPY 43,051 USD 283 01/22/26 7
Citigroup JPY 129,894 USD 842 01/22/26 12
Citigroup JPY 221,332 USD 1,490 01/22/26 75
Citigroup JPY 270,890 USD 1,758 01/22/26 26
Citigroup JPY 5,336,209 USD 36,573 01/22/26 2,457
Citigroup KRW 1,068,075 USD 750 01/22/26 10
Citigroup KRW 1,475,105 USD 1,010 01/22/26 (12)
Citigroup KZT 168,086 USD 330 01/22/26 —
Citigroup MXN 38,466 USD 2,133 01/22/26 1
Citigroup NOK 2,224 EUR 190 01/22/26 3
Citigroup NZD 3,381 USD 1,948 01/22/26 —
Citigroup NZD 5,742 USD 3,363 01/22/26 54
Citigroup PEN 2,370 USD 700 01/22/26 (5)
Citigroup PEN 4,716 USD 1,400 01/22/26 (2)
Citigroup SEK 13,096 EUR 1,200 01/22/26 (12)
Citigroup ZAR 2,880 USD 166 01/22/26 (7)
Citigroup ZAR 15,714 USD 900 01/22/26 (48)
Citigroup ZAR 48,870 USD 2,810 01/22/26 (137)
JPMorgan Chase EUR 2,955 USD 3,439 02/11/26 (40)
JPMorgan Chase EUR 5,905 USD 6,852 02/11/26 (99)
JPMorgan Chase GBP 3,414 USD 4,581 01/16/26 (21)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 2,245
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup NZD 13,400
3 Month
NZD-BBR-Telerate
(2)
2.495%
(3)
10/28/27
— 51 51
Citigroup CZK 151,200 3.723%
(4)
6 Month PRIBOR
(3)
03/18/28
— 19 19
Citigroup NZD 6,801
3 Month
NZD-BBR-Telerate
(3)
3.568%
(3)
07/07/30
— (59) (59)
Citigroup NOK 17,800 4.087%
(4)
6 Month NIBOR
(3)
11/12/30
— (2) (2)
Citigroup NOK 18,000 4.060%
(4)
6 Month NIBOR
(3)
12/22/30
— (2) (2)
Citigroup JPY 214,002 TONAR
(4)
1.572%
(4)
11/21/35 — 36 36
Total Open Interest Rate Swap Contracts (å) — 43 43

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 79
Credit Default Swap Contracts
Amounts in thousands
Sovereign Issues - Purchase Protection
Reference Entity Counterparty
Implied Credit
Spread
Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
Mexico Government
International Bond
Barclays 0.815%
USD 1,047
(1.000%)
(2)
06/20/30
19 (27) (8)
Mexico Government
International Bond
Morgan Stanley 0.815%
USD 1,886
(1.000%)
(2)
06/20/30
34 (49) (15)
Total Open Sovereign Issues - Purchase Protection Contracts 53 (76) (23)
Total Open Credit Default Swap Contracts (å) 53 (76) (23)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 58,788 $ —
$ —
$ 58,788
Corporate Bonds and Notes — 227,821 —
—
227,821
International Debt — 115,036 —
—
115,036
Mortgage-Backed Securities — 218,785 —
—
218,785
Non-US Bonds — 57,915 —
—
57,915
United States Government Agencies — 2,955 —
—
2,955
United States Government Treasuries — 54,677 —
—
54,677
Short-Term Investments — 72,454 — 66,605 139,059
Total Investments
— 808,431 — 66,605 875,036
Other Financial Instruments
Assets
Futures Contracts 1,056 — — — 1,056
Foreign Currency Exchange Contracts — 3,403 — — 3,403
Interest Rate Swap Contracts — 106 — — 106
Liabilities
Futures Contracts (2,332) — — — (2,332)
Foreign Currency Exchange Contracts — (1,158) — — (1,158)
Interest Rate Swap Contracts — (63) — — (63)
Credit Default Swap Contracts — (23) — — (23)
Total Other Financial Instruments
*
$ (1,276) $ 2,265 $ — $ — $ 9 89
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
80 Strategic Bond Fund
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended December 31, 2025, if any, see note 2 in the Notes to Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of December 31, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Australia .............................................................................................
8,331 1 .0
Bermuda .............................................................................................
5,575 0 .6
Brazil ..................................................................................................
1,289 0 .2
Canada ................................................................................................
12,513 1 .4
Cayman Islands ..................................................................................
15,131 1 .7
Chile ...................................................................................................
2,485 0 .3
China ..................................................................................................
3,231 0 .4
Colombia ............................................................................................
10,068 1 .2
Denmark .............................................................................................
1,205 0 .1
Finland ...............................................................................................
1,896 0 .2
France .................................................................................................
5,584 0 .6
Germany .............................................................................................
10,748 1 .2
Hong Kong .........................................................................................
154 — **
Iceland ................................................................................................
3,170 0 .4
India ...................................................................................................
2,332 0 .3
Ireland ................................................................................................
9,114 1 .0
Italy ....................................................................................................
3,400 0 .4
Japan ..................................................................................................
31,200 3 .6
Jersey ..................................................................................................
8,513 1 .0
Kuwait ................................................................................................
6,413 0 .7
Luxembourg .......................................................................................
3,434 0 .4
Malaysia .............................................................................................
1,094 0 .1
Mexico ...............................................................................................
18,148 2 .1
New Zealand ......................................................................................
5,215 0 .6
Nigeria ................................................................................................
392 — **
Norway ...............................................................................................
1,141 0 .1
Peru ....................................................................................................
1,130 0 .1
Romania .............................................................................................
4,422 0 .5
Saudi Arabia .......................................................................................
240 — **
South Africa .......................................................................................
1,302 0 .2
South Korea .......................................................................................
2,430 0 .3
Spain ..................................................................................................
1,094 0 .1
Switzerland ........................................................................................
537 0 .1
Thailand .............................................................................................
962 0 .1
United Kingdom .................................................................................
16,581 1 .9
United States ......................................................................................
674,562 77 .3
Total Investments ............................................................................... 875,036 100 .2
* * Less than .05% of net assets.

Russell Investment Funds
Strategic Bond Fund
Fair Value of Derivative Instruments — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 81
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 3,403 $ —
Variation margin on futures contracts* — 6 1 99 5
Interest rate swap contracts, at fair value — — 106
Total
$ — $ 3,46 4 $ 1,10 1
Location: Statement of Assets and Liabilities - Liabilities
0 0 0
Variation margin on futures contracts* $ — $ 119 $ 2,213
Unrealized depreciation on foreign currency exchange contracts — 1,158 —
Interest rate swap contracts, at fair value — — 63
Credit default swap contracts, at fair value 23 — —
Total
$ 23 $ 1,277 $ 2,276
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ 10 $ 7,918
Interest rate swap contracts — — (286)
Credit default swap contracts (115) — —
Foreign currency exchange contracts — (1,370) —
Total
$ (115) $ (1,360) $ 7,632
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0 0
Futures contracts $ — $ (58) $ 2,6 58
Interest rate swap contracts — — 628
Credit default swap contracts (76) — —
Foreign currency exchange contracts — (1,269) —
Total
$ (76) $ (1,327) $ 3,286
*
Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2025
See accompanying notes which are an integral part of the financial statements.
82 Strategic Bond Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 3,403 $ — $ 3,403
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 106 — 106
Total Financial and Derivative Assets
3,509 — 3,509
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 3,509 $ — $ 3,509
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Citigroup
$ 3,509 $ 1,061 $ — $ 2,448
Total
$ 3,509 $ 1,061 $ — $ 2,448

Russell Investment Funds
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 83
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1,158 $ — $ 1,158
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 63 — 63
Credit Default Swap Contracts Credit default swap contracts, at fair value 23 — 23
Total Financial and Derivative Liabilities
1,244 — 1,244
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 1,244 $ — $ 1,244
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Barclays $ 8 $ — $ — $ 8
Citigroup 1,061 1,061 — —
JPMorgan Chase 160 — — 160
Morgan Stanley 15 — — 15
Total
$ 1,244 $ 1,061 $ — $ 183
^       Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
84 Strategic Bond Fund
Statement of Assets and Liabilities — December 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 885,106
Investments, at fair value(>) ........................................................................................................................................................
875,036
Cash .............................................................................................................................................................................................. 325
Foreign currency holdings(^) ....................................................................................................................................................... 386
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 3,403
Receivables:
Dividends and interest ...................................................................................................................................................... 7,069
Fund shares sold ............................................................................................................................................................... 5
From broker(a)(b)(c) ........................................................................................................................................................ 13,779
Variation margin on futures contracts .............................................................................................................................. 260
Interest rate swap contracts, at fair value ( • ) ................................................................................................................................. 106
Total assets ...............................................................................................................................................................
900,369
Liabilities
Payables:
Due to broker(d) ............................................................................................................................................................... 260
Investments purchased ..................................................................................................................................................... 23,423
Fund shares redeemed ...................................................................................................................................................... 207
Accrued fees to affiliates .................................................................................................................................................. 446
Other accrued expenses .................................................................................................................................................... 185
Variation margin on futures contracts .............................................................................................................................. 1,526
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 1,158
Interest rate swap contracts, at fair value( • ) ................................................................................................................................. 63
Credit default swap contracts, at fair value(+) ............................................................................................................................. 23
Total liabilities ...........................................................................................................................................................
27,291
Net Assets ...............................................................................................................................................................
$ 873,078

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 85
Statement of Assets and Liabilities, continued — December 31, 2025
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (169,353)
Shares of beneficial interest .........................................................................................................................................................
1,004
Additional paid-in capital ............................................................................................................................................................
1,041,427
Net Assets ...............................................................................................................................................................
$ 873,078
(>)   Investments in affiliates, U.S. Cash Management Fund ..................................................................................................... $ 66,605
(^)     Foreign currency holdings - cost ........................................................................................................................................ $ 384
(a)     Receivable from Broker for Futures ................................................................................................................................... $ 11,970
(b)     Receivable from Broker for Swaps .................................................................................................................................... $ 1,549
(c)     Receivable from Broker for TBAs ..................................................................................................................................... $ 260
( • )     Interest rate swap contracts – premiums paid (received) ................................................................................................... $ —
(d)     Due to Broker for Swaps .................................................................................................................................................... $ 260
(+)    Credit default swap contracts - premiums paid (received) ................................................................................................. $ 53
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ...................................................................................................................................................... $ 8.70
Net assets ............................................................................................................................................................................. $ 873,078,436
Shares outstanding ($.01 par value) ..................................................................................................................................... 100,391,127
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
86 Strategic Bond Fund
Statement of Operations — For the Period Ended December 31, 2025
Amounts in thousands
Investment Income
Interest .............................................................................................................................................................................. $ 37,950
Dividend distributions from affiliated funds .................................................................................................................... 3,639
Total investment income ..............................................................................................................................................................
41,589
Expenses
Advisory fees ................................................................................................................................................................... 4,779
Administrative fees .......................................................................................................................................................... 434
Custodian fees .................................................................................................................................................................. 89
Transfer agent fees .......................................................................................................................................................... 38
Professional fees .............................................................................................................................................................. 162
Trustees’ fees .................................................................................................................................................................... 47
Printing fees ..................................................................................................................................................................... 27
Miscellaneous .................................................................................................................................................................. 39
Expenses before reductions .............................................................................................................................................. 5,615
Expense reductions .......................................................................................................................................................... (87)
Net expenses ................................................................................................................................................................................
5,528
Net investment income (loss) .......................................................................................................................................................
36,061
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes of $1) ..................................................................................................... (100)
Investments in affiliated funds ......................................................................................................................................... (13)
Futures contracts .............................................................................................................................................................. 7,928
Foreign currency exchange contracts ............................................................................................................................... (1,370)
Interest rate swap contracts .............................................................................................................................................. (286)
Credit default swap contracts ........................................................................................................................................... (115)
Foreign currency-related transactions .............................................................................................................................. 165
Net realized gain (loss) ................................................................................................................................................................
6,209
Net change in unrealized appreciation (depreciation) on:
Investments  ..................................................................................................................................................................... 17,306
Investments in affiliated funds ......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. 2,600
Foreign currency exchange contracts ............................................................................................................................... (1,269)
Interest rate swap contracts .............................................................................................................................................. 628
Credit default swap contracts ........................................................................................................................................... (76)
Foreign currency-related transactions .............................................................................................................................. 25
Net change in unrealized appreciation (depreciation) ................................................................................................................. 19,216
Net realized and unrealized gain (loss) ........................................................................................................................................ 25,425
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 61,486

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 87
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended December 31,
2025 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 36,061 $ 39,590
Net realized gain (loss) ................................................................................................................ 6,209 (16,552)
Net change in unrealized appreciation (depreciation) ................................................................. 19,216 (15,184)
Net increase (decrease) in net assets from operations ....................................................................... 61,486 7,854
Distributions
To shareholders ............................................................................................................................ (39,327) (41,974)
Net decrease in net assets from distributions ..................................................................................... (39,327) (41,974)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (13,970) 29,821
Total Net Increase (Decrease) in Net Assets ...................................................................
8,189 (4,299)
Net Assets
Beginning of period ........................................................................................................................... 864,889 869,188
End of period ......................................................................................................................................
$ 873,078 $ 864,889
* Share transaction amounts (in thousands) for the periods ended December 31, 2025 and December 31, 2024 were as follows:
2025 2024
Shares Dollars Shares Dollars
Proceeds from shares sold 3,230 $ 28,015 4,751 $ 41,341
Proceeds from reinvestment of distributions 4,514 39,327 4,865 41,974
Payments for shares redeemed (9,344) (81,312) (6,067) (53,494)
Total increase (decrease)
(1,600) $ (13,970) 3,549 $ 29,821

See accompanying notes which are an integral part of the financial statements.
88 Strategic Bond Fund
Russell Investment Funds
Strategic Bond Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 8.48 8.83 8.74 10.46 10.88
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.36 .40 .33 .18 .12
$ Net Realized and Unrealized Gain (Loss) .26 (.33) .01 (1.67) (.32)
$ Total from Investment Operations .62 .07 .34 (1.49) (.20)
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.40) (.42) (.25) (.17) (.09)
$ Distributions from Net Realized Gain — — — (.01) (.13)
$ Return of Capital — — — (.05) —
$ Total Distributions (.40) (.42) (.25) (.23) (.22)
$ Net Asset Value, End of Period 8.70 8.48 8.83 8.74 10.46
% Total Return
(±)
7.35 .83 4.02 (14.28) (1.82)
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 873,078 864,889 869,188 846,669 1,025,812
Ratio to average net assets:
– – – – –
% Expenses, Gross .65 .65 .66 .66 .66
% Expenses, Net
(Ƃ)
.64 .65 .66 .66 .66
% Net Investment Income
(Ƃ)
4.1 5 4.55 3.75 1.91 1.12
% Portfolio Turnover Rate 52 94 85 63 93

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 89
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of December 31, 2025 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2025, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended December 31, 2025 and December 31, 2024, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
Advisory fees $ 400,187
Administrative fees 37,054
Transfer agent fees 3,262
Trustees' fees 5,192
$ 445,695
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 153,080 $ 508,906 $ 595,370 $ (13) $ 2 $ 66,605 $ 3,639 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 888,348,053 $ 12,739,583 $ (25,740,851) $ (13,001,268)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
Net Unrealized
Appreciation
(Depreciation)*
Other Book/Tax
Differences**
Post October
Losses
Deferred***
Total
Accumulated
Earnings
(Losses)
$ 335,521 $ (156,661,214) $ (13,027,806) $ — $ — $ (169,353,499)
*
Includes Unrealized Appreciation/Depreciation on foreign currency.
**
Other Book/Tax Differences represent differences related to timing.
***
Post-October Losses represent certain ordinary, specific and/or capital losses incurred after October 31 of the previous year. These losses are deemed to arise on the first day of the funds' next taxable year.
December 31, 2025 December 31, 2024
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 39,326,646 $ — $ — $ 41,974,085 $ — $ —

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
90 Strategic Bond Fund
At December 31, 2025, there were no adjustments made to the Statement of Assets and Liabilities.
Total distributable earnings (losses)
$ —
Additional paid-in capital
—
Federal Income Taxes, continued

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 91
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 93.7%
Australia - 6.0%
Charter Hall Group(ö) 250,946 4,080
Dexus (ö) 1,248,747 5,758
Gemlife Communities Group(Æ) 310,253 1,049
Goodman Group(ö) 1,222,702 25,138
HomeCo Daily Needs Real Estate
Investment Trust(ö)(Þ) 920,147 836
Ingenia Communities Group(ö) 811,333 2,788
Mirvac Group(ö) 1,805,977 2,465
NEXTDC, Ltd.(Æ) 185,775 1,546
Scentre Group(ö) 3,378,486 9,435
Stockland(ö) 1,038,783 3,959
Vicinity, Ltd.(ö) 1,063,795 1,810
58,864
Belgium - 1.2%
Aedifica SA(ö) 79,268 6,271
Montea NV(ö) 1,839 158
Shurgard Self Storage, Ltd.(ö) 4,434 152
VGP NV 11,444 1,321
Warehouses De Pauw CVA(ö) 146,875 3,812
11,714
Canada - 1.2%
Chartwell Retirement Residences 276,291 4,046
Choice Properties Real Estate Investment
Trust(ö) 334,450 3,609
First Capital Real Estate Investment
Trust(ö) 319,428 4,398
12,053
China - 0.1%
GDS Holdings, Ltd. Class A(Æ) 199,400 869
France - 2.7%
ARGAN SA(ö) 13,054 1,011
Covivio SA(ö) 46,472 3,088
Klepierre SA(ö) 231,648 9,172
Mercialys SA(ö) 140,879 1,828
Unibail - Rodamco -Westfield(ö) 102,462 11,136
26,235
Germany - 2.2%
LEG Immobilien SE 27,012 1,973
Sirius Real Estate, Ltd.(ö) 1,786,810 2,310
TAG Immobilien AG 402,847 6,248
Vonovia SE 384,512 11,086
21,617
Hong Kong - 3.0%
Henderson Land Development Co., Ltd. 674,000 2,432
Hongkong Land Holdings, Ltd. 880,200 6,109
Link REIT(ö) 1,824,843 8,128
Sun Hung Kai Properties, Ltd. 794,052 9,633
Wharf Real Estate Investment Co., Ltd. 1,029,000 3,242
29,544
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Japan - 9.5%
Activia Properties, Inc.(ö) 2,396 2,153
Daiwa Securities Living Investments
Corp.(ö) 3,427 2,492
GLP J-REIT(ö) 2,418 2,299
Industrial & Infrastructure Fund
Investment Corp.(ö) 350 344
Invincible Investment Corp.(ö) 3,937 1,619
Japan Hotel REIT Investment Corp.(ö) 864 451
Japan Metropolitan Fund Investment
Corp.(ö) 7,742 6,127
Japan Prime Realty Investment Corp.(ö) 856 578
Japan Real Estate Investment Corp.(ö) 4,783 3,995
KDX Realty Investment Corp. Class A(ö) 5,843 6,556
Keihanshin Building Co., Ltd. 224,500 2,762
Mitsubishi Estate Co., Ltd. 643,492 15,672
Mitsui Fudosan Co., Ltd. 1,233,133 14,030
Mitsui Fudosan Logistics Park, Inc.(ö) 6,165 4,798
Mori Trust Sogo REIT, Inc.(ö) 2,991 1,491
Nippon Accommodations Fund, Inc.(ö) 1,637 1,405
Nippon Building Fund, Inc.(ö) 1,298 1,183
Nippon Prologis REIT, Inc.(ö) 10,612 6,289
Nomura Real Estate Master Fund, Inc.(ö) 5,147 5,689
Sumitomo Realty & Development Co.,
Ltd. 524,000 13,132
93,065
Netherlands - 0.2%
CTP NV(Þ) 82,707 1,733
Singapore - 3.2%
CapitaLand Ascendas REIT(ö) 1,141,700 2,509
CapitaLand Integrated Commercial Trust
Class A(ö) 3,025,649 5,612
Capitaland Investment, Ltd. 718,200 1,514
Centurion Accommodation REIT(Æ)(ö) 6,956,200 6,000
City Developments, Ltd. 413,900 2,571
Digital Core REIT Management Pte , Ltd.
(ö) 3,065,300 1,560
Frasers Centrepoint Trust(ö) 209,900 380
Keppel REIT(ö) 2,945,800 2,231
Lendlease Global Commercial REIT(ö) 4,902,400 2,362
Mapletree Logistics Trust(ö) 3,074,000 3,151
Parkway Life Real Estate Investment
Trust(ö) 216,555 687
Suntec Real Estate Investment Trust(ö) 1,614,900 1,806
UOL Group, Ltd. 131,600 894
31,277
Spain - 0.5%
Cellnex Telecom SA(Þ) 34,905 1,123
Merlin Properties Socimi SA(ö) 235,725 3,432
4,555
Sweden - 1.7%
Atrium Ljungberg AB Class B 137,425 496
Castellum AB 121,393 1,400
Catena AB 61,213 2,997

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
92 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fastighets AB Balder Class B(Æ) 891,581 6,589
Nyfosa AB 87,288 704
Swedish Logistic Property AB Class
B(Æ) 224,916 1,009
Wihlborgs Fastigheter AB 317,228 3,138
16,333
Switzerland - 1.3%
Swiss Prime Site AG Class A 81,029 12,591
United Kingdom - 3.5%
Big Yellow Group PLC(ö) 193,340 2,715
British Land Co. PLC (The)(ö) 881,537 4,768
Derwent London PLC(ö) 57,718 1,344
Grainger PLC(ö) 775,939 1,898
Land Securities Group PLC(ö) 442,776 3,685
Life Science REIT PLC(Æ)(ö) 712,241 377
LondonMetric Property PLC(ö) 3,469,958 8,838
PRS REIT PLC (The)(ö) 53,079 81
Safestore Holdings PLC(ö) 117,002 1,161
Segro PLC(ö) 770,683 7,455
Shaftesbury Capital PLC(ö) 156,534 305
UNITE Group PLC (The)(ö) 262,907 1,976
34,603
United States - 57.4%
Agree Realty Corp.(ö) 203,345 14,647
American Healthcare REIT, Inc.(ö) 113,898 5,360
American Homes 4 Rent Class A(ö) 168,971 5,424
Brixmor Property Group, Inc.(ö) 323,753 8,489
Broadstone Net Lease, Inc.(ö) 64,415 1,119
BXP, Inc.(ö) 161,527 10,900
Caesars Entertainment, Inc.(Æ) 125,314 2,931
Camden Property Trust(ö) 31,316 3,447
CareTrust REIT, Inc.(ö) 114,794 4,151
Crown Castle, Inc.(ö) 122,858 10,918
CubeSmart (ö) 83,318 3,004
Digital Realty Trust, Inc.(ö) 202,535 31,334
EastGroup Properties, Inc.(ö) 65,114 11,599
Equinix , Inc.(ö) 43,215 33,110
Equity Residential(ö) 317,523 20,017
Essential Properties Realty Trust, Inc.(ö) 335,336 9,946
Essex Property Trust, Inc.(ö) 59,140 15,476
Extra Space Storage, Inc.(ö) 174,571 22,733
First Industrial Realty Trust, Inc.(ö) 159,473 9,133
Gaming and Leisure Properties, Inc.(ö) 85,718 3,831
Healthcare Realty Trust, Inc.(ö) 544,546 9,230
Highwoods Properties, Inc.(ö) 3,318 86
Host Hotels & Resorts, Inc.(ö) 1,007,070 17,855
Hudson Pacific Properties, Inc.(Æ)(ö) 88,789 962
Invitation Homes, Inc.(ö) 476,121 13,231
Iron Mountain, Inc.(ö) 166,366 13,800
Kilroy Realty Corp.(ö) 208,152 7,779
Kimco Realty Corp.(ö) 547,715 11,102
Kite Realty Group Trust(ö) 202,091 4,844
Mid-America Apartment Communities,
Inc.(ö) 81,759 11,357
National Storage Affiliates Trust(ö) 34,344 969
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Omega Healthcare Investors, Inc.(ö) 279,150 12,378
OUTFRONT Media, Inc.(ö) 74,477 1,795
PACS Group, Inc.(Æ) 39,186 1,504
Prologis, Inc.(ö) 387,038 49,409
Public Storage(ö) 31,882 8,273
Realty Income Corp.(ö) 351,713 19,826
Regency Centers Corp.(ö) 116,348 8,031
SBA Communications Corp.(ö) 867 168
Simon Property Group, Inc.(ö) 159,273 29,483
Smartstop Self Storage REIT, Inc.(ö) 125,945 3,897
Sun Communities, Inc.(ö) 141,096 17,483
UDR, Inc.(ö) 180,094 6,606
Ventas, Inc.(ö) 154,206 11,932
VICI Properties, Inc.(ö) 127,536 3,586
Welltower , Inc.(ö) 360,743 66,957
Weyerhaeuser Co.(ö) 101,711 2,410
562,522
Total Common Stocks
(cost $718,114) 917,575
Warrants and Rights - 0.0%
Singapore - 0.0%
Keppel REIT(Æ)
 Rights 677,534 8
Total Warrants and Rights
(cost $—) 8
Short-Term Investments - 5.5%
United States - 5.5%
U.S. Cash Management Fund(@) 53,493,454 (∞) 53,494
Total Short-Term Investments
(cost $53,484) 53,494
Total Investments - 99.2%
(identified cost $771,598) 971,077
Other Assets and Liabilities,
Net - 0.8%
8,249
Net Assets - 100.0%
979,326

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 93
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
0.4%
Cellnex Telecom SA 11/06/23 EUR 34,905 35.03 1,223
1,123
CTP NV 04/06/21 EUR 82,707 16.40 1,356
1,733
HomeCo Daily Needs Real Estate Investment Trust 09/04/25 AUD 920,147 0.91 838 836
3,692
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 1,557 USD 55,709 03/26 11
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 11
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 106 EUR 90 01/02/26 —
Bank of America JPY 35,102 USD 225 01/05/26 1
Bank of America JPY 71,841 USD 461 01/06/26 2
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 3
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 58,864 $ — $ — $ 58,864
Belgium — 11,714 — — 11,714
Canada 12,053 — — — 12,053
China — 869 — — 869
France — 26,235 — — 26,235
Germany — 21,617 — — 21,617
Hong Kong — 29,544 — — 29,544
Japan — 93,065 — — 93,065
Netherlands — 1,733 — — 1,733
Singapore — 31,277 — — 31,277
Spain — 4,555 — — 4,555
Sweden — 16,333 — — 16,333
Switzerland — 12,591 — — 12,591

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
94 Global Real Estate Securities Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
United Kingdom — 34,603 — — 34,603
United States 562,522 — — — 562,522
Warrants and Rights — 8 — — 8
Short-Term Investments — — — 53,494 53,494
Total Investments 574,575 343,008 — 53,494 971,077
Other Financial Instruments
Assets
Futures Contracts 11 — — — 11
Foreign Currency Exchange Contracts 3 — — — 3
Total Other Financial Instruments
*
$ 14 $ — $ — $ — $ 14
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended December 31, 2025, if any, see note 2 in the Notes to Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of December 31, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Diversified ..........................................................................................
201,719 20 .6
Healthcare ..........................................................................................
116,246 11 .9
Industrial ............................................................................................
126,213 12 .9
Lodging/Resorts .................................................................................
36,273 3 .7
Office ..................................................................................................
55,813 5 .7
Residential ..........................................................................................
128,512 13 .1
Retail ..................................................................................................
141,734 14 .5
Self Storage ........................................................................................
42,903 4 .4
Technology .........................................................................................
68,162 6 .9
Warrants and Rights .............................................................
8 —
**
Short-Term Investments .......................................................
53,494 5 .5
Total Investments ............................................................................... 971,077 99 .2
**
Less than .05% of net assets.

Russell Investment Funds
Global Real Estate Securities Fund
Fair Value of Derivative Instruments — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 95
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 3
Variation margin on futures contracts* 11 —
Total
$ 11 $ 3
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (45) $ —
Foreign currency exchange contracts — (92)
Total
$ ( 4 5) $ (92)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0
Futures contracts $ 2,143 $ —
Foreign currency exchange contracts — (21)
Total
$ 2,143 $ (21)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2025
See accompanying notes which are an integral part of the financial statements.
96 Global Real Estate Securities Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 3 $ — $ 3
Total Financial and Derivative Assets
3 — 3
Financial and Derivative Assets not subject to a netting agreement
(3) — (3)
Total Financial and Derivative Assets subject to a netting agreement
$ — $ — $ —
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 97
Statement of Assets and Liabilities — December 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 771,598
Investments, at fair value(>) ........................................................................................................................................................
971,077
Foreign currency holdings(^) ....................................................................................................................................................... 2,058
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 3
Receivables:
Dividends and interest ...................................................................................................................................................... 3,113
Dividends from affiliated funds ....................................................................................................................................... 134
Investments sold ............................................................................................................................................................... 2,409
Fund shares sold ............................................................................................................................................................... 58
Foreign capital gains taxes recoverable ........................................................................................................................... 371
From broker(a) ................................................................................................................................................................. 3,622
Variation margin on futures contracts .............................................................................................................................. 16
Total assets ...............................................................................................................................................................
982,861
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 2,439
Fund shares redeemed ...................................................................................................................................................... 199
Accrued fees to affiliates .................................................................................................................................................. 715
Other accrued expenses .................................................................................................................................................... 182
Total liabilities ...........................................................................................................................................................
3,535
Net Assets ...............................................................................................................................................................
$ 979,326
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 48,337
Shares of beneficial interest .........................................................................................................................................................
709
Additional paid-in capital ............................................................................................................................................................
930,280
Net Assets ...............................................................................................................................................................
$ 979,326
(>)   Investments in affiliates, U.S. Cash Management Fund ..................................................................................................... $ 53,494
(^)     Foreign currency holdings - cost ........................................................................................................................................ $ 2,061
(a)     Receivable from Broker for Futures ................................................................................................................................... $ 3,622
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ..................................................................................................................................................... $ 13.81
Net assets ............................................................................................................................................................................. $ 979,325,898
Shares outstanding ($.01 par value) ..................................................................................................................................... 70,907,889
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
98 Global Real Estate Securities Fund
Statement of Operations — For the Period Ended December 31, 2025
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 3 1 , 150
Dividend distributions from affiliated funds .................................................................................................................... 1,734
Interest .............................................................................................................................................................................. 124
Less foreign taxes withheld ............................................................................................................................................. (1,039)
Total investment income ..............................................................................................................................................................
31, 969
Expenses
Advisory fees ................................................................................................................................................................... 7,705
Administrative fees .......................................................................................................................................................... 482
Custodian fees .................................................................................................................................................................. 93
Transfer agent fees .......................................................................................................................................................... 42
Professional fees .............................................................................................................................................................. 120
Trustees’ fees .................................................................................................................................................................... 52
Printing fees ..................................................................................................................................................................... 24
Miscellaneous .................................................................................................................................................................. 135
Total expenses ..............................................................................................................................................................................
8,653
Net investment income (loss) .......................................................................................................................................................
2 3 , 316
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 3, 084
Investments in affiliated funds ......................................................................................................................................... (9)
Futures contracts .............................................................................................................................................................. (45)
Foreign currency exchange contracts ............................................................................................................................... (92)
Foreign currency-related transactions .............................................................................................................................. 287
Net realized gain (loss) ................................................................................................................................................................
3,2 25
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 50,784
Investments in affiliated funds ......................................................................................................................................... 11
Futures contracts .............................................................................................................................................................. 2,143
Foreign currency exchange contracts ............................................................................................................................... (21)
Foreign currency-related transactions .............................................................................................................................. 74
Net change in unrealized appreciation (depreciation) ................................................................................................................. 52,991
Net realized and unrealized gain (loss) ........................................................................................................................................ 56, 2 1 6
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 79,532

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 99
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended December 31,
2025 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 2 3 , 316 $ 22,943
Net realized gain (loss) ................................................................................................................ 3,2 25 3,368
Net change in unrealized appreciation (depreciation) ................................................................. 52,991 (10,678)
Net increase (decrease) in net assets from operations ....................................................................... 79,532 15,633
Distributions
To shareholders ............................................................................................................................ (41,146) (21,676)
Net decrease in net assets from distributions ..................................................................................... (41,146) (21,676)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 12,124 (14,703)
Total Net Increase (Decrease) in Net Assets ...................................................................
50,510 (20,746)
Net Assets
Beginning of period ........................................................................................................................... 928,816 949,562
End of period ......................................................................................................................................
$ 979,326 $ 928,816
* Share transaction amounts (in thousands) for the periods ended December 31, 2025 and December 31, 2024 were as follows:
2025 2024
Shares Dollars Shares Dollars
Proceeds from shares sold 2,342 $ 31,887 2,501 $ 32,730
Proceeds from reinvestment of distributions 2,995 41,146 1,637 21,676
Payments for shares redeemed (4,443) (60,909) (5,019) (69,109)
Total increase (decrease)
894 $ 12,124 (881) $ (14,703)

See accompanying notes which are an integral part of the financial statements.
100 Global Real Estate Securities Fund
Russell Investment Funds
Global Real Estate Securities Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 13.27 13.39 12.34 17.22 14.37
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ) (Ƃ)
.33 .32 .35 .28 .36
$ Net Realized and Unrealized Gain (Loss) .80 (.13) .93 (4.86) 3.44
$ Total from Investment Operations 1.13 .19 1.28 (4.58) 3.80
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.59) (.31) (.23) (.11) (.78)
$ Distributions from Net Realized Gain — — — (.12) (.17)
$ Return of Capital — — — (.07) —
$ Total Distributions (.59) (.31) (.23) (.30) (.95)
$ Net Asset Value, End of Period 13.81 13.27 13.39 12.34 17.22
% Total Return
(±)
8.59 1.42 10.55 (26.77) 27.19
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 979,326 928,816 949,562 859,585 1,145,337
Ratio to average net assets:
– – – – –
% Expenses, Gross .90 .91 .90 .91 .91
% Expenses, Net
(Ƃ)
.90 .91 .90 .91 .91
% Net Investment Income
(Ƃ)
2. 42 2.41 2.82 1.99 2.22
% Portfolio Turnover Rate 67 74 63 68 68

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 101
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of December 31, 2025 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2025, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended December 31, 2025 and December 31, 2024, respectively, the Fund made the following tax basis distributions:
Advisory fees $ 664,136
Administrative fees 41,508
Transfer agent fees 3,654
Trustees' fees 5,712
$ 715,010
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 46,970 $ 275,976 $ 269,454 $ (9) $ 11 $ 53,494 $ 1,734 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 812,716,374 $ 168,020,253 $ (9,659,473) $ 158,360,780
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
Net Unrealized
Appreciation
(Depreciation)*
Other Book/Tax
Differences**
Post October
Losses
Deferred***
Total
Accumulated
Earnings
(Losses)
$ — $ (110,020,613) $ 158,369 ,369 $ — $ (11,344) $ 48, 337 , 412
*
Includes Unrealized Appreciation/Depreciation on foreign currency.
**
Other Book/Tax Differences represent differences related to timing.
***
Post-October Losses represent certain ordinary, specific and/or capital losses incurred after October 31 of the previous year. These losses are deemed to arise on the first day of the funds' next taxable year.
December 31, 2025 December 31, 2024
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 41,146,436 $ — $ — $ 21,676,140 $ — $ —

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
102 Global Real Estate Securities Fund
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to foreign currency gains or losses, reclassifications of dividends and/or differences in treatment of income from swaps. These adjustments have no impact on the net assets.
At December 31, 2025, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Total distributable earnings (losses)
$ 493
Additional paid-in capital
(493)
Federal Income Taxes, continued

Russell Investment Funds
Notes to Schedule of Investments — December 31, 2025
Notes to Schedule of Investments 103
Footnotes:
Abbreviations:
ADR - American Depositary Receipt
ADS - American Depositary Share
AONIA - Australian Overnight Index Average
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BDR - Brazilian Depository Receipts
BUBOR –Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CORRA- Canadian Overnight Repo Rate Average
CPI - Consumer Price Index
CVO - Contingent Value Obligation
EBITDA – Earnings Before Interest, Taxes, Depreciation, and Amortization
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
EUTA – Eurozone Tobacco Index
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
(Æ) Non-income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates fair value.
(ž) Rate noted is yield-to-maturity from date of acquisition.
(æ)
Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933, as amended (“the Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional amount in thousands.
(∞) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund.
(
i)
All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(
Š)
Value was determined using significant unobservable inputs.
(~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
Consumer Price Index (CPI) or other contractual arrangements.
(@) Affiliate.
(Ÿ) Rate noted is dividend yield at period end.
(¢) Date shown reflects next contractual call date.
(Œ) Unfunded loan agreement.
(Ð) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street.
(0)
Weekly payment frequency.
(1)
Monthly payment frequency.
(2)
Quarterly payment frequency.
(3)
Semi-annual payment frequency.
(4)
Annual payment frequency.
(5)
Payment at termination.

Russell Investment Funds
Notes to Schedule of Investments, continued — December 31, 2025
104 Notes to Schedule of Investments
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offered Rate
HICP – Harmonized Index of Consumer Prices
JIBAR - Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
NSA – Not Seasonally Adjusted
NSERO – India National Stock Exchange Offered Rate
NVDR - Non-Voting Depository Receipt
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
SONIA – Sterling Overnight Index Average
STIBOR – Stockholm Interbank Offered Rate
STRIPS - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
TONAR – Tokyo Overnight Average Rate
UK - United Kingdom
WTI – West Texas Intermediate
Foreign Currency Abbreviations:
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON – Romanian new leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNH – Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU – Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN – Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS – Ghanaian cedi PHP - Philippine peso

Russell Investment Funds
Notes to Financial Highlights — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Notes to Financial Highlights 105
(ƥ) Average daily shares outstanding were used for this calculation.
(Ƃ) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”).
(Ɵ) Less than $.01 per share.
(±) The total return does not reflect any Insurance Company Separate Account or Policy Charges.
(∆) For the following funds, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended U.S. Strategic Equity Fund U.S. Small Cap Equity Fund
December 31, 2025 0.79% 1.02%
December 31, 2024 0.80% 1.03%
December 31, 2023 0.82% 1.02%
December 31, 2022 0.84% 1.03%
December 31, 2021 N/A 1.05%

Russell Investment Funds
Notes to Financial Statements — December 31, 2025
106 Notes to Financial Statements
1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds. These financial statements report on five of these funds (each a “Fund” and collectively the “Funds”).
The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment
Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Third Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s
Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.
Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified,
“period” (as used within the financial statements) refers to the twelve months ended December 31, 2025.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies including, but not limited to, Accounting Standards Codification 946. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
Segment Reporting
Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023- 07, Segment Reporting (Topic 280)
– Improvements to Reportable Segment Disclosures defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses and has operating results that are regularly reviewed by its chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Russell Investments’
Executive Committee is the CODM. Each Fund is a single reporting segment since the CODM evaluates each Fund holistically. The
CODM uses total returns, Fund expense information, and share transactions data consistent with that which is presented in the Funds’
financial statements to assess the single segment performance and make decisions. The accounting policies of the segment are the same as those described in this “Significant Accounting Policies” note. Segment assets and significant expenses are reflected in each
Fund’s Statement of Assets and Liabilities and Statement of Operations, respectively.
Security Valuation
The Funds value portfolio instruments according to securities valuation procedures, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Funds. With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated Russell Investment
Management, LLC (“RIM”), the Funds’ adviser, as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the
Investment Company Act. However, the Board retains oversight over the valuation process.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2025
Notes to Financial Statements 107
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange, are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American
Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level 2 of the fair value hierarchy. Such fixed income securities that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Repurchase agreements are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the NAV per share of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies.
Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2025
108 Notes to Financial Statements
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight Index Swap (“OIS”) rate and Secured Overnight Financing Rate (“SOFR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of portfolio instruments that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing more often (typically daily)
since significant events may occur between the close of foreign markets and the time of pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing.
For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. index); a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
The U.S. Strategic Equity, U.S. Small Cap Equity, International Developed Markets and Global Real Estate Securities Funds had no
transfers into or out of Level 3 for the period ended December 31, 2025.
The Strategic Bond Fund had transfers out of Level 3 into Level 2 representing financials instruments for which approved vendor sources became available or inputs became observable. The amount transferred was $4,008,724.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes or pricing service prices are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIM and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIM applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIM believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIM would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2025
Notes to Financial Statements 109
RIM employs third-party pricing vendors to provide fair value measurements. RIM oversees third-party pricing service providers in order to support the valuation process.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable inputs used in fair value measurement of certain of the Funds’ private equity securities include market data of comparable public companies, discount rates, Earnings Before Interest, Taxes, Depreciation, and Amortization (“EBITDA”)
multiples, and future projected cash flows for the portfolio company. These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Increases (decreases) in the discount rates would result in a lower (higher)
fair value measurement, while increases (decreases) in EBITDA multiples and projected cash flows would result in a higher (lower)
fair value measurement.
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
Significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIM may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy.
Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIM does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIM is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management’s estimates. Interest income is recorded daily on the accrual basis. The Strategic Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. Losses realized on principal paydowns may result in negative interest income on the Fund’s Statement of Operations if there is insufficient interest income to offset such losses. All premiums and discounts, including original issue discounts, are amortized/accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
Federal Income Taxes
Each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2025
110 Notes to Financial Statements
Each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue
Code of 1986, as amended (the “Code”), and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. As of December 31, 2025, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended December 31, 2022 through December 31, 2024, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Income Taxes Paid
The Funds did not pay any federal, state, or local taxes during the period ended December 31, 2025. Additionally, the Funds did not pay any material foreign income taxes during the period ended December 31, 2025. Accordingly, no disaggregated disclosure of income taxes paid by jurisdiction has been presented.
Dividends and Distributions to Shareholders
For all Funds, income, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:
The Funds intend to distribute substantially all of the distributions they receive from real estate investment trust (“REIT”) investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Funds may also realize capital gains on the sale of REIT shares and other investments.
Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or Russell Investments Fund
Services, LLC (“RIFUS”), the Funds’ administrator and transfer agent. Whenever an expense can be attributed to a particular Fund, the expense is charged to that Fund. Common expenses are allocated among the Funds based primarily upon their relative net assets.
Declared Payable Funds
Quarterly April, July, October and
Mid-December
U.S. Strategic Equity, U.S. Small Cap Equity,
Strategic Bond and Global Real Estate Securities
Funds
Annually Mid-December International Developed Markets Fund

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2025
Notes to Financial Statements 111
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
Capital Gains Taxes
The Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The
International Developed Markets, Strategic Bond, and Global Real Estate Securities Funds may record a deferred capital gains tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes as of
December 31, 2025. The accrual for capital gains and repatriation taxes is included in total distributable earnings (losses) in the
Statements of Assets and Liabilities. The amounts related to capital gains and repatriation taxes are included in net realized gain
(loss) on investments and change in unrealized gain (loss) on investments in the Statements of Operations.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include, among others, options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign currency exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause such Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, operational risk, legal risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange- traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the broker’s customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2025
112 Notes to Financial Statements
transactions are detailed in the Statements of Assets and Liabilities as receivables for variation margin on futures contracts and payables for variation margin on futures contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at fair value (securities) or receivable from broker. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.
The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements
of Operations, for the period ended December 31, 2025, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.
The financial derivative instruments outstanding as of period end on the Schedules of Investments and the amount of net realized gain
(loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed on the Fair Value of Derivative Instruments tables, serve as indicators of the volume of financial derivative activity for the Funds.
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to facilitate settlement of securities transactions and may enter into these contracts in order to “lock in” the U.S. dollar price of a security that they plan to buy or sell. Certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. Certain Funds may also purchase or sell foreign currencies, mainly through the use of forward currency contracts or currency futures contracts, for speculative purposes based on judgments regarding the direction of the market for a particular foreign currency or currencies.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.
For the period ended December 31, 2025, the following Funds entered into FX contracts primarily for the strategies listed below:
Options
Certain Funds may purchase and sell (write) both call and put options on securities, securities indexes, foreign currencies and other assets. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write)
call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-
market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
Funds Strategies
U.S. Strategic Equity Fund Hedging
U.S. Small Cap Equity Fund Hedging
International Developed Markets Fund Return enhancement, hedging, exposing cash to markets and trade settlement
Strategic Bond Fund Return enhancement and hedging
Global Real Estate Securities Fund Exposing cash to markets and trade settlement

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2025
Notes to Financial Statements 113
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Certain Funds may enter into swaptions (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended December 31 2025, the Funds did not purchase or sell any options.
Futures Contracts
Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended December 31, 2025, the following Funds entered into futures contracts primarily for the strategies listed below:
Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
Certain Funds may enter into several different types of swap agreements including credit default, interest rate, total return (equity and/or index) and/or currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as SOFR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties’ obligations are determined on a “net basis”. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
Funds Strategies
U.S. Strategic Equity Fund Exposing cash to markets
U.S. Small Cap Equity Fund Exposing cash to markets
International Developed Markets Fund Return enhancement, hedging and exposing cash to markets
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets
Global Real Estate Securities Fund Exposing cash to markets

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2025
114 Notes to Financial Statements
Credit Default Swaps
The Strategic Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the seller may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund would enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, the Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (i.e., the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Strategic Bond Fund may use credit default swaps on asset-
backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/
or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2025
Notes to Financial Statements 115
include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset- backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/
performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments
(undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December 31, 2025, for which the Fund is the seller of protection, are disclosed in the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the
Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended December 31, 2025, the Strategic Bond Fund entered into credit default swaps primarily for return enhancement, hedging and exposing cash to markets.
Interest Rate Swaps
Certain Funds may enter into interest rate swaps. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, a Fund’s risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.
For the period ended December 31, 2025, the Strategic Bond Fund entered into interest rate swaps primarily for return enhancement, hedging and exposing cash to markets.
Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2025
116 Notes to Financial Statements
For the period ended December 31, 2025, the Funds did not enter into any total return swaps.
Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.
For the period ended December 31, 2025, the Funds did not enter into any currency swaps.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for, among other things, general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The
Master Repo Agreements contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements contain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master Agreements,
Master Repo Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master
Agreement with the same legal entity.
Loan Agreements
The Strategic Bond Fund may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution
(the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement.
When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan.
Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2025
Notes to Financial Statements 117
frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds seek to minimize this risk by entering into agreements only with counterparties that
RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.
Credit Linked Notes
Certain Funds may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a
“reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.
Short Sales
The U.S. Strategic Equity and U.S. Small Cap Equity Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. A Fund will realize a gain if the security declines in price between those dates. Short sales expose a Fund to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When a Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. The U.S. Strategic Equity Fund and U.S. Small Cap Equity Fund may engage in short sale transactions that are effected through State Street Bank and Trust Company (“State Street”) but reserve the right to engage in short sale transactions through one or more other counterparties. For short sale transactions effected through State Street, the Funds typically expect to collateralize short sale transactions through the Funds’ respective reciprocal lending activity with State
Street (i.e., short sale transactions are collateralized by securities loaned to State Street for purposes of securities lending activities).
The Funds may also deliver cash to State Street for purposes of collateralizing their short sales transactions or “memo pledge”
securities as collateral, whereby assets are designated as collateral by State Street on State Street’s books but remain in a Fund’s custody account. Similar to the risks generally applicable to securities lending arrangements, participation in the reciprocal lending program subjects these Funds to the risk that State Street could fail to return a security lent to it by a Fund, or fail to return the Fund’s cash collateral, a risk which would increase with any decline in State Street’s credit profile. However, the impact of State Street’s failure to return a security lent to it by a Fund, or failure to return a Fund’s cash collateral, would be mitigated by the Fund’s right under such circumstances to decline to return the securities the Fund initially borrowed from State Street with respect to its short sale transactions. This risk may be heightened during periods of market stress and volatility, particularly if the type of collateral provided is different than the type of security borrowed (e.g., cash is provided as collateral for a loan of an equity security). To the extent necessary to meet collateral requirements associated with a short sale transaction involving a counterparty other than State Street, the Funds are required to pledge assets in a segregated account maintained by the Funds’ custodian for the benefit of the broker. The
Funds may also use securities they own to meet any such collateral obligations. These requirements may result in the Funds being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in the Funds needing to sell holdings at a disadvantageous time to satisfy their obligations.
If the Fund’s prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Fund may lose money.
Dividend expenses for short sales are recorded on the ex-dividend date while interest expenses on short sales are accrued daily.

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2025
118 Notes to Financial Statements
As of December 31, 2025, the market value of securities on loan through the reciprocal lending program for the U.S. Strategic Equity and U.S. Small Cap Equity Funds was $20,493,435 and $6,676,935, respectively.
As of December 31, 2025, the U.S. Strategic Equity and U.S. Small Cap Equity Funds held $42,876,040 and $9,478,019 respectively, as collateral for short sales.
Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the
U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Emerging market countries typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Moreover, it can be more difficult for investors to bring litigation or enforce judgments against issuers in emerging markets or for U.S. regulators to bring enforcement actions against such issuers. Emerging market countries may also be more likely to experience the imposition of economic sanctions by foreign governments.
Emerging Markets Debt
The Strategic Bond Fund may invest in emerging markets debt. The Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, potentially due either to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
Repurchase Agreements
The Strategic Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.
Mortgage-Related and Other Asset-Backed Securities
The Strategic Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non- agency mortgages”).
Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2025
Notes to Financial Statements 119
in MBS, a Fund has exposure to prime loans, subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to prime, subprime, Alt-A and non-conforming mortgage loans may be susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a
Fund’s portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.
Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2025
120 Notes to Financial Statements
housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates.
The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and
(ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.
Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.
Forward Commitments
The Strategic Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
The Strategic Bond Fund may invest in to-be-announced (“TBA”) mortgage-backed securities. A TBA security is a forward mortgage-
backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The Fund may enter into TBA commitments to purchase securities and/or enter into TBA sale commitments to hedge its portfolio positions, to sell securities it owns under delayed delivery arrangements, or take a short position in mortgage-backed securities. Due to timing differences, TBAs may be reflected as Securities Sold Short in the Schedule of Investments. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry
“good delivery” standards.

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2025
Notes to Financial Statements 121
Inflation-Indexed Bonds
The Strategic Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.
Guarantees
Under the Investment Company’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Investment Company. Additionally, in the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds’
financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the
Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.
Global financial markets are increasingly interconnected and political and economic conditions (including instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. This could occur whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected. Such conditions and/or events may not have the same impact on all types of securities and may expose a
Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by a Fund. This could cause a
Fund to underperform other types of investments.
Russia’s large-scale invasion of Ukraine in early 2022 and the geo-political events that followed have impacted the Funds’ operations.
The Funds are restricted from trading and repatriating any currency or securities denominated in Russian Rubles, therefore the fair value of Russian securities held by the Funds were valued at zero shortly after the invasion. Certain of these securities may have produced income prior to the onset of the conflict, but are considered non-income producing until income balances are able to be repatriated in the future.
3. Investment Transactions
Securities
During the period ended December 31, 2025, the Funds’ purchases and sales of investment securities (excluding U.S. government and agency obligations, short-term investments, derivatives and repurchase agreements) were as follows:
During the period ended December 31, 2025, the Funds’ purchases and sales of U.S. government and agency obligations (excluding short-term investments, derivatives and repurchase agreements) were as follows:
Funds Purchases Sales
U.S. Strategic Equity Fund $ 362,446,180 $ 414,571,420
U.S. Small Cap Equity Fund 169,370,433 190,142,350
International Developed Markets Fund 125,822,728 160,694,929
Strategic Bond Fund 419,450,850 320,812,602
Global Real Estate Securities Fund 617,079,909 610,067,498

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2025
122 Notes to Financial Statements
4. Related Party Transactions, Fees and Expenses
Adviser, Administrator and Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. From its advisory fees received from the Funds, RIM, as agent for RIF, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIF has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. RIFUS is the Funds’ administrator and transfer agent. RIFUS, in its capacity as the Funds’ administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds’ transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-
owned subsidiary of Russell Investments Group, Ltd.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. RIM has waived its 0.05% advisory fee for the unregistered fund. RIFUS charges a 0.05% administrative fee to the unregistered fund. Each Fund’s investment in the U.S. Cash
Management Fund is disclosed within the Fund’s Schedule of Investments.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for disclosure of transactions with affiliated companies.
Each of the Funds pays the following annual advisory fee directly to RIM, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. The annual administrative fee of up to 0.05% specified in the table below is based on the average daily net assets of each Fund and is payable monthly to RIFUS.
* Administrative fees are assessed on total Fund net assets based on a tiered fee schedule.
The following table shows the total amount of each of these fees paid by the Funds for the period ended December 31, 2025:
Waivers and Reimbursements
RIM has contractually agreed to waive a portion of its advisory fees and reimburse certain expenses for certain Funds. These arrangements are not part of the advisory agreement with the Investment Company and may be changed or discontinued. The following paragraphs list the waivers that were in effect for the period ended December 31, 2025. Each waiver and reimbursement may not be terminated during the relevant period except with Board approval.
Fund Purchases Sales
Strategic Bond Fund 86,470,380 56,163,596
Annual Rate
Funds Advisory (%) Administration (%)*
U.S. Strategic Equity Fund 0.73 Up to 0.05
U.S. Small Cap Equity Fund 0.90 Up to 0.05
International Developed Markets Fund 0.90 Up to 0.05
Strategic Bond Fund 0.55 Up to 0.05
Global Real Estate Securities Fund 0.80 Up to 0.05
Funds Advisory Administrative
U.S. Strategic Equity Fund
$ 4,516,007 $ 309,315
U.S. Small Cap Equity Fund
1,806,069 100,337
International Developed Markets Fund
3,356,526 186,474
Strategic Bond Fund
4,778,884 434,444
Global Real Estate Securities Fund
7,704,997 481,562

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2025
Notes to Financial Statements 123
For the U.S. Strategic Equity Fund, RIM contractually agreed, until April 30, 2025, to waive 0.04% of its advisory fee. Effective May
1, 2025, RIM contractually agreed, until April 30, 2026, to waive 0.04% of its advisory fee. The total amount of the waiver for the period ended December 31, 2025 was $247,452.
For the U.S. Small Cap Equity Fund, RIM contractually agreed, until April 30, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent that direct Fund-level expenses exceed 1.05% of the average daily net assets of the Fund on an annual basis. Effective May
1, 2025, RIM contractually agreed, until April 30, 2026, to waive up to the full amount of its advisory fee and then to reimburse the
Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent that direct Fund-
level expenses exceed 1.05% of the average daily net assets of the Fund on an annual basis. Effective June 1, 2025, RIM contractually agreed, until April 30, 2026, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-
level expenses, excluding dividend and interest expenses on short sales, to the extent that direct Fund-level expenses exceed 1.026%
of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include contingency fees paid to vendors for foreign tax reclaims and for certain securities litigation recoveries, infrequent and/or unusual expenses (including litigation expenses) or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
The total amount of the waiver for the period ended December 31, 2025 was $49,367. There were no reimbursements for the period ended December 31, 2025.
For the International Developed Markets Fund, RIM contractually agreed, until April 30, 2025, to waive 0.02% of its advisory fee.
Effective May 1, 2025, RIM contractually agreed, until April 30, 2026, to waive 0.02% of its advisory fee. Effective June 1, 2025,
RIM contractually agreed, until April 30, 2026, to waive 0.05% of its advisory fee. The total amount of the waiver for the period ended December 31, 2025 was $142,795.
For the Strategic Bond Fund, RIM contractually agreed, until April 30, 2025, to waive 0.01% of its advisory fee. Effective May 1,
2025, RIM contractually agreed, until April 30, 2026, to waive 0.01% of its advisory fee. The total amount of the waiver for the period ended December 31, 2025 was $86,889.
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended December 31, 2025 were as follows:
Distributor
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, serves as the distributor for
RIF, pursuant to a distribution agreement with RIF. The Distributor receives no compensation from the Investment Company for its services.
Affiliated Brokerage Transactions
Substantially all of the equity transactions that RIM effects for the Funds are executed through Russell Investments Implementation
Services, LLC (“RIIS”), a registered broker and an affiliate of RIM. This presents a conflict of interest because RIIS generates revenue from executing equity transactions for the Funds, which is a financial incentive for RIM to favor the ongoing selection of
RIIS for execution of the Funds’ equity transactions. To oversee its use of RIIS to execute equity transactions for the Funds, RIM reviews third-party reports regarding RIIS’ trade execution quality and commission rates relative to commission rates for comparable services. RIIS uses a multi-venue trade approach whereby RIIS trades through its network of independent venues, including third-
party brokers for clearing and settlement services, to which RIIS pays a portion of its commission.
Funds Amount
U.S. Strategic Equity Fund
$ 27,220
U.S. Small Cap Equity Fund
8,830
International Developed Markets Fund
16,410
Strategic Bond Fund
38,231
Global Real Estate Securities Fund
42,378

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2025
124 Notes to Financial Statements
A money manager may effect portfolio transactions for the segment of a Fund’s portfolio assigned to the money manager with a broker-dealer affiliated with a Fund, the money manager or RIM, including RIIS, as well as with brokers affiliated with other money managers.
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser
(or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a -7 of the Investment Company
Act. Further, as defined under the procedures, each transaction is effected at the current market value.
During the period ended December 31, 2025, the Funds did not engage in purchases and sales of securities pursuant to Rule 17a -7 of the Investment Company Act.
Board of Trustees (Form N-CSR Item 10)
The Russell Investments fund complex consists of Russell Investment Company (“RIC”), RIF, Russell Investments Exchange
Traded Funds (“RIETF”), the Russell Investments Strategic Credit Fund (“RISCF”), and the Russell Investments New Economy
Infrastructure Fund (“RINEIF”). Each of the Trustees on the Board is a Trustee of RIC, RIF, RIETF, RISCF, and RINEIF. The Russell
Investments fund complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments fund complex.
For the period ended December 31, 2025, the total compensation paid to the Trustees by the Russell Investments fund complex was
$2,344,000. Trustees’ fees accrued for each Fund for the period ended December 31, 2025 are shown in each Fund’s Statement of
Operations.
5. Federal Income Taxes
As of December 31, 2025, the following Funds had net tax basis capital loss carryforwards which may be applied against net realized taxable gains, if any. Available capital loss carryforwards are as follows:
6. Record Ownership
As of December 31, 2025, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
7. Commitments and Contingencies
The Strategic Bond Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Schedule of Investments. The unfunded loan commitments are footnoted in the Schedule of Investments. As of December 31, 2025, the Funds had no unfunded loan commitments.
8. Line of Credit
The Funds participate in a $200 million unsecured line of credit agreement with State Street Bank and Trust Company (the “Credit
Agreement”), which is currently in effect through March 11, 2026, but may be renewed on an annual basis thereafter. Borrowings made by the Funds will be utilized solely for temporary or emergency purposes as contemplated by the Investment Company Act including, without limitation, funding shareholder redemptions. Interest on borrowing is charged to a Fund at a variable rate as determined in accordance with the Credit Agreement. In addition, a commitment fee computed at an annual rate of 0.20% on the daily unused portion of the line of credit is allocated among the participating Funds pro-rata based on average daily net assets for
No Expiration
Funds Short-Term Long-Term Totals
Strategic Bond Fund
$ 63,667 ,827 $ 92,993,387 $ 156,661,214
Global Real Estate Securities Fund
89,683,808 20,336,805 110,020,613
Funds # of Shareholders %
U.S. Strategic Equity Fund
2 75.8
U.S. Small Cap Equity Fund
2 85.9
International Developed Markets Fund
2 80.0
Strategic Bond Fund
1 66.7
Global Real Estate Securities Fund
3 93.0

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2025
Notes to Financial Statements 125
the applicable period. The Funds are subject to certain covenants contained in the Credit Agreement. Failure to comply with these covenants could cause the acceleration of the repayment of the amount outstanding under the Credit Agreement.
Expenses associated with the line of credit, such as legal fees and the commitment fee, are shown on the Statement of Operations as miscellaneous fees. The Funds did not make any borrowings under the line of credit during the period ended December 31, 2025.
9. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and determined no events have occurred that require disclosure.

Report of Independent Registered Public Accounting Firm
126 Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Russell Investment Funds and Shareholders of U.S. Strategic Equity Fund, U.S. Small Cap
Equity Fund, International Developed Markets Fund, Strategic Bond Fund and Global Real Estate Securities Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of U.S. Strategic
Equity Fund, U.S. Small Cap Equity Fund, International Developed Markets Fund, Strategic Bond Fund and Global Real Estate
Securities Fund (five of the funds constituting Russell Investment Funds, hereafter collectively referred to as the “Funds”) as of
December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31,
2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
Seattle, WA
February 13, 2026
We have served as the auditor of one or more investment companies in the Russell Investments family of funds since 1981.
PricewaterhouseCoopers LLP, 1420 Fifth Avenue, Suite 2800, Seattle, WA 98101
T: (206) 398 3000, www.pwc.com/us

Russell Investment Funds
Tax Information — December 31, 2025 (Unaudited)
Tax Information 127
For the tax year ended December 31, 2025, the Funds designate 100% or the maximum amount allowable, of their net taxable income as qualified dividends taxed at individual net capital gain rates.
The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:
Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as long-term capital gain dividends for their taxable year ended December 31, 2025:
The Funds listed below paid foreign taxes and recognized foreign source income during the taxable year ended December 31,
2025. Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following per share amounts of foreign taxes paid and income earned from foreign sources:
Please consult a tax adviser for any questions about federal or state income tax laws.
U.S. Strategic Equity Fund
36.8%
U.S. Small Cap Equity Fund
100.0%
U.S. Strategic Equity Fund
$ 48,154,861
U.S. Small Cap Equity Fund
4,440,773
International Developed Markets Fund
14,152,096
Funds
Foreign
Taxes Paid
Foreign
Taxes
Paid
Per Share
Foreign Source
Income
Foreign
Source
Income Per
Share
International Developed Markets Fund $ 1,020,095 $ 0.0360 $ 9,170,225 $ 0.3236

Russell Investment Funds
Affiliated Brokerage Transactions — December 31, 2025 (Unaudited)
128 Affiliated Brokerage Transactions
As discussed in Note 4 in the Notes to Financial Statements, substantially all of the equity transactions that RIM effects for the
Funds are executed through Russell Investments Implementation Services, LLC (“RIIS”), a registered broker and an affiliate of
RIM. This presents a conflict of interest because RIIS generates revenue from executing equity transactions for the Funds, which is a financial incentive for RIM to favor the ongoing selection of RIIS for execution of the Funds’ equity transactions. To oversee its use of RIIS to execute equity transactions for the Funds, RIM reviews third-party reports regarding RIIS’ trade execution quality and commission rates relative to commission rates for comparable services. RIIS uses a multi-venue trade approach whereby RIIS trades through its network of independent venues, including third-party brokers for clearing and settlement services, to which RIIS pays a portion of its commission. A money manager may effect portfolio transactions for the segment of a Fund’s portfolio assigned to the money manager with a broker-dealer affiliated with a Fund, the money manager or RIM, including RIIS, as well as with brokers affiliated with other money managers. RIIS may also execute foreign currency transactions (“FX transactions”) on an agency basis on behalf of the Funds. RIIS may charge the Funds an agency fee for effecting FX transactions.
The table below sets forth: (1) the aggregate dollar amount of brokerage commissions paid by the Funds for the period ended
December 31, 2025 to any broker that is an affiliated person of a Fund, RIM or the relevant money manager; (2) for RIIS, an affiliated person of RIM, the net amount of the RIIS commission after payment by RIIS of any commissions or fees to third party brokers, generally for clearing and settlement services; and (3) agency fees paid to RIIS for effecting foreign currency transactions
("FX Fees").
Funds Affiliated Broker
Total
Commissions RIIS Net RIIS FX Fees
U.S. Strategic Equity Fund RIIS $ 19,445 $ 17,245 $
—
U.S. Small Cap Equity Fund RIIS 62,465 52,376 116
International Developed Markets Fund RIIS 48,959 38,488 26,721
Global Real Estate Securities Fund RIIS 158,616 129,178 45,629

Russell Investment Funds
Adviser, Money Managers and Service Providers — December 31, 2025
(Unaudited)
Adviser, Money Managers and Service Providers 129
Interested Trustee
Vernon Barback
Independent Trustees
Michelle L. Cahoon
Michael Day
Julie Dien Ledoux
Jeremy May
Ellen M. Needham
Jeannie Shanahan
Raymond P. Tennison, Jr.
Jack R. Thompson
Officers
Vernon Barback, President and Chief Executive Officer
Cheryl Wichers, Chief Compliance Officer
Ross Erickson, Treasurer, Chief Accounting Officer and
Chief Financial Officer
Kate El-Hillow, Chief Investment Officer
Mary Beth Albaneze, Secretary and Chief Legal Officer
Adviser
Russell Investment Management, LLC
401 Union Street
18th Floor
Seattle, WA 98101
Administrator and Transfer and Dividend
Disbursing Agent
Russell Investments Fund Services, LLC
401 Union Street
18th Floor
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
401 Union Street
18th Floor
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
401 Union Street
18th Floor
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
Money Managers
U.S. Strategic Equity Fund
Brandywine Global Investment Management, LLC,
Philadelphia, PA
Jacobs Levy Equity Management, Inc., Florham Park, NJ
J.P. Morgan Investment Management Inc., New York, NY
William Blair Investment Management, LLC, Chicago, IL
U.S. Small Cap Equity Fund
Ancora Advisors, LLC, Mayfield Heights, OH
Boston Partners Global Investors, Inc., Boston, MA
Calamos Advisors LLC, Naperville, IL
Copeland Capital Management, LLC, Conshohocken, PA
DePrince, Race & Zollo, Inc., Winter Park, FL
Jacobs Levy Equity Management, Inc., Florham Park, NJ
Lord, Abbett & Co. LLC, Jersey City, NJ
Penn Capital Management Company, LLC, Philadelphia, PA
Ranger Investment Management, L.P., Dallas, TX
International Developed Markets Fund
Intermede Investment Partners Limited, London, UK and
Intermede Global Partners Inc., San Francisco, CA
Pzena Investment Management LLC, New York, NY
Wellington Management Company LLP, Boston, MA
Strategic Bond Fund
Allspring Global Investments, LLC, Charlotte, NC
RBC Global Asset Management (U.S.) Inc., Minneapolis,
MN and RBC Global Asset Management (UK) Limited,
London, UK
Schroder Investment Management North America Inc., New
York, NY
Global Real Estate Securities Fund
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, UK and Cohen &
Steers Asia Limited, Hong Kong, China
RREEF America L.L.C., Chicago, IL, DWS Investments
Australia Limited, Sydney, Australia and DWS
Alternatives Global Limited, London, UK, operating
under the brand name DWS
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Russell Investment Funds
401 Union Street
18
th
Floor
Seattle, WA 98101
800-787-7354
Fax: 206-505-3495

2025 ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
DECEMBER 31, 2025
FUND
Moderate Strategy Fund
Balanced Strategy Fund
Aggressive Strategy Fund (formerly, Growth Strategy Fund)
Equity Aggressive Strategy Fund (formerly, Equity Growth Strategy Fund)

Russell Investment Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
These financial statements report
on four of these Funds.

Page
Moderate Strategy Fund (Form N-CSR Item 7) 3
Balanced Strategy Fund (Form N-CSR Item 7) 10
Aggressive Strategy Fund (Form N-CSR Item 7) 17
Equity Aggressive Strategy Fund (Form N-CSR Item 7) 24
Notes to Financial Highlights (Form N-CSR Item 7) 31
Notes to Financial Statements (Form N-CSR Item 7) 32
Report of Independent Registered Public Accounting Firm 38
Tax Information 39
Adviser and Service Providers 40
Russell Investment Funds
LifePoints
®
Funds
Variable Target Portfolio Series
Annual Financial Statements and Other Information
December 31, 2025
Table of Contents

Russell Investment Funds - LifePoints
®
Funds Variable Target Portfolio Series
Copyright © Russell Investments 2026. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-
controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of
Russell Investments.
Indices and benchmarks are unmanaged and cannot be invested in directly. Returns represent past performance, are not a guarantee of future performance, and are not indicative of any specific investment. Index return information is provided by vendors and although deemed reliable, is not guaranteed by Russell Investments or its affiliates.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Russell Investment Funds
Moderate Strategy Fund
Schedule of Investments — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 3
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 2.0%
RIF Global Real Estate Securities Fund 94,055 1,299
Domestic Equities - 16.0%
RIF U.S. Small Cap Equity Fund 88,070 1,274
RIF U.S. Strategic Equity Fund 413,294 9,109
10,383
Fixed Income - 53.8%
RIC Long Duration Bond Fund Class Y 319,839 2,539
RIC Opportunistic Credit Fund Class Y 294,238 2,539
RIC Short Duration Bond Fund Class Y 167,747 3,174
RIF Strategic Bond Fund 3,056,185 26,589
34,841
International Equities - 20.4%
RIC Emerging Markets Fund Class Y 76,947 1,610
RIC Global Equity Fund Class Y 888,357 9,861
RIF International Developed Markets Fund 122,075 1,705
13,176
Multi-Asset - 7.9%
RIC Multi-Strategy Income Fund Class Y 500,215 5,097
Total Investments in Affiliated Funds
(cost $60,433) 64,796
Total Investments - 100.1%
(identified cost $60,433 ) 64,796
Other Assets and Liabilities, Net - (0.1)%
(35)
Net Assets - 100.0%
64,761

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
4 Moderate Strategy Fund
Statement of Assets and Liabilities — December 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 60, 433
Investments, at fair value(>) ........................................................................................................................................................
64,796
Receivables:
Fund shares sold ............................................................................................................................................................... 8
From affiliates .................................................................................................................................................................. 7
Total assets ...............................................................................................................................................................
64,811
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 9
Accrued fees to affiliates .................................................................................................................................................. 3
Other accrued expenses .................................................................................................................................................... 38
Total liabilities ...........................................................................................................................................................
50
Net Assets ...............................................................................................................................................................
$ 64,761
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 3,755
Shares of beneficial interest .........................................................................................................................................................
63
Additional paid-in capital ............................................................................................................................................................
60,943
Net Assets ...............................................................................................................................................................
$ 64,761
(>)   Investments in affiliated funds ............................................................................................................................................ $ 64,796
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ...................................................................................................................................................... $ 10.25
Net assets ............................................................................................................................................................................. $ 64,761,446
Shares outstanding ($.01 par value) ..................................................................................................................................... 6,320,897
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 5
Statement of Operations — For the Period Ended December 31, 2025
Amounts in thousands
Investment Income
Dividend distributions from affiliated funds ................................................................................................................................ $ 2 , 412
Expenses
Advisory fees ................................................................................................................................................................... 132
Administrative fees .......................................................................................................................................................... 28
Custodian fees .................................................................................................................................................................. 23
Transfer agent fees .......................................................................................................................................................... 3
Professional fees .............................................................................................................................................................. 40
Trustees’ fees .................................................................................................................................................................... 4
Printing fees ..................................................................................................................................................................... 13
Miscellaneous .................................................................................................................................................................. 7
Expenses before reductions .............................................................................................................................................. 250
Expense reductions .......................................................................................................................................................... (158)
Net expenses ................................................................................................................................................................................
92
Net investment income (loss) .......................................................................................................................................................
2 , 320
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 365
Capital gain distributions from affiliated funds ............................................................................................................... 1,338
Net realized gain (loss) ................................................................................................................................................................
1,7 03
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 3, 568
Net change in unrealized appreciation (depreciation) ................................................................................................................. 3, 568
Net realized and unrealized gain (loss) ........................................................................................................................................ 5 , 271
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 7,591

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
6 Moderate Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended December 31,
2025 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 2 , 320 $ 2,415
Net realized gain (loss) ................................................................................................................ 1,7 03 1,887
Net change in unrealized appreciation (depreciation) ................................................................. 3, 568 167
Net increase (decrease) in net assets from operations ....................................................................... 7,591 4,469
Distributions
To shareholders ............................................................................................................................ (2,785) (2,415)
Net decrease in net assets from distributions ..................................................................................... (2,785) (2,415)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (6,223) (6,549)
Total Net Increase (Decrease) in Net Assets ...................................................................
(1,417) (4,495)
Net Assets
Beginning of period ........................................................................................................................... 66,178 70,673
End of period ......................................................................................................................................
$ 64,761 $ 66,178
* Share transaction amounts (in thousands) for the periods ended December 31, 2025 and December 31, 2024 were as follows:
2025 2024
Shares Dollars Shares Dollars
Proceeds from shares sold 173 $ 1,710 211 $ 2,018
Proceeds from reinvestment of distributions 279 2,785 255 2,415
Payments for shares redeemed (1,073) (10,718) (1,151) (10,982)
Total increase (decrease)
(621) $ (6,223) (685) $ (6,549)

See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 7
Russell Investment Funds
Moderate Strategy Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 9.53 9.27 8.46 10.47 10.48
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(‡)(Ƃ)
. 35 .33 .21 .14 .36
$ Net Realized and Unrealized Gain (Loss) . 80 .26 .74 (1.75) .48
$ Total from Investment Operations 1.15 .59 .95 (1.61) .84
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.43) (.33) (.14) (.16) (.46)
$ Distributions from Net Realized Gain — — — (.24) (.39)
$ Total Distributions (.43) (.33) (.14) (.40) (.85)
$ Net Asset Value, End of Period 10.25 9.53 9.27 8.46 10.47
% Total Return
(◊)
12.24 6.48 11.32 (15.65) 8.23
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 64,761 66,178 70,673 71,991 96,988
Ratio to average net assets:
– – – – –
% Expenses, Gross
(∏)
.38 .38 .37 .37 .3 6
% Expenses, Net
(∏)(Ƃ)
.14 .14 .14 .14 .14
% Net Investment Income
(‡)(Ƃ)
3 . 52 3.48 2.42 1.57 3.36
% Portfolio Turnover Rate 18 8 32 6 53

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
8 Moderate Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of December 31, 2025 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2025 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2025, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
Administrative fees $ 2,344
Transfer agent fees 243
Trustees' fees 413
$ 3,000
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
RIF Global Real Estate Securities
Fund $ 1,910 $ 197 $ 864 $ (124) $ 180 $ 1,299 $ 61 $ —
RIF U.S. Small Cap Equity Fund 1,612 218 596 66 (26) 1,274 30 28
RIF U.S. Strategic Equity Fund 9,607 1,558 2,461 363 42 9,109 158 684
RIC Long Duration Bond Fund 3,963 341 1,902 (6) 143 2,539 100 —
RIC Opportunistic Credit Fund — 2,884 372 1 26 2,539 134 —
RIC Short Duration Bond Fund 3,338 426 619 8 21 3,174 161 —
RIF Strategic Bond Fund 27,285 3,179 4,594 (612) 1,331 26,589 1,210 —
RIC Emerging Markets Fund 1,299 494 638 83 372 1,610 34 —
RIC Global Equity Fund 10,281 1,729 3,425 436 840 9,861 239 567
RIF International Developed
Markets Fund 1,630 313 541 143 160 1,705 67 59
RIC Multi-Strategy Income Fund 5,301 326 1,016 7 479 5,097 218 —
$ 66,226 $ 11,665 $ 17,028 $ 365 $ 3,568 $ 64,796 $ 2,412 $ 1,338
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 61,611,666 $ 5,419,542 $ (2,235,360) $ 3,184,182
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
Net Unre alized
Appreciation
(Depreciation)*
Other Book/Tax
Differences**
Post October
Losses
Deferred***
Total
Accumulated
Earnings
(Losses)
$ 154,289 $ 686,492 $ 3,184,182 $ (269,900) $ — $ 3,755,063
*
Includes Unrealized Appreciation/Depreciation on foreign currency.
**
Other Book/Tax Differences represent differences related to timing.
***
Post-October Losses represent certain ordinary, specific and/or capital losses incurred after October 31 of the previous year. These losses are deemed to arise on the first day of the fund’s next taxable year.

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 9
For the fiscal years ended December 31, 2025 and December 31, 2024, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and/or differences in treatment of income from swaps. These adjustments have no impact on the net assets.
At December 31, 2025, there were no adjustments made to the Statement of Assets and Liabilities.
December 31, 2025 December 31, 2024
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 2,785,381 $ — $ — $ 2,414,781 $ — $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—
Federal Income Taxes, continued

Russell Investment Funds
Balanced Strategy Fund
Schedule of Investments — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
10 Balanced Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 4.0%
RIC Global Infrastructure Fund Class Y 440,803 4,369
RIF Global Real Estate Securities Fund 319,560 4,413
8,782
Domestic Equities - 21.1%
RIF U.S. Small Cap Equity Fund 375,310 5,427
RIF U.S. Strategic Equity Fund 1,875,561 41,337
46,764
Fixed Income - 33.4%
RIC Long Duration Bond Fund Class Y 820,228 6,513
RIC Opportunistic Credit Fund Class Y 503,600 4,346
RIF Strategic Bond Fund 7,228,063 62,884
73,743
International Equities - 34.6%
RIC Emerging Markets Fund Class Y 367,229 7,682
RIC Global Equity Fund Class Y 5,676,896 63,014
RIF International Developed Markets Fund 415,776 5,808
76,504
Multi-Asset - 6.9%
RIC Multi-Strategy Income Fund Class Y 1,496,182 15,246
Total Investments in Affiliated Funds
(cost $192 ,912) 221,039
Total Investments - 100.0%
(identified cost $192,912) 221,039
Other Assets and Liabilities, Net - (0.0)%
(83)
Net Assets - 100.0%
220,956

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 11
Statement of Assets and Liabilities — December 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 19 2 , 912
Investments, at fair value(>) ........................................................................................................................................................
221,039
Receivables:
Fund shares sold ............................................................................................................................................................... 5
Total assets ...............................................................................................................................................................
221,044
Liabilities
Payables:

Total liabilities ...........................................................................................................................................................
88
Net Assets ...............................................................................................................................................................
$ 220,956
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 31,021
Shares of beneficial interest .........................................................................................................................................................
212
Additional paid-in capital ............................................................................................................................................................
189,723
Net Assets ...............................................................................................................................................................
$ 220,956
(>)   Investments in affiliated funds ............................................................................................................................................ $ 221,039
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ....................................................................................................................................................... $ 10.41
Net assets ............................................................................................................................................................................. $ 220,955,937
Shares outstanding ($.01 par value) ..................................................................................................................................... 21,219,038
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
12 Balanced Strategy Fund
Statement of Operations — For the Period Ended December 31, 2025
Amounts in thousands
Investment Income
Dividend distributions from affiliated funds ................................................................................................................................ $ 7 , 110
Expenses
Advisory fees ................................................................................................................................................................... 429
Administrative fees .......................................................................................................................................................... 91
Custodian fees .................................................................................................................................................................. 22
Transfer agent fees .......................................................................................................................................................... 9
Professional fees .............................................................................................................................................................. 49
Trustees’ fees .................................................................................................................................................................... 12
Printing fees ..................................................................................................................................................................... 10
Miscellaneous .................................................................................................................................................................. 14
Expenses before reductions .............................................................................................................................................. 636
Expense reductions .......................................................................................................................................................... (335)
Net expenses ................................................................................................................................................................................
301
Net investment income (loss) .......................................................................................................................................................
6 , 809
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 3, 094
Capital gain distributions from affiliated funds ............................................................................................................... 6,988
Net realized gain (loss) ................................................................................................................................................................
10 , 082
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 1 3 , 228
Net change in unrealized appreciation (depreciation) ................................................................................................................. 1 3 , 228
Net realized and unrealized gain (loss) ........................................................................................................................................ 23 , 310
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 30,119

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 13
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended December 31,
2025 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 6 , 809 $ 6,302
Net realized gain (loss) ................................................................................................................ 10 , 082 8,347
Net change in unrealized appreciation (depreciation) ................................................................. 1 3 , 228 4,975
Net increase (decrease) in net assets from operations ....................................................................... 30,119 19,624
Distributions
To shareholders ............................................................................................................................ (16,758) (6,302)
Net decrease in net assets from distributions ..................................................................................... (16,758) (6,302)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (3,974) (14,844)
Total Net Increase (Decrease) in Net Assets ...................................................................
9,387 (1,522)
Net Assets
Beginning of period ........................................................................................................................... 211,569 213,091
End of period ......................................................................................................................................
$ 220,956 $ 211,569
* Share transaction amounts (in thousands) for the periods ended December 31, 2025 and December 31, 2024 were as follows:
2025 2024
Shares Dollars Shares Dollars
Proceeds from shares sold 681 $ 6,819 1,279 $ 12,134
Proceeds from reinvestment of distributions 1,657 16,758 651 6,302
Payments for shares redeemed (2,727) (27,551) (3,457) (33,280)
Total increase (decrease)
(389) $ (3,974) (1,527) $ (14,844)

See accompanying notes which are an integral part of the financial statements.
14 Balanced Strategy Fund
Russell Investment Funds
Balanced Strategy Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 9.79 9.21 8.17 10.28 10.26
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(‡)(Ƃ)
. 32 .28 .17 .14 .40
$ Net Realized and Unrealized Gain (Loss) 1 . 10 .59 1.01 (1.78) .89
$ Total from Investment Operations 1.42 .87 1.18 (1.64) 1.29
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.39) (.29) (.12) (.16) (.51)
$ Distributions from Net Realized Gain (.41) — (.02) (.31) (.76)
$ Total Distributions (.80) (.29) (.14) (.47) (1.27)
$ Net Asset Value, End of Period 10.41 9.79 9.21 8.17 10.28
% Total Return
(◊)
14.96 9.48 14.52 (16.35) 13.04
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 220,956 211,569 213,091 203,005 260,415
Ratio to average net assets:
– – – – –
% Expenses, Gross
(∏)
.30 .30 .31 .31 .31
% Expenses, Net
(∏)(Ƃ)
.14 .14 .14 .14 .14
% Net Investment Income
(‡)(Ƃ)
3 . 17 2.91 2.01 1.58 3.76
% Portfolio Turnover Rate 19 11 18 6 47

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 15
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of December 31, 2025 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2025 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2025, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended December 31, 2025 and December 31, 2024, respectively, the Fund made the following tax basis distributions:
Advisory fees $ 12,469
Administrative fees 7,956
Transfer agent fees 824
Trustees' fees 1,295
$ 22,544
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
RIC Global Infrastructure Fund $ 4,226 $ 590 $ 839 $ 59 $ 333 $ 4,369 $ 239 $ 146
RIF Global Real Estate Securities
Fund 5,043 599 1,398 (82) 251 4,413 191 —
RIF U.S. Small Cap Equity Fund 7,290 764 2,700 347 (274) 5,427 132 121
RIF U.S. Strategic Equity Fund 35,067 10,778 6,534 517 1,509 41,337 710 2,906
RIC Long Duration Bond Fund 7,241 1,088 2,084 (5) 273 6,513 236 —
RIC Opportunistic Credit Fund — 4,734 430 (3) 45 4,346 222 —
RIC Short Duration Bond Fund 4,295 58 4,372 126 (107) — 44 —
RIF Strategic Bond Fund 57,315 10,514 6,439 (478) 1,972 62,884 2,787 —
RIC Emerging Markets Fund 6,273 1,523 2,184 289 1,781 7,682 163 —
RIC Global Equity Fund 63,836 7,636 15,848 1,670 5,720 63,014 1,522 3,609
RIF International Developed
Markets Fund 6,229 881 2,323 677 344 5,808 232 206
RIC Multi-Strategy Income Fund 14,852 1,311 2,275 (23) 1,381 15,246 632 —
$ 211,667 $ 40,476 $ 47,426 $ 3,094 $ 13,228 $ 221,039 $ 7,110 $ 6,988
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 195,019,812 $ 33,818,801 $ (7,799,496) $ 26,019,305
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
Net Unrealized
Appreciation
(Depreciation)*
Other Book/Tax
Differences**
Post October
Losses
Deferred***
Total
Accumulated
Earnings
(Losses)
$ 289,082 $ 6,297,207 $ 26,019,305 $ (1,584,458) $ — $ 31,021,136
*
Includes Unrealized Appreciation/Depreciation on foreign currency.
**
Other Book/Tax Differences represent differences related to timing.
***
Post-October Losses represent certain ordinary, specific and/or capital losses incurred after October 31 of the previous year. These losses are deemed to arise on the first day of the fund’s next taxable year.

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
16 Balanced Strategy Fund
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to foreign currency gains or losses, reclassifications of dividends and/or differences in treatment of income from swaps. These adjustments have no impact on the net assets.
At December 31, 2025, there were no adjustments made to the Statement of Assets and Liabilities.
December 31, 2025 December 31, 2024
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 8,075,184 $ 8,682,492 $ — $ 6,302,076 $ — $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—
Federal Income Taxes, continued

Russell Investment Funds
Aggressive Strategy Fund
Schedule of Investments — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
Aggressive Strategy Fund 17
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 5.0%
RIC Global Infrastructure Fund Class Y 362,766 3,595
RIF Global Real Estate Securities Fund 396,272 5,472
9,067
Domestic Equities - 33.4%
RIF U.S. Small Cap Equity Fund 370,977 5,364
RIF U.S. Strategic Equity Fund 2,526,486 55,684
61,048
Fixed Income - 14.3%
RIC Long Duration Bond Fund Class Y 1,123,743 8,923
RIC Opportunistic Credit Fund Class Y 516,898 4,461
RIF Strategic Bond Fund 1,466,925 12,762
26,146
International Equities - 39.5%
RIC Emerging Markets Fund Class Y 432,096 9,039
RIC Global Equity Fund Class Y 4,665,622 51,788
RIF International Developed Markets Fund 819,006 11,442
72,269
Multi-Asset - 7.8%
RIC Multi-Asset Strategy Fund Class Y 1,205,785 14,325
Total Investments in Affiliated Funds
(cost $142,842) 182,855
Total Investments - 100.0%
(identified cost $142,842 ) 182,855
Other Assets and Liabilities, Net - (0.0)%
(68)
Net Assets - 100.0%
182,787

Russell Investment Funds
Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
18 Aggressive Strategy Fund
Statement of Assets and Liabilities — December 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 142, 842
Investments, at fair value(>) ........................................................................................................................................................
182,855
Receivables:
Investments sold ............................................................................................................................................................... 7
Total assets ...............................................................................................................................................................
182,862
Liabilities
Payables:

Total liabilities ...........................................................................................................................................................
75
Net Assets ...............................................................................................................................................................
$ 182,787
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 44,27 7
Shares of beneficial interest .........................................................................................................................................................
163
Additional paid-in capital ............................................................................................................................................................
138,3 47
Net Assets ...............................................................................................................................................................
$ 182,787
(>)   Investments in affiliated funds ............................................................................................................................................ $ 182,855
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ....................................................................................................................................................... $ 11.23
Net assets ............................................................................................................................................................................. $ 182,787,307
Shares outstanding ($.01 par value) ..................................................................................................................................... 16,281,244
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Aggressive Strategy Fund 19
Statement of Operations — For the Period Ended December 31, 2025
Amounts in thousands
Investment Income
Dividend distributions from affiliated funds ................................................................................................................................ $ 5 , 036
Expenses
Advisory fees ................................................................................................................................................................... 359
Administrative fees .......................................................................................................................................................... 76
Custodian fees .................................................................................................................................................................. 22
Transfer agent fees .......................................................................................................................................................... 8
Professional fees .............................................................................................................................................................. 48
Trustees’ fees .................................................................................................................................................................... 10
Printing fees ..................................................................................................................................................................... 10
Miscellaneous .................................................................................................................................................................. 14
Expenses before reductions .............................................................................................................................................. 547
Expense reductions .......................................................................................................................................................... (277)
Net expenses ................................................................................................................................................................................
270
Net investment income (loss) .......................................................................................................................................................
4 , 766
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 2, 422
Capital gain distributions from affiliated funds ............................................................................................................... 7,858
Net realized gain (loss) ................................................................................................................................................................
10, 280
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 13, 749
Net change in unrealized appreciation (depreciation) ................................................................................................................. 13, 749
Net realized and unrealized gain (loss) ........................................................................................................................................ 24,029
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 28,795

Russell Investment Funds
Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
20 Aggressive Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended December 31,
2025 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 4,766 $ 4,482
Net realized gain (loss) ................................................................................................................ 10, 280 8,856
Net change in unrealized appreciation (depreciation) ................................................................. 13, 749 7,196
Net increase (decrease) in net assets from operations ....................................................................... 28,795 20,534
Distributions
To shareholders ............................................................................................................................ (14,131) (4,500)
Net decrease in net assets from distributions ..................................................................................... (14,131) (4,500)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (11,359) (13,404)
Total Net Increase (Decrease) in Net Assets ...................................................................
3,305 2,630
Net Assets
Beginning of period ........................................................................................................................... 179,482 176,852
End of period ......................................................................................................................................
$ 182,787 $ 179,482
* Share transaction amounts (in thousands) for the periods ended December 31, 2025 and December 31, 2024 were as follows:
2025 2024
Shares Dollars Shares Dollars
Proceeds from shares sold 300 $ 3,215 356 $ 3,584
Proceeds from reinvestment of distributions 1,313 14,131 449 4,500
Payments for shares redeemed (2,684) (28,705) (2,126) (21,488)
Total increase (decrease)
(1,071) $ (11,359) (1,321) $ (13,404)

See accompanying notes which are an integral part of the financial statements.
Aggressive Strategy Fund 21
Russell Investment Funds
Aggressive Strategy Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 10.34 9.47 8.16 10.44 10.32
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(‡)(Ƃ)
. 2 8 .25 .15 .11 .46
$ Net Realized and Unrealized Gain (Loss) 1.4 7 .87 1.30 (1.86) 1.27
$ Total from Investment Operations 1.75 1.12 1.45 (1.75) 1.73
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.39) (.25) (.07) (.11) (.51)
$ Distributions from Net Realized Gain (.47) — (.07) (.42) (1.10)
$ Total Distributions (.86) (.25) (.14) (.53) (1.61)
$ Net Asset Value, End of Period 11.23 10.34 9.47 8.16 10.44
% Total Return
(◊)
17.45 11.94 17.96 (17.20) 17.44
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 182,787 179,482 176,852 163,476 209,426
Ratio to average net assets:
– – – – –
% Expenses, Gross
(∏)
.30 .31 .31 .31 .3 2
% Expenses, Net
(∏) (Ƃ)
.15 .15 .15 .15 .15
% Net Investment Income
(‡)(Ƃ)
2 . 65 2.46 1.71 1.23 4.20
% Portfolio Turnover Rate 18 8 30 5 53

Russell Investment Funds
Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
22 Aggressive Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of December 31, 2025 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2025 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2025, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
Advisory fees $ 10,488
Administrative fees 6,603
Transfer agent fees 684
Trustees' fees 1,111
$ 18,886
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
RIC Global Infrastructure Fund $ 3,551 $ 525 $ 810 $ 58 $ 271 $ 3,595 $ 198 $ 121
RIF Global Real Estate Securities
Fund 5,916 783 1,437 (140) 350 5,472 234 —
RIF U.S. Small Cap Equity Fund 8,045 677 3,342 199 (215) 5,364 141 122
RIF U.S. Strategic Equity Fund 48,245 13,844 9,087 762 1,920 55,684 968 3,971
RIC Long Duration Bond Fund 6,050 4,029 1,424 4 264 8,923 311 —
RIC Opportunistic Credit Fund 3,649 1,472 760 (2) 102 4,461 252 —
RIF Strategic Bond Fund 16,040 2,227 5,918 (963) 1,376 12,762 569 —
RIC Emerging Markets Fund 7,946 1,311 2,671 401 2,052 9,039 193 —
RIC Global Equity Fund 52,649 5,480 12,375 1,213 4,821 51,788 1,270 3,012
RIF International Developed
Markets Fund 13,082 1,691 5,399 751 1,317 11,442 462 412
RIC Multi-Asset Strategy Fund 14,389 1,118 2,812 139 1,491 14,325 438 220
$ 179,562 $ 33,157 $ 46,035 $ 2,422 $ 13,749 $ 182,855 $ 5,036 $ 7,858
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 144,412,150 $ 40,138,902 $ (1,695,765) $ 38,443,137
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
Net Unrealized
Appreciation
(Depreciation)*
Other Book/Tax
Differences**
Post October
Losses
Deferred***
Total
Accumulated
Earnings
(Losses)
$ 60,751 $ 7,328,566 $ 38,446,137 $ (1,558,192) $ — $ 44,27 7 ,262
*
Includes Unrealized Appreciation/Depreciation on foreign currency.
**
Other Book/Tax Differences represent differences related to timing.
***
Post-October Losses represent certain ordinary, specific and/or capital losses incurred after October 31 of the previous year. These losses are deemed to arise on the first day of the fund’s next taxable year.

Russell Investment Funds
Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Aggressive Strategy Fund 23
For the fiscal years ended December 31, 2025 and December 31, 2024, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to foreign currency gains or losses, reclassifications of dividends and/or differences in treatment of income from swaps. These adjustments have no impact on the net assets.
At December 31, 2025, there were no adjustments made to the Statement of Assets and Liabilities.
December 31, 2025 December 31, 2024
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 6,368,520 $ 7,762,610 $ — $ 4,500,462 $ — $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—
Federal Income Taxes, continued

Russell Investment Funds
Equity Aggressive Strategy Fund
Schedule of Investments — December 31, 2025
See accompanying notes which are an integral part of the financial statements.
24 Equity Aggressive Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 5.4%
RIC Global Infrastructure Fund Class Y 104,403 1,035
RIF Global Real Estate Securities Fund 133,123 1,838
2,873
Domestic Equities - 39.6%
RIF U.S. Small Cap Equity Fund 106,569 1,541
RIF U.S. Strategic Equity Fund 881,451 19,427
20,968
Fixed Income - 4.9%
RIC Long Duration Bond Fund Class Y 193,999 1,541
RIC Opportunistic Credit Fund Class Y 118,989 1,027
2,568
International Equities - 42.4%
RIC Emerging Markets Fund Class Y 149,130 3,120
RIC Global Equity Fund Class Y 1,342,766 14,905
RIF International Developed Markets Fund 317,156 4,430
22,455
Multi-Asset - 7.8%
RIC Multi-Asset Strategy Fund Class Y 347,312 4,126
Total Investments in Affiliated Funds
(cost $40,726) 52,990
Total Investments - 100.1%
(identified cost $40,726 ) 52,990
Other Assets and Liabilities, Net - (0.1)%
(32)
Net Assets - 100.0%
52,958

Russell Investment Funds
Equity Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Aggressive Strategy Fund 25
Statement of Assets and Liabilities — December 31, 2025
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 40,7 26
Investments, at fair value(>) ........................................................................................................................................................
52,990
Receivables:
Fund shares sold ............................................................................................................................................................... 4
From affiliates .................................................................................................................................................................. 8
Total assets ...............................................................................................................................................................
53,002
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 4
Accrued fees to affiliates .................................................................................................................................................. 2
Other accrued expenses .................................................................................................................................................... 38
Total liabilities ...........................................................................................................................................................
44
Net Assets ...............................................................................................................................................................
$ 52,958
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 13,564
Shares of beneficial interest .........................................................................................................................................................
47
Additional paid-in capital ............................................................................................................................................................
39,347
Net Assets ...............................................................................................................................................................
$ 52,958
(>)   Investments in affiliated funds ............................................................................................................................................ $ 52,990
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................
$ 11.21
Net assets ............................................................................................................................................................................. $ 52,958,466
Shares outstanding ($.01 par value) ..................................................................................................................................... 4,722,706
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Equity Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
26 Equity Aggressive Strategy Fund
Statement of Operations — For the Period Ended December 31, 2025
Amounts in thousands
Investment Income
Dividend distributions from affiliated funds ................................................................................................................................ $ 1 , 375
Expenses
Advisory fees ................................................................................................................................................................... 103
Administrative fees .......................................................................................................................................................... 22
Custodian fees .................................................................................................................................................................. 23
Transfer agent fees .......................................................................................................................................................... 2
Professional fees .............................................................................................................................................................. 39
Trustees’ fees .................................................................................................................................................................... 3
Printing fees ..................................................................................................................................................................... 14
Miscellaneous .................................................................................................................................................................. 8
Expenses before reductions .............................................................................................................................................. 214
Expense reductions .......................................................................................................................................................... (137)
Net expenses ................................................................................................................................................................................
77
Net investment income (loss) .......................................................................................................................................................
1,298
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 596
Capital gain distributions from affiliated funds ............................................................................................................... 2,51 8
Net realized gain (loss) ................................................................................................................................................................
3,1 14
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 4,3 51
Net change in unrealized appreciation (depreciation) ................................................................................................................. 4,3 51
Net realized and unrealized gain (loss) ........................................................................................................................................ 7,465
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 8,763

Russell Investment Funds
Equity Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Aggressive Strategy Fund 27
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended December 31,
2025 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 1,298 $ 1,111
Net realized gain (loss) ................................................................................................................ 3,114 2,290
Net change in unrealized appreciation (depreciation) ................................................................. 4,351 2,443
Net increase (decrease) in net assets from operations ....................................................................... 8,763 5,844
Distributions
To shareholders ............................................................................................................................ (2,966) (1,110)
Net decrease in net assets from distributions ..................................................................................... (2,966) (1,110)
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ (892) (2,671)
Total Net Increase (Decrease) in Net Assets ...................................................................
4,905 2,063
Net Assets
Beginning of period ........................................................................................................................... 48,053 45,990
End of period ......................................................................................................................................
$ 52,958 $ 48,053
* Share transaction amounts (in thousands) for the periods ended December 31, 2025 and December 31, 2024 were as follows:
2025 2024
Shares Dollars Shares Dollars
Proceeds from shares sold 329 $ 3,436 271 $ 2,600
Proceeds from reinvestment of distributions 277 2,966 115 1,110
Payments for shares redeemed (681) (7,294) (659) (6,381)
Total increase (decrease)
(75) $ (892) (273) $ (2,671)

See accompanying notes which are an integral part of the financial statements.
28 Equity Aggressive Strategy Fund
Russell Investment Funds
Equity Aggressive Strategy Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Per-Share Data – – – – –
$ Net Asset Value, Beginning of Period 10.02 9.07 7.71 9.94 9.50
Income (loss) from investment operations:
— — — — —
$ Net Investment Income (Loss)
(ƥ)(‡)(Ƃ)
. 2 7 .22 .13 .10 .46
$ Net Realized and Unrealized Gain (Loss) 1.54 .96 1.36 (1.81) 1.36
$ Total from Investment Operations 1.81 1.18 1.49 (1.71) 1.82
Less distributions:
– – – – –
$ Distributions from Net Investment Income (.37) (.23) (.05) (.10) (.53)
$ Distributions from Net Realized Gain (.25) — (.08) (.42) (.85)
$ Total Distributions (.62) (.23) (.13) (.52) (1.38)
$ Net Asset Value, End of Period 11.21 10.02 9.07 7.71 9.94
% Total Return
(◊)
18.47 13.09 19.52 (17.68) 19.61
– – – – –
Ratios/Supplemental Data – – – – –
$ Net Assets, End of Period (000) 52,958 48,053 45,990 42,017 52,075
Ratio to average net assets:
– – – – –
% Expenses, Gross
(∏)
.42 .45 .44 .44 .43
% Expenses, Net
(∏) (Ƃ)
.15 .15 .15 .15 .15
% Net Investment Income
(‡)(Ƃ)
2.53 2.29 1.62 1.18 4.38
% Portfolio Turnover Rate 24 11 36 9 48

Russell Investment Funds
Equity Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Aggressive Strategy Fund 29
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of December 31, 2025 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2025 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2025, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended December 31, 2025 and December 31, 2024, respectively, the Fund made the following tax basis distributions:
Administrative fees $ 1,914
Transfer agent fees 199
Trustees' fees 283
$ 2,396
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
RIC Global Infrastructure Fund $ 965 $ 239 $ 257 $ 7 $ 81 $ 1,035 $ 58 $ 35
RIF Global Real Estate Securities
Fund 2,095 516 842 (90) 159 1,838 81 —
RIF U.S. Small Cap Equity Fund 2,663 355 1,424 3 (56) 1,541 46 37
RIF U.S. Strategic Equity Fund 14,705 6,050 2,300 88 884 19,427 339 1,357
RIC Long Duration Bond Fund 1,203 587 301 (3) 55 1,541 55 —
RIC Opportunistic Credit Fund 969 260 227 1 24 1,027 59 —
RIC Emerging Markets Fund 2,861 501 1,100 117 741 3,120 68 —
RIC Global Equity Fund 13,986 2,310 3,091 284 1,416 14,905 365 866
RIF International Developed
Markets Fund 4,780 820 1,944 177 597 4,430 179 159
RIC Multi-Asset Strategy Fund 3,868 639 843 12 450 4,126 125 64
$ 48,095 $ 12,277 $ 12,329 $ 596 $ 4,351 $ 52,990 $ 1,375 $ 2,518
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 41,477,959 $ 11,511,740 $ — $ 11,511,740
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
Net Unrealized
Appreciation
(Depreciation)*
Other Book/Tax
Differences**
Post October
Losses
Deferred***
Total
Accumulated
Earnings
(Losses)
$ 38,182 $ 2,515,989 $ 11,511,740 $ (501,646) $ — $ 13,564,265
* Includes Unrealized Appreciation/Depreciation on foreign currency.
** Other Book/Tax Differences represent differences related to timing.
*** Post-October Losses represent certain ordinary, specific and/or capital losses incurred after October 31 of the previous year. These losses are deemed to arise on the first day of the fund's next taxable year.

Russell Investment Funds
Equity Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
30 Equity Aggressive Strategy Fund
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to foreign currency gains or losses, reclassifications of dividends and/or differences in treatment of income from swaps. These adjustments have no impact on the net assets.
At December 31, 2025, there were no adjustments made to the Statement of Assets and Liabilities.
December 31, 2025 December 31, 2024
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 1,750,852 $ 1,214,977 $ — $ 1,109,856 $ — $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—
Federal Income Taxes, continued

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Highlights — December 31, 2025
Notes to Financial Highlights 31
(ƥ) Average daily shares outstanding were used for this calculation.
(‡) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the
Fund invests.
(∏) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(Ƃ) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”).
(◊) The total return does not reflect any Insurance Company Separate Account or Policy Charges.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements — December 31, 2025
32 Notes to Financial Statements
1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds. These financial statements report on four of these funds (each a “Fund” and collectively the “Funds”).
The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment
Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Third Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s
Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.
Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified,
“period” (as used within the financial statements) refers to the twelve months ended December 31, 2025.
Each of the Funds listed in the table below is a “fund of funds” and diversifies its assets by investing in shares of several other RIF funds and in certain Russell Investment Company (“RIC”) funds (the “Underlying Funds”). These financial statements should be read in conjunction with the financial statements of the Underlying Funds, which can be obtained at russellinvestments.com. Each
Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds.
The following table shows each Fund’s approximate target strategic asset allocation to equity, fixed income, multi-asset and alternative asset classes as of December 31, 2025. The equity Underlying Funds in which the Funds may invest include the RIF
U.S. Strategic Equity, RIF U.S. Small Cap Equity, RIF International Developed Markets, RIC Global Equity and RIC Emerging
Markets Funds. The fixed income Underlying Funds in which the Funds may invest include the RIC Opportunistic Credit, RIC Long
Duration Bond, RIF Strategic Bond, RIC Investment Grade Bond and RIC Short Duration Bond Funds. The multi-asset Underlying
Funds in which the Funds may invest include the RIC Multi-Strategy Income and RIC Multi-Asset Strategy Funds. The alternative
Underlying Funds in which the Funds may invest include the RIC Global Infrastructure and RIF Global Real Estate Securities Funds.
Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.
Russell Investment Management, LLC (“RIM”), the Funds’ investment adviser, may modify the target strategic asset allocation for any Fund, including changes to the Underlying Funds in which a Fund invests, from time to time. RIM’s allocation decisions are generally based on RIM’s outlook on the business and economic cycle, relative market valuations and market sentiment. RIM may change a Fund’s target strategic asset allocation by up to +/-5% at the equity, fixed income, multi-asset or alternative asset class level based on RIM’s capital markets research. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time due to market movements and/or due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. A Fund’s target strategic asset allocation and the Underlying Funds in which a Fund may invest may be changed from time to time without shareholder notice or approval.
* As described above, actual asset allocation may vary.
# Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ
Asset Allocation*
Moderate
Strategy
Fund
Balanced
Strategy
Fund
Aggressive
Strategy
Fund
Equity
Aggressive
Strategy
Fund
Equity
36% 55.5% 72.5% 81.5%
Fixed Income
54% 33.5% 14.5% 5%
Multi-Asset
8% 7% 8% 8%
Alternative #
2% 4% 5% 5.5%

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — December 31, 2025
Notes to Financial Statements 33
from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies including, but not limited to, Accounting Standards Codification 946. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
Segment Reporting
Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023- 07, Segment Reporting (Topic 280)
– Improvements to Reportable Segment Disclosures defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses and has operating results that are regularly reviewed by its chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Russell Investments’
Executive Committee is the CODM. Each Fund is a single reporting segment since the CODM evaluates each Fund holistically. The
CODM uses total returns, Fund expense information, and share transactions data consistent with that which is presented in the Funds’
financial statements to assess the single segment performance and make decisions. The accounting policies of the segment are the same as those described in this “Significant Accounting Policies” note. Segment assets and significant expenses are reflected in each
Fund’s Statement of Assets and Liabilities and Statement of Operations, respectively.
Security Valuation
The Underlying Funds value portfolio instruments according to securities valuation procedures, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Underlying Funds. With respect to an Underlying Fund’s investments that do not have readily available market quotations, the
Board has designated RIM, the Underlying Funds’ adviser, as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act. However, the Board retains oversight over the valuation process. The Funds value the shares of the Underlying Funds at the current NAV per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — December 31, 2025
34 Notes to Financial Statements
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the NAV per share of such investments without further adjustment as a practical expedient.
As of December 31, 2025, all investments held were classified as Level 1 within the fair value hierarchy.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred.
Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.
Federal Income Taxes
Each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
Each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue
Code of 1986, as amended (the “Code”), and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. As of December 31, 2025, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended December 31, 2022 through December 31, 2024, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Income Taxes Paid
The Funds did not pay any federal, state, or local taxes during the period ended December 31, 2025. Additionally, the Funds did not pay any material foreign income taxes during the period ended December 31, 2025. Accordingly, no disaggregated disclosure of income taxes paid by jurisdiction has been presented.
Dividends and Distributions to Shareholders
Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in the Underlying Funds sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — December 31, 2025
Notes to Financial Statements 35
Expenses
Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the Underlying Funds’ fees and expenses incurred indirectly by the Funds will vary.
The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or Russell Investments Fund
Services, LLC (“RIFUS”), the Funds’ administrator and transfer agent. Whenever an expense can be attributed to a particular Fund, the expense is charged to that Fund. Common expenses are allocated among the Funds based primarily upon their relative net assets.
Guarantees
Under the Investment Company’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Investment Company. Additionally, in the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
Market, Credit and Counterparty Risk
In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.
Global financial markets are increasingly interconnected and political and economic conditions (including instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
As a result, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations. This could occur whether or not the Underlying Fund invests in securities of issuers located in or with significant exposure to the countries directly affected. Such conditions and/or events may not have the same impact on all types of securities and may expose an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by an Underlying Fund. This could cause an Underlying Fund to underperform other types of investments.
3. Investment Transactions
Underlying Funds
During the period ended December 31, 2025, purchases and sales of Underlying Funds were as follows:
4. Related Party Transactions, Fees and Expenses
Adviser, Administrator and Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. RIFUS is the Funds’ administrator and transfer agent. RIFUS, in its capacity as the Funds’ administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds’ transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of
RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd.
Funds Purchases Sales
Moderate Strategy Fund $ 11,664,530 $ 17,027,817
Balanced Strategy Fund 40,476,026 47,426,090
Aggressive Strategy Fund 33,157,187 46,034,860
Equity Aggressive Strategy Fund 12,276,5 17 12,329,089

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — December 31, 2025
36 Notes to Financial Statements
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for disclosure of transactions with affiliated companies.
Each Fund pays an annual advisory fee of 0.20% to RIM. In addition, each Fund pays an annual administrative fee of up to 0.0425%
to RIFUS based upon the average daily net assets of the Fund payable on a monthly basis. Administrative fees are assessed on total
Fund net assets based on a tiered fee schedule.
The following table shows the total amount of each of these fees paid by the Funds for the period ended December 31, 2025:
Waivers and Reimbursements
RIM has contractually agreed to waive a portion of its advisory fees and reimburse certain expenses for certain Funds. These arrangements are not part of the advisory agreement with the Investment Company and may be changed or discontinued. The following paragraphs list the waivers that were in effect for the period ended December 31, 2025. With respect to such waivers, direct Fund-level expenses do not include infrequent and/or unusual expenses (including litigation expenses) or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. In addition, each waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the Moderate Strategy Fund, RIM contractually agreed, until April 30, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.14% of the average daily net assets of the Fund on an annual basis. Effective May 1, 2025, RIM contractually agreed, until April 30, 2026, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.14% of the average daily net assets of the Fund on an annual basis.
For the Balanced Strategy Fund, RIM contractually agreed, until April 30, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.14% of the average daily net assets of the Fund on an annual basis. Effective May 1, 2025, RIM contractually agreed, until April 30, 2026, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.14% of the average daily net assets of the Fund on an annual basis.
For the Aggressive Strategy Fund, RIM contractually agreed, until April 30, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.15% of the average daily net assets of the Fund on an annual basis. Effective May 1, 2025, RIM contractually agreed, until April 30, 2026, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.15% of the average daily net assets of the Fund on an annual basis.
For the Equity Aggressive Strategy Fund, RIM contractually agreed, until April 30, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed
0.15% of the average daily net assets of the Fund on an annual basis. Effective May 1, 2025, RIM contractually agreed, until April
30, 2026, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.15% of the average daily net assets of the Fund on an annual basis.
For the period ended December 31, 2025, RIM waived/reimbursed the following expenses:
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Funds Advisory Administrative
Moderate Strategy Fund
$ 131,835 $ 28,015
Balanced Strategy Fund
429,440 91,256
Aggressive Strategy Fund
359,468 76,387
Equity Aggressive Strategy Fund
102,533 21,788
Funds Waiver Reimbursement Total
Moderate Strategy Fund $ 131,835 $ 26,178 $ 158,013
Balanced Strategy Fund 334,685 — 334,685
Aggressive Strategy Fund 276,592 — 276,592
Equity Aggressive Strategy Fund 102,533 34,941 137,474

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — December 31, 2025
Notes to Financial Statements 37
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended December 31, 2025 were as follows:
Distributor
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, serves as the distributor for
RIF, pursuant to a distribution agreement with RIF. The Distributor receives no compensation from the Investment Company for its services.
Board of Trustees (Form N-CSR Item 10)
The Russell Investments fund complex consists of RIC, RIF, Russell Investments Exchange Traded Funds (“RIETF”), the Russell
Investments Strategic Credit Fund (“RISCF”), and the Russell Investments New Economy Infrastructure Fund (“RINEIF”). Each of
the Trustees on the Board is a Trustee of RIC, RIF, RIETF, RISCF, and RINEIF. The Russell Investments fund complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments fund complex.
For the period ended December 31, 2025, the total compensation paid to the Trustees by the Russell Investments fund complex was
$2,344,000. Trustees’ fees accrued for each Fund for the period ended December 31, 2025 are shown in each Fund’s Statement of
Operations.
5. Federal Income Taxes
As of December 31, 2025, there were no net tax basis capital loss carryforwards which may be applied against net realized taxable gains, if any.
6. Record Ownership
As of December 31, 2025, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
7. Line of Credit
The Funds participate in a $200 million unsecured line of credit agreement with State Street Bank and Trust Company (the “Credit
Agreement”), which is currently in effect through March 11, 2026, but may be renewed on an annual basis thereafter. Borrowings made by the Funds will be utilized solely for temporary or emergency purposes as contemplated by the Investment Company Act including, without limitation, funding shareholder redemptions. Interest on borrowing is charged to a Fund at a variable rate as determined in accordance with the Credit Agreement. In addition, a commitment fee computed at an annual rate of 0.20% on the daily unused portion of the line of credit is allocated among the participating Funds pro-rata based on average daily net assets for the applicable period. The Funds are subject to certain covenants contained in the Credit Agreement. Failure to comply with these covenants could cause the acceleration of the repayment of the amount outstanding under the Credit Agreement.
Expenses associated with the line of credit, such as legal fees and the commitment fee, are shown on the Statement of Operations as miscellaneous fees. The Funds did not make any borrowings under the line of credit during the period ended December 31, 2025.
8. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and determined no events have occurred that require disclosure.
Funds Amount
Moderate Strategy Fund
$ 2,900
Balanced Strategy Fund
9,448
Aggressive Strategy Fund
7,908
Equity Aggressive Strategy Fund
2,256
Funds # of Shareholders %
Moderate Strategy Fund
2 96.9
Balanced Strategy Fund
2 94.9
Aggressive Strategy Fund
2 96.7
Equity Aggressive Strategy Fund
2 94.7

Report of Independent Registered Public Accounting Firm
38 Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Russell Investment Funds and Shareholders of Moderate Strategy Fund, Balanced Strategy
Fund, Aggressive Strategy Fund and Equity Aggressive Strategy Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Moderate Strategy
Fund, Balanced Strategy Fund, Aggressive Strategy Fund and Equity Aggressive Strategy Fund (four of the funds constituting
Russell Investment Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended
December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.
Seattle, WA
February 13, 2026
We have served as the auditor of one or more investment companies in the Russell Investments family of funds since 1981.
PricewaterhouseCoopers LLP, 1420 Fifth Avenue, Suite 2800, Seattle, WA 98101
T: (206) 398 3000, www.pwc.com/us

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Tax Information— December 31, 2025 (Unaudited)
Tax Information 39
$
8,682,492
For the tax year ended December 31, 2025, the Funds designate 100% or the maximum amount allowable, of their net taxable income as qualified dividends taxed at individual net capital gain rates.
The Form 1099 you receive in January 2026 will show the tax status of all distributions paid to your account in calendar year
2025.
The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:
Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as long-term capital gain dividend for their taxable year ended December 31, 2025:
Please consult a tax advisor for any questions about federal or state income tax laws.
Moderate Strategy Fund
6.9%
Balanced Strategy Fund
11.3%
Aggressive Strategy Fund
16.9%
Equity Aggressive Strategy Fund
19.8%
Balanced Strategy Fund
Aggressive Strategy Fund
7,762,610
Equity Aggressive Strategy Fund
1,214,977

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Adviser and Service Providers — December 31, 2025 (Unaudited)
40 Adviser and Service Providers
Interested Trustee
Vernon Barback
Independent Trustees
Michelle L. Cahoon
Michael Day
Julie Dien Ledoux
Jeremy May
Ellen M. Needham
Jeannie Shanahan
Raymond P. Tennison, Jr.
Jack R. Thompson
Officers
Vernon Barback, President and Chief Executive Officer
Cheryl Wichers, Chief Compliance Officer
Ross Erickson, Treasurer, Chief Accounting Officer and
Chief Financial Officer
Kate El-Hillow, Chief Investment Officer
Mary Beth Albaneze, Secretary and Chief Legal Officer
Adviser
Russell Investment Management, LLC
401 Union Street
18th Floor
Seattle, WA 98101
Administrator and Transfer and Dividend
Disbursing Agent
Russell Investments Fund Services, LLC
401 Union Street
18th Floor
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
401 Union Street
18th Floor
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
401 Union Street
18th Floor
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Russell Investment Funds
401 Union Street
18
th
Floor
Seattle, WA 98101
800-787-7354
Fax: 206-505-3495

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included in Note 4 in the Notes to Financial Statements in the Financial Statements filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable.

Item 15.  Submission of Matters to a Vote of Security Holders
There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures
(a) Registrant's principal executive officer and principal financial officer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19.  Exhibit List

(a)     Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as codeofethics
(b)    Certification for principal executive officer of registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of registrant as required by Rule 30a-2(a) under the Act. ex99_cert
(c)         Certification for principal executive officer and principal financial officer of registrant as required by Rule 30a-2(b) under the Act. ex99.906_cert

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By:      /s/ Vernon Barback
            Vernon Barback
President & Chief Executive Officer (Principal Executive Officer), Russell Investment Funds
Date:  February 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Vernon Barback
            Vernon Barback
President & Chief Executive Officer (Principal Executive Officer), Russell Investment Funds
Date:  February 17, 2026

By:      /s/ Ross Erickson
            Ross Erickson
Treasurer, Chief Accounting Officer (Principal Accounting Officer) and Chief Financial Officer (Principal Financial Officer), Russell Investment Funds
Date:  February 17, 2026